As filed with the Securities and Exchange Commission on April 30, 2010

33 Act File No.  033-75116
40 Act File No. 811-08352

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
------------------------------

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	31	[ X ]

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	31	[ X ]

(Check appropriate box or boxes.)

LKCM FUNDS
(Exact Name of Registrant)

c/o Luther King Capital Management
301 Commerce Street, Suite 1600
Fort Worth, Texas 76102
(Address of Principal Executive Office)
Registrant's Telephone Number (817) 332-3235

--------------------

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
FRANCINE ROSENBERGER, ESQ.
K&L Gates LLP
1601 K. Street, N.W.
Washington, DC  20006

------------------------------

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on May 1, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 31 to the Registration Statement of LKCM Funds (the"Funds") is being filed for purposes of updating the Funds’ annual financial information, responding to SEC comments and conforming the Funds’ propectuses to the Summary Prospectus Rule as set forth in 17 CFR Parts, 230, 232, 239 and 274.

LKCM FUNDS

P R O S P E C T U S
May 1, 2010

1-800-688-LKCM

LKCM SMALL CAP EQUITY FUND
(Institutional Class)
(LKSCX)

LKCM EQUITY FUND
(Institutional Class)
(LKEQX)

LKCM BALANCED FUND
(LKBAX)

LKCM FIXED INCOME FUND
(LKFIX)

LKCM INTERNATIONAL FUND
(LKINX)

This Prospectus contains information you should consider before you invest in the LKCM Funds.  Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

TABLE OF CONTENTS

SUMMARY SECTION

LKCM Small Cap Equity Fund
(Institutional Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.25%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.01%
(1)  Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds (“Acquired Fund(s)”).   The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
(2)  Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2011 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$103	$321	$557	$1,235

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

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The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock market and cause a decline in the value of your investment in the Fund.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  Equity securities held by the Fund may decline in value or not increase in value when the stock market in general is rising.

•
Stock Selection Risk – Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

•
Small-Cap Risk – The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

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Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
18.90%	2nd quarter, 2009
-27.54%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Return Before Taxes	32.03%	1.05%	6.23%
Return After Taxes on Distributions	32.03%	0.09%	4.97%
Return After Taxes on Distributions and Sale of Fund Shares	20.82%	1.04%	5.25%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17%	0.51%	3.51%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	34.50%	1.55%	5.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since 1996
J. Luther King, Jr., CFA	Principal, President and Portfolio Manager	Since Inception
Jonathan B. Deweese, CFA	Analyst	Since 2010
Benjamin M. Cowan, CFA	Analyst	Since 2010

Purchase and Sale of Fund Shares: Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Transactions will only occur on days the New York Stock Exchange is open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $10,000. Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

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Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Equity Fund
(Institutional Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver and/or Expense Reimbursement(2)	-0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	0.81%
(1)  Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds (“Acquired Fund(s)”).   The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
(2)   Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2011 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.80%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$83	$330	$596	$1,357

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity and under-leveraged balance sheets, and potential for above-average capital appreciation.  The Fund may invest in equity securities of small, mid and large capitalization companies.  It seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

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Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock market and cause a decline in the value of your investment in the Fund.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  Equity securities held by the Fund may decline in value or not increase in value when the stock market in general is rising.

•
Stock Selection Risk – Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

•
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

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Best and Worst Quarterly Returns
15.36%	2nd quarter, 2009
-20.72%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Return Before Taxes	27.01%	2.56%	1.84%
Return After Taxes on Distributions	26.87%	2.16%	1.17%
Return After Taxes on Distributions and Sale of Fund Shares	17.76%	2.20%	1.35%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	28.15%	0.61%	-1.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
J. Luther King, Jr., CFA	Principal, President and Portfolio Manager	Since Inception
Scot C. Hollmann, CFA	Principal, Vice President and Portfolio Manager	Since 2010
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since 2010
Mason D. King, CFA	Analyst	Since 2010
Corey R. Horsch, CFA	Analyst	Since 2010

Purchase and Sale of Fund Shares: Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Transactions will only occur on days the New York Stock Exchange is open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $10,000. Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Balanced Fund

Investment Objective: The Fund seeks current income and long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.76%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.42%
Fee Waiver and/or Expense Reimbursement(2)	-0.61%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	0.81%
(1)  Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds (“Acquired Fund(s)”).   The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
(2)   Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2011 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.80%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$83	$389	$718	$1,649

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities, including common stocks, income producing securities convertible into common stocks, fixed income securities and cash equivalent securities.  The Fund’s investments in equity securities consist of companies with established operating histories and strong fundamental characteristics.  The Fund may invest in securities of small, mid and large capitalization companies.

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The Fund’s investments in fixed-income securities consist primarily of investment grade corporate and government issues with intermediate-term maturities from one to ten years.  Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities.  Corporate debt securities in which the Fund invests generally have a rating within the four highest grades as determined by nationally recognized statistical rating organizations such as Moody’s Investors Services, Inc. or Standard & Poor’s.

The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends.  A majority of the equity securities in which the Fund invests typically are listed on a national securities exchange or traded on the Nasdaq Stock Market, Inc. or in the U.S. over-the-counter markets.  The Fund also may invest in U.S. government securities, corporate bonds and debentures, high-grade commercial paper, preferred stocks, certificates of deposit or other securities of U.S. issuers when the Adviser perceives attractive opportunities from such securities, or so that the Fund may receive a competitive return on its uninvested cash.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock and bond markets in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock or bond markets and cause a decline in the value of your investment in the Fund.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  Equity securities held by the Fund may decline in value or not increase in value when the stock market in general is rising.

•
Security Selection Risk – Equity and fixed income securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

•
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

•
Interest Rate Risk – Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise.

•
Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that tracks the performance of fixed-income debt securities and a second additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

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Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
11.66%	3rd quarter, 2009
-10.13%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Return Before Taxes	22.90%	4.70%	3.10%
Return After Taxes on Distributions	22.40%	4.16%	2.46%
Return After Taxes on Distributions and Sale of Fund Shares	15.11%	3.88%	2.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.66%	5.93%
Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)	26.23%	2.73%	3.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Scot C. Hollmann, CFA	Principal, Vice President and Portfolio Manager	Since Inception
J. Luther King, Jr., CFA	Principal, President and Portfolio Manager	Since Inception
Mark L. Johnson, CFA	Vice President and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $10,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

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Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Fixed Income Fund

Investment Objective:  The Fund seeks current income.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.76%
Fee Waiver and/or Expense Reimbursement(1)	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.65%
(1)   Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2011 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.65%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$66	$232	$412	$932

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and government fixed income securities.  The Fund typically invests in bonds with short-to intermediate-term maturities (those with maturities from one to ten years) issued by corporations, the U.S. Government, agencies or instrumentalities of the U.S. Government and cash equivalent securities.  Investment grade debt securities are considered to be those rated within the four highest ratings assigned by nationally recognized statistical rating organizations.

The Fund seeks to maintain a dollar-weighted average expected maturity between three and 10 years under normal market and economic conditions.  The expected maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position.  The average expected maturity may be less than three years if the Adviser believes a temporary, defensive posture is appropriate.

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The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, government and government agency securities, zero coupon bonds, floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and repurchase agreements. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions.  The Fund generally intends to purchase securities that are rated investment grade at the time of its purchase. If an issue of securities is downgraded, the Adviser will consider whether to continue to hold the obligation.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the bond market in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the bond market and cause a decline in the value of your investment in the Fund.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Interest Rate Risk – Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise.

•
Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with an index that tracks the performance of fixed-income debt securities and an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

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Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
4.94%	3rd quarter, 2001
-2.18%	2nd quarter, 2004

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Return Before Taxes	10.77%	5.05%	5.73%
Return After Taxes on Distributions	9.22%	3.56%	4.04%
Return After Taxes on Distributions and Sale of Fund Shares	6.97%	3.43%	3.90%
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.66%	5.93%
Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)	11.73%	3.90%	4.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Joan M. Maynard	Vice President and Portfolio Manager	Since Inception
Scot C. Hollmann, CFA	Principal, Vice President and Portfolio Manager	Since 2010
Mark L. Johnson, CFA	Vice President and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares: Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Transactions will only occur on days the New York Stock Exchange is open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $10,000. Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

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Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM International Fund

Investment Objective:  The Fund seeks total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.91%
Total Annual Fund Operating Expenses	1.91%
Fee Waiver and/or Expense Reimbursement(1)	-0.71%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.20%
(1)   Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2011 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.20%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$122	$531	$966	$2,175

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 179% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing in a portfolio of primarily equity and equity-related securities in non-U.S. markets that the Fund’s subadviser, TT International, believes have sound prospects for sustainable growth and represent value in the form of assets and earnings.  Under normal circumstances, the Fund invests at least 80% of its net assets in securities that are tied economically to Europe, Australasia or the Far East.  In addition, the Fund may invest in issuers located in emerging markets, which are the markets of countries in the initial stages of their industrialization cycles with low per capita income.  The Fund’s investments generally will involve securities principally traded in at least three different countries. The Fund may invest in equity securities of small, mid and large capitalization companies.

TT International uses both a “top-down” and a “bottom-up” investment strategy in managing the Fund’s investment portfolio.  As part of its top-down strategy, TT International uses geopolitical analysis to eliminate countries where TT International believes it is unsafe to invest and to highlight countries where change is likely to occur.  Once TT International has completed the geopolitical analysis, it uses its bottom-up strategy to allocate Fund assets among various sectors and industries and considers a wide range of factors, including the perceived value of a company's assets or earnings and the potential for realizing a company’s value.  TT International may decide to sell Fund investments under a wide range of circumstances relating to the performance and potential of those investments and to general, economic, sector or market conditions.

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In addition to equity securities, the Fund also may invest in American Depositary Receipts and similar instruments, as well as investment grade and non-investment grade debt securities (‘commonly known as “junk bonds”).  At its discretion, TT International may use foreign currency contracts, options and stock index futures contracts for hedging purposes.  TT International also may engage in active and frequent trading of the Fund’s securities in order to achieve its investment objectives and principal investment strategies.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock and bond markets in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock or bond markets and cause a decline in the value of your investment in the Fund.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  Equity securities held by the Fund may decline in value or not increase in value when the stock market in general is rising.

•
Stock Selection Risk – Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

•
Interest Rate Risk – Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise.

•
Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

•
Foreign Investment Risk – The Fund invests in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social, political and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•
Options Risk – The Fund will be subject to risks if it utilizes options, such as imperfect correlation between the price of option contracts and movements in prices of securities underlying the options and counterparty risk.

•
Currency Risk – The value of the Fund’s investments that are denominated in non-U.S. currencies may be adversely affected by changes in the rates of exchange between those currencies and the U.S. dollar.

•
Emerging Markets Risk – The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Portfolio Turnover Risk – To the extent that the Fund’s strategies lead it to buy and sell securities more actively than other funds, the Fund could have higher expenses, including increased brokerage commission cost, which would reduce shareholder returns.  A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

•
Market Timing Risk – The Fund invests in foreign securities and therefore is subject to the risk of market timing activities.  Market timing means that some investors could take advantage of price differentials that may be reflected in the price of the Fund’s shares since the value of foreign securities may be affected by the events that occur after the close of the foreign market but before the time that the Fund prices its shares.  The Fund has adopted policies and procedures designed to detect and deter such market timing activities, but there can be no assurance that such policies or procedures can reduce or eliminate market timing in the Fund.

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•
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
22.80%	2nd quarter, 2009
-24.23%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Return Before Taxes	29.51%	3.75%	-0.75%
Return After Taxes on Distributions	27.43%	2.06%	-2.30%
Return After Taxes on Distributions and Sale of Fund Shares	19.65%	2.96%	-1.17%
Morgan Stanley Capital International Europe, Australasia and Far East Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%
Lipper International Multi-Cap Value Funds Index (reflects no deduction for taxes)	32.83%	4.10%	4.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

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Investment Adviser and Sub-Adviser:  Luther King Capital Management Corporation is the Fund’s investment adviser.  TT International is the Fund’s sub-adviser.

Portfolio Managers:

Name	Title with TT International	Experience with the Fund
Tim Tacchi	Senior and Founding Partner	Since Inception
Mark Williams	Partner, Portfolio Manager and Head of Client Services	Since Inception
Patrick Deane	Partner	Since 2000
Oisin Crawley	Portfolio Manager	Since 2005
Sharon Dodgson	Portfolio Manager	Since 2007

Purchase and Sale of Fund Shares: Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Transactions will only occur on days the New York Stock Exchange is open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $10,000. Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

Small Cap Equity Fund
The Fund seeks to achieve its investment objective by primarily choosing investments that Luther King Capital Management Corporation, the Fund’s investment adviser (“Adviser”), believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies based on various financial and fundamental criteria such as high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.

Equity Fund
The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, under-leveraged balance sheets, and potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  These equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies based on various financial and fundamental criteria such as high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.

Balanced Fund
The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities, including common stocks, income producing securities convertible into common stocks, fixed income securities and cash equivalent securities.  The Fund’s investments in fixed income securities will consist primarily of investment grade corporate and government issues with intermediate maturities from one to ten years.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies based on various financial and fundamental criteria such as high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  The Fund may invest in securities of small, mid and large capitalization companies.

Fixed Income Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and government fixed-income securities. The Fund typically invests in bonds with short-and intermediate-term maturities from one to ten years, and cash equivalent securities.

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The Adviser’s primary strategy in managing the Fund is to select debt securities based on factors such as price, yield and credit quality.

International Fund
The Fund seeks to achieve its investment objective by investing in a portfolio of primarily equity and equity-related securities in non-U.S. markets that TT International believes have sound prospects for sustainable growth and represent value in the form of assets and earnings.  These equity and equity-related securities include securities listed on recognized exchanges, convertible bonds, warrants, equity and stock index futures contracts and options, including options on equity securities.  The Fund may invest in equity securities of small, mid and large capitalization companies.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that are tied economically to Europe, Australasia (i.e., Australia, New Zealand and neighboring islands in the South Pacific) or the Far East.  This region includes those countries included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.  These securities may include, but are not limited to, those of issuers that are organized, are domiciled or principally operate in those countries, derive at least 50% of their revenue or income from their operations within those countries, have at least 50% of their assets in those countries or whose securities are principally traded on those countries’ securities markets.  TT International uses both a top-down and a bottom-up approach in managing the Fund’s investment portfolio and considers such factors such as the condition and growth potential of the various economies and securities markets, currency and taxation policies and other pertinent financial, social, national and political factors.

TT International may also engage in active and frequent trading of the Fund’s securities in order to achieve its investment objectives and principal investment strategies.

Each Fund has adopted a non-fundamental policy to notify its shareholders at least 60 days before it changes its 80% investment policy as described above.

DISCUSSION OF INVESTMENT APPROACH

Small Cap Equity, Equity, and
Balanced Funds
Luther King Capital Management Corporation (“Adviser”) follows an equity investment approach grounded in the fundamental analysis of individual companies and comprised of two distinct but complementary components.  First, the Adviser seeks to identify high quality companies based on various financial and fundamental criteria.  Companies meeting these criteria will typically exhibit a number of the following characteristics:

•    High profitability levels;
•    Strong balance sheet quality;
•    Competitive advantages;
•    Prominent market share positions;
•    Ability to generate excess cash flow after capital expenditures;
•    Management with a meaningful ownership stake in the company; and
•    Undervaluation based upon various quantitative criteria.

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The Adviser may also invest in companies whose assets the Adviser has determined are undervalued in the marketplace.  These include companies with tangible assets as well as companies that own valuable intangible assets.  As with the primary approach described above, both qualitative as well as quantitative factors are important criteria in the investment analysis.

Balanced and Fixed Income Funds
The Adviser’s fixed income investment approach concentrates primarily on investment-grade corporate and government issues with short and intermediate effective maturities.  The Adviser’s fixed income philosophy combines noncallable bonds for their offensive characteristics with callable bonds for their defensive characteristics in an attempt to enhance returns while controlling the level of risk.  The security selection process for noncallable corporate bonds is heavily credit-driven and focuses on the issuer’s earning and cash flow trends, its competitive positioning and the dynamics of its industry.

A second component of the Adviser’s fixed income philosophy is the identification of undervalued securities with a combination of high coupons and various early redemption features.  These defensive issues can offer high levels of current income with relatively limited price volatility due to the possibility that they will be retired by the issuer much sooner than the final maturity.  Callable bonds are used as alternatives to traditional short-term noncallable issues.  Maturity decisions are primarily a function of the Adviser’s macroeconomic analysis and are implemented utilizing intermediate maturity, noncallable securities.  Finally, the credit analysis performed by the Adviser on individual companies, as well as industries, is enhanced by the Adviser’s experience in the equity market.  The analytical effort concentrates on market leading, profitable, well-financed debt issuers.

International Fund
TT International uses both a “top-down” and a “bottom-up” investment strategy in managing the Fund’s investment portfolio.  As part of its top-down strategy, TT International uses geopolitical analysis to eliminate countries where TT International believes it is unsafe to invest and to highlight countries where change is likely to occur.  In conducting the geopolitical analysis, TT International may consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation policies and other pertinent financial, social, national and political factors.  Under certain adverse investment conditions, the Fund may restrict the number of securities markets in which it invests, although under normal market circumstances the Fund’s investments will involve securities principally traded in at least three different countries.

Once TT International has completed the geopolitical analysis, it allocates Fund assets among various sectors and industries.  This primarily is part of its top-down strategy, but also may be part of its bottom-up strategy, especially when analyzing a narrow sector or industry.  Within sectors and industries TT International applies its bottom-up strategy to identify attractive companies for investment.  This strategy involves considering a wide range of factors, including perceived value in a company's assets or earnings and the potential for realizing a company’s value.  In addition, as part of its bottom-up strategy, TT International seeks to verify its assessment of a company's value through research, economic modeling, discussions with management, and other sources.

TT International may decide to sell Fund investments under a wide range of circumstances relating to the performance and potential of those investments and to general, economic, sector or market conditions.  These circumstances may include:

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•     changes in its top-down geopolitical analysis;
•     changes in its view of a sector or industry;
•     changes in market conditions or perceptions;
•     changes in a company's value in assets or earnings or the prospect for realizing a company's value; and
•     opportunities to realize a profit or mitigate a loss.

While the Fund expects to invest mainly in equity securities, the Fund may also invest in investment grade debt securities and non-investment grade debt securities.  The Fund may also invest in non-U.S. markets through American Depositary Receipts and similar instruments.

TT International may use foreign currency contracts and options to hedge the Fund’s currency exposure at its discretion.  Hedging is used to protect against price movements in a security that the Fund owns or intends to acquire.  In determining whether to engage in foreign currency contracts and options, TT International carefully considers fundamental macro-economic factors, as well as geopolitical factors and capital flows.  In addition, TT International may purchase and sell stock index futures contracts to hedge against the Fund’s exposure to the volatility of securities prices in a particular market or to reallocate the Fund’s equity market exposure.

The Fund may invest in issuers located in emerging markets, which are the markets of countries in the initial stages of their industrialization cycles with low per capita income.  All of the risks of investing in foreign securities are heightened by investing in emerging markets.  Emerging markets have been more volatile than the markets of developed countries with more mature economies.

ADDITIONAL INFORMATION REGARDING THE
PRINCIPAL RISKS OF INVESTING IN THE FUNDS

An investment in any of the Funds entails risks.  The Funds could lose money, or their performance could trail that of other investment alternatives.  The table below provides additional principal risks of investing in the Funds.  Following the table, each risk is explained.

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	Small Cap Equity Fund	Equity Fund	Balanced Fund	Fixed Income Fund	International Fund
General Market Risk	X	X	X	X	X
Inflation Risk	X	X	X	X	X
Recent Market Events	X	X	X	X	X
Stock Market Risk	X	X	X		X
Stock Selection Risk	X	X	X		X
Small Cap Risk	X
Small and Mid Cap Risk		X	X		X
Foreign Investments Risk					X
Options Risk					X
Emerging Markets Risk					X
Currency Risk					X
Portfolio Turnover Risk	X	X	X	X	X
Market Timing Risk					X
Interest Rate Risk			X	X	X
Credit Risk			X	X	X
Temporary Investments Risk	X	X	X	X	X

General Market Risk:
Factors that affect the stock and bond markets include domestic and foreign economic growth or decline, interest rate levels and political events.  These factors may negatively affect the markets and, thus, an investment in any of the Funds may decline.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.

Inflation Risk:
Stocks and bonds may fall in value due to higher actual or anticipated inflation.  Further, a rapid increase in prices for goods and services may have an adverse effect on corporate profits and consumer spending, which also may result in lower stock and bond values.

Recent Market Events:
In recent periods, U.S. and international markets have experienced dramatic volatility.  The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  As a result, many of the Funds’ other risks may be increased.  The U.S. government has taken numerous steps to alleviate these market conditions.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Funds.

Stock Market Risk:
Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund is likely to decline in value.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.  Risks of investing in equity securities also include that a company may not perform as anticipated due to a variety of factors such as poor management, weak demand for its products or less than anticipated earnings.

Stock Selection Risk:	Stocks selected by the Adviser or TT International, as applicable, may decline in value or not increase in value when the stock market in general is rising.

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Small-Cap Risk:
Small capitalization companies may not have the size, resources or other assets of mid or large capitalization companies.  These small capitalization companies may be subject to greater market risks and fluctuations in value than mid or large capitalization companies and may not correspond to changes in the stock market in general.

Small and Mid Cap Risk:
Small and mid capitalization companies may not have the size, resources and other assets of large capitalization companies.  These small and mid capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investments Risk:
Funds that invest in foreign securities involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject.

Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

Foreign markets may be less liquid and more volatile than U.S. markets.  Rapid increases in money supply may result in speculative investing, contributing to volatility.  Also, equity securities may trade at price-earnings multiples that are higher than those of comparable U.S. companies, and that may not be sustainable.  As a result, there may be rapid changes in the value of foreign securities.

Foreign markets may offer less protection to investors.  Enforcing legal rights may be difficult, costly and slow.  There may be special problems enforcing claims against foreign governments.

Options Risk:
The use of options (including listed and over-the-counter (“OTC”) options) would subject the Fund to certain risks. TT International's predictions of movements in the direction of the securities markets may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if the options had not been used.  Other risks inherent in the use of options include, for example, the possible imperfect correlation between the price of option contracts and movements in the prices of the securities underlying the options.  OTC options are negotiated with dealers and there is no secondary market for these investments.  OTC options are also subject to counterparty risk.

Emerging Markets Risk:
Investing in emerging markets can have more risk than investing in developed foreign markets.  These risks include that the information about the companies in these countries is not always readily available, greater political and economic uncertainties exist in emerging markets than in developed foreign markets, the securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries, very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets, and governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies.  An investment in a Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities.

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Currency Risk:
Since foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.  An increase in the U.S. dollar relative to these other currencies will adversely affect the value of the Fund.  In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets.  Controls or intervention could limit or prevent the Fund from realizing value in U.S. dollars from its investment in foreign securities.

Portfolio Turnover Risk:
To the extent that the Fund’s strategies lead it to buy and sell securities more actively than many funds, the Fund could have higher expenses, including increased brokerage commission cost, which would reduce shareholder returns.  A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

Market Timing Risk:
Because the Fund invests in foreign securities, it is subject to the risk of market timing activities.  The Fund generally prices these foreign securities from the foreign markets in which they trade.  The closing prices of such foreign securities are typically calculated prior to the calculation of the net asset value per share by the Fund.  However, the value of foreign securities may be affected by events that occur after the close of a foreign market but before the time as of which the Fund prices its shares.  In such instances, the Fund may fair value foreign securities.  However, some investors may engage in market timing activities in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares.  Such market timing activities may adversely affect the International Fund’s investment performance for longer term shareholders.  The Fund has adopted policies and procedures designed to detect and deter such market timing activities.  However, there is no assurance that fair valuation of securities or such policies and procedures can reduce or eliminate market timing.

Interest Rate Risk:
The market values of fixed income securities are inversely related to actual changes in interest rates.  When interest rates rise, the market value of a Fund’s fixed income securities will decrease.  If this occurs, a Fund’s net asset value may also decrease.  Moreover, the longer the remaining maturity of a fixed income security, the greater the effect of interest rate changes on the market value of the security.

Credit Risk:
If issuers of fixed income securities in which a Fund invests experience unanticipated financial problems, the issue is likely to decline in value.  In addition, the Funds are subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal.

Temporary Investments Risk:
To respond to adverse market, economic, political or other conditions, the Small Cap Equity, Equity, Balanced and Fixed Income Funds may invest in time deposits, commercial paper, certificates of deposits, short term corporate and government obligations, repurchase agreements and bankers’ acceptances, and the International Fund may invest a greater than normal percentage or all of its assets in cash, cash equivalents or high quality debt securities.  To the extent that a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

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PORTFOLIO HOLDINGS INFORMATION

The Funds make available its top ten and complete portfolio holdings on its website home page on a quarterly basis.  The top ten and complete portfolio holdings information is available no earlier than 10 and 30 days after the end of the calendar quarter, respectively, and will remain available through at least the end of the current quarter.  This information may be found on the Funds’ home page on its website.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.  The Statement of Additional Information is available by contacting the Funds at 1-800-688-LKCM or at www.lkcmfunds.com.

MANAGEMENT

INVESTMENT ADVISER

Luther King Capital Management Corporation (the “Adviser”), 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Funds.  The Adviser was founded in 1979 and provides investment management services to investment companies, employee benefit plans, endowment funds, foundations, trusts and high net-worth individuals.  As of December 31, 2009, the Adviser had approximately $7.0 billion in assets under management.

Under an Investment Advisory Agreement with the Funds, the Funds pay the Adviser an advisory fee calculated by multiplying a quarterly rate (equal on an annual basis to the percentages shown below under “Contractual Fee”) by the Fund’s average daily net assets during the quarter.  The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses through April 30, 2011 to the extent necessary to keep the total operating expenses from exceeding the respective caps also shown as a percentage of average daily net assets.

The advisory fees and expense caps for the fiscal year ended December 31, 2009, were as follows:

	Contractual Advisory Fee	Advisory Fee Actually Charged	Expense Cap
Small Cap Equity Fund	0.75%	0.75%	1.00%
Equity Fund	0.70%	0.37%	0.80%
Balanced Fund	0.65%	0.04%	0.80%
Fixed Income Fund	0.50%	0.39%	0.65%
International Fund	1.00%	0.29%	1.20%

Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the applicable Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed.

SUB-ADVISER

TT International, Moor House, Level 13, 120 London Wall, London, England EC2Y 5ET, serves as the sub-adviser to the International Fund.  TT International was founded in 1988 and offers investment counseling services to investment companies, pension plans, trusts, charitable organizations and other institutional investors.  As of December 31, 2009, TT International had approximately $17.7 billion in assets under management.  TT International is registered as an investment adviser under the Investment Advisers Act of 1940 and is regulated in the conduct of its investment business in the United Kingdom by the Financial Services Authority (FSA) and in the United States by the Securities and Exchange Commission.

Pursuant to a Sub-Advisory Agreement (“Sub-Advisory Agreement”), the Adviser pays TT International a fee equal to an annual rate of 0.50% of the average daily net assets of the International Fund, which fee is calculated daily and paid quarterly.  The Sub-Advisory Agreement also provides that if the Adviser’s fee is reduced due to fee waivers by the Adviser in order to comply with expense limitations, TT International’s compensation will be reduced by a proportionate amount provided that in no event will TT International be obligated to reimburse the International Fund in order to satisfy such expense limitations.  The Adviser and TT International have voluntarily agreed to waive all or a portion of their advisory fees and/or reimburse the International Fund’s other expenses.

PORTFOLIO MANAGERS

J. Luther King, Jr., CFA, is the lead portfolio manager of the LKCM Equity Fund and oversees the investment team responsible for the LKCM Equity Fund.  Mr. King is also a member of the investment teams responsible for the LKCM Small Cap Equity Fund and LKCM Balanced Fund.  Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979.  Mr. King graduated with a Bachelor of Science and a Masters of Business Administration from Texas Christian University.

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Steven R. Purvis, CFA, is the lead portfolio manager of the LKCM Small Cap Equity Fund and oversees the investment team responsible for the LKCM Small Cap Equity Fund.  Mr. Purvis is also a member of the investment team responsible for the LKCM Equity Fund.  Mr. Purvis has been a Vice President and Portfolio Manager of the Adviser since 1996 and Principal since 2004.  Mr. Purvis graduated with a Bachelor of Science in Business Administration from the University of Missouri and a Masters of Business Administration from the University of Missouri – Kansas City.

Scot C. Hollmann, CFA, is the lead portfolio manager of the LKCM Balanced Fund and oversees the investment team responsible for the LKCM Balanced Fund.  Mr. Hollmann is also a member of the investment teams responsible for the LKCM Equity Fund and LKCM Fixed Income Fund.  Mr. Hollmann has been a Vice President and Portfolio Manager of the Adviser since 1983 and Principal since 1986.  Mr. Hollmann graduated with a Bachelor of Business Administration and a Masters of Business Administration from Texas Christian University.

Joan M. Maynard is the lead portfolio manager of the LKCM Fixed Income Fund and oversees the investment team responsible for the LKCM Fixed Income Fund.  Ms. Maynard has been a Vice President and Portfolio Manager of the Adviser since 1991 and employed by the Adviser since 1986.  Ms. Maynard graduated with a Bachelor of Business Administration from the University of Texas at San Antonio and a Masters of Business Administration from Texas Christian University.

Mark L. Johnson, CFA, is a member of the investment teams responsible for the LKCM Balanced Fund and LKCM Fixed Income Fund.  Mr. Johnson has been a Vice President and Portfolio Manager of the Adviser since 2002.  Mr. Johnson graduated with a Bachelor of Arts from Duke University.

Mason D. King, CFA, is a member of the investment team responsible for the LKCM Equity Fund.  Mr. King has been an Analyst with the Adviser since 2004.  Mr. King graduated with a Bachelor of Arts from Princeton University and a Masters of Business Administration from the University of Texas.

Corey R. Horsch, CFA, is a member of the investment team responsible for the LKCM Equity Fund.  Mr. Horsch has been an Analyst with the Adviser since 2006.  Mr. Horsch graduated magna cum laude with a Bachelor of Business Administration and a Bachelor of Arts from Texas Christian University as well as a Masters of Business Administration from the University of Texas.

Jonathan B. Deweese, CFA, is a member of the investment team responsible for the LKCM Small Cap Equity Fund.  Mr. Deweese has been an Analyst with the Adviser since 2003.  Mr. Deweese graduated with a Bachelor of Science from the University of Arkansas and a Masters of Business Administration from the University of Texas.

Benjamin M. Cowan, CFA, is a member of the investment team responsible for the LKCM Small Cap Equity Fund.  Mr. Cowan has been an Analyst with the Adviser since 2005.  Mr. Cowan graduated summa cum laude with a Bachelor of Business Administration in Finance and Accounting at Texas Christian University.

TT International uses a team of individuals that are primarily responsible for the day-to-day management of the International Fund.  The International Fund management team includes the following portfolio managers:

Tim Tacchi is the Senior and Founding Partner of TT International and is responsible for asset allocation.  Prior to establishing TT International in 1988, Tim was an Investment Director with Fidelity International, responsible for UK and European ERISA business, including stock selection and client relationships. Before joining Fidelity he was an Investment Manager for the UK-based merchant bank Hambros.

Patrick Deane is a Partner of TT International and heads European stock selection with a focus on cyclical services and utilities.  Before joining TT International in 2000, Patrick worked for 6 years as a Director at Morgan Grenfell/Deutsche Asset Management.  Prior to that he was at HSBC for four years, having begun his career at Midland Montagu.

Mark Williams is a Partner, Portfolio Manager (Geopolitics), and Head of Client Services of TT International and joined the firm in 1994.  Prior to joining TT International, he was Executive Director and co-head of foreign exchange (Europe) at Goldman Sachs.  Prior to joining Goldman Sachs, he served as Vice President of Commodity Finance at Chemical Bank.

Oisin Crawley is a Portfolio Manager responsible for selecting Asia ex-Japan stocks and joined TT International in 2005.  Prior to joining TT International, he worked as Equity Research Analyst at Morgan Stanley & Co. from 2001 to 2005.

Sharon Dodgson is a Portfolio Manager responsible for Japanese stock selection and joined TT International in 2007.  Prior to joining TT International, she worked for seven years with Bessemer Trust Group (UK) Limited focusing on Japanese stock selection.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities of the Funds.

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DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares.

DISTRIBUTION PLAN

The Small Cap Equity Fund (Institutional Class), the Equity Fund (Institutional Class), Balanced Fund, Fixed Income Fund, and International Fund have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Funds to pay distribution and service fees for the sale and distribution of their shares and for services provided to shareholders.  The distribution plan allows the Funds to finance activities that promote the sale of the Funds’ shares such as printing prospectuses and reports and preparing and distributing advertising material and sales literature with Fund assets.  The distribution plan authorizes each Fund to pay up to 0.75% of average daily net assets for distribution and other services.

Currently, the Board of Trustees has not authorized payments under the distribution plan and, as a result, the Funds are neither accruing nor paying any fees under the plan.  If the Funds were using the plan, the fees paid under the plan would, over time, increase the cost of your investment and could cost you more than paying other types of sales charges.

PURCHASE OF SHARES

You may purchase shares of each Fund at the net asset value (“NAV”) per share next determined after receipt of the purchase order. Each Fund determines NAV as of the close of normal trading of the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern Time) each day that the NYSE is open for business.

INITIAL INVESTMENTS

The Funds are offered for purchase directly from LKCM Funds, through financial intermediaries who have entered into agreements with the Funds’ distributor, and from certain other distribution channels.

Through Your Financial Adviser.  You may invest in shares of a Fund by contacting your financial adviser.  Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives.  Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

The Funds have authorized certain broker-dealers to receive on their behalf purchase and redemption orders of Fund shares.  These broker-dealers may designate intermediaries to receive Fund orders.  The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee receives such orders.  All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer or its designee.

By Mail.  You may open an account by completing and signing an Account Registration Form, and mailing it, together with a check ($10,000 minimum initial investment) payable to LKCM Funds.  Your order will not be accepted until the completed Account Registration Form is received by the Transfer Agent.

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name (incl. Institutional Class for the Small Cap Equity Fund and Equity Fund) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Fund name (incl. Institutional Class for the Small Cap Equity Fund and Equity Fund) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

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Once a Fund receives and accepts your Account Registration Form in the mail, your payment for shares will be credited to your account at the NAV per share of a Fund next determined after receipt.  If you purchase shares using a check and soon after make a redemption request, LKCM will honor the redemption request at the next determined NAV, but will not send you the proceeds until your purchase check has cleared (usually within 15 days).  The Funds will not accept payment in cash or money orders.  Cashier’s checks in amounts of less than $10,000 will not be accepted.  To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Payment should be made by check in U.S. dollars drawn on a U.S. bank, savings and loan or credit union. If your bank does not honor your check, you could be liable for any loss sustained by the Funds, as well as a service charge imposed by the Transfer Agent in the amount of $25.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Registration Form as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Registration Form, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-688-LKCM if you need additional assistance when completing your Account Registration Form.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

By Wire. You may purchase shares of a Fund by wiring federal funds ($10,000 minimum). If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed Account Registration Form.  You can mail or overnight deliver your Account Registration Form to the Transfer Agent.  Upon receipt of your completed Account Registration Form, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  The wire must be received by 4:00 P.M. (Eastern Time) in order to receive the same day’s NAV.  Your bank must include both the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to LKCM Funds
[Name of Fund], [include Institutional Class if for the Small Cap Equity or Equity Funds]
[Shareholder account number]

Federal fund purchases will be accepted only on a day on which the Funds and the custodian are open for business.  The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

SUBSEQUENT INVESTMENTS

By Mail or Wire.  You may make additional investments at any time (minimum subsequent investment $1,000) by mailing a check payable to LKCM Funds to the address noted in the section entitled “Initial Investments By Mail.”  Additional investments may also be made by wire.  Before sending your wire, please contact the Transfer Agent at 1-800-688-LKCM to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  Instruct your bank to wire monies as outlined above.

By Telephone.  To make additional investments by telephone, you must check the appropriate box on your Account Registration Form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Funds toll free at 1-800-688-LKCM to move money, in the amount of $1,000 or more, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  Shares of the Funds will be purchased in your account at the NAV next determined after your order is placed.

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AUTOMATIC INVESTMENT PROGRAM

The Automatic Investment Program (the “Program”) permits investors that own shares of a Fund with a value of $10,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.  This Program provides a convenient method to have monies deducted from your checking or savings account, for investment into a Fund, on a monthly or quarterly basis.  Only bank accounts held at domestic institutions that are ACH members may be used for this option.  If you wish to change the amount of your investment or to terminate the plan, please contact the Transfer Agent five days prior to the effective date.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned.  To establish the Program, an investor must complete the appropriate sections of the Account Registration Form.  For additional information on the Program, please call 1-800-688-LKCM.

RETIREMENT PLANS

The Funds make available Individual Retirement Accounts (“IRAs”), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA “Rollover Accounts,” offered by U.S. Bancorp Fund Services, LLC.  Detailed information on these plans is available by calling the Funds at 1-800-688-LKCM (option 1).  Investors should consult with their own tax advisers before establishing a retirement plan.

OTHER PURCHASE INFORMATION

Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.

Purchases of each Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places.  In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder.  Certificates for fractional shares will not be issued.

HOUSEHOLDING

In an effort to decrease costs, the Funds may reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If implemented, and if you would like to discontinue householding for your accounts, please call toll-free at 1-800-688-LKCM to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

MARKET TIMING POLICY

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing.  Market timing transactions include trades in mutual fund shares that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings – for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible.  Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.

The LKCM Funds are typically intended for long-term investing.  Market timing by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent market timing activities in the Funds.  To discourage market timing, the Funds charge a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase (except on shares held in separate accounts of the Adviser).  In addition, a Fund will temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the Funds believe have engaged in market timing practices and which may have an adverse impact on the Funds.  The Funds will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the Funds, uses the exchange privilege excessively.

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The Funds and/or the Adviser monitor for market timers and attempt to detect abusive trading practices.  The criteria and techniques may change from time to time as determined by the Funds or the Adviser.  The Transfer Agent will reject any purchase or exchange order, in whole or in part, including trading that the Funds or the Adviser believe may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Funds.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the efforts of the Funds or the Adviser will identify all trades or trading practices that may be considered abusive.  In addition, the ability of the Funds or the Adviser to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries may be limited.  However, the Funds and the Adviser attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into agreements with certain financial intermediaries that generally require them to provide the Funds with information concerning those individual shareholders involved in any such aggregated trades.  For those financial intermediaries with whom the Funds have not entered into such agreements, the Funds treat such intermediaries as individual shareholders for purposes of its market timing and redemption fee policies.  However, there can be no assurance that the Funds or the Adviser will be able to detect and prevent abusive trading in accounts maintained by financial intermediaries through the foregoing measures or otherwise.

EXCHANGING SHARES

You may exchange all or a portion of your investment from one LKCM Fund to another as long as the exchange is for the same class of shares of the other LKCM Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  In addition, exchanges of shares held for less than 30 days will be subject to a 1.00% redemption fee (see  the section entitled “Redemption of Shares – 30-Day Redemption Fee” for additional information).  The Transfer Agent charges a $5.00 fee for each exchange via telephone.  Call the Funds to learn more about exchanges.

Please Note: The Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt the Fund’s performance and shareholders.  Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively.  The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

REDEMPTION OF SHARES

You may redeem shares of the Funds by contacting your financial advisor, by mail or, if authorized, by telephone or wire.  The Funds do not charge a fee for making redemptions, except with respect to wire redemptions or redemptions made within 30 days of purchase.

By Mail.  You may redeem your shares by mailing a written request to:

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name (incl. Institutional Class for the Small Cap Equity Fund and Equity Fund) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Fund name (incl. Institutional Class for the Small Cap Equity Fund and Equity Fund) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

After your request is in “good order” the Fund will redeem your shares at the next NAV.

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To be in “good order,” redemption requests must include the following documentation:

(a)	The share certificates, if issued;

(b)
A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

(c)	Any required signature guarantees; and

(d)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans, and other organizations.

Signature Guarantees.  To protect your account, the Funds and U.S. Bancorp Fund Services, LLC from fraud, signature guarantees are required to enable the Funds to verify the identity of the person that has authorized a redemption from an account.  Signature guarantees are required for (1) redemptions where the proceeds are payable or sent to any person, address or bank account not on record, (2) share transfer requests, and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 days.  In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.  Please contact the Funds at 1-800-688-LKCM (option 1) for further details.

By Telephone.  If you indicated on your Account Registration Form, or have subsequently arranged in writing to do so, you may redeem shares by calling the Funds.  You may have the redemption proceeds mailed by check to the primary registration address or wired directly to your bank. You may also have your proceeds sent via electronic funds transfer through the ACH network to your predetermined bank account.  Other redemption fees may be applicable.  See the section titled “Other Redemption Information” below.  The Transfer Agent imposes a $15.00 fee for each wire redemption.  There is no charge for an electronic funds transfer, however the funds may not be available for 2-3 days.  The redemption proceeds will be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the Funds. No telephone redemptions may be made within 15 days of any address change.

If you would like to arrange for redemption by wire or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Funds at the address listed in the section entitled “Redemption of Shares  By Mail.”  The investor must sign such requests.  Further documents and signature verifications may be required.

The Funds reserve the right to refuse a wire or telephone redemption. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time.  The Funds and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine.  In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.  To the extent that the Funds fail to use reasonable procedures as a basis for their belief, they may be liable for instructions that prove to be fraudulent or unauthorized.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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30-Day Redemption Fee.  If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee. This fee will be deducted from the proceeds of your redemption. For purposes of applying the fee, the first day of the holding period is trade date plus one.  The holding period will be determined on a “first-in, first-out” basis, meaning the Fund shares purchased first will be redeemed first. Shares of the Funds held in accounts separately managed by the Adviser will not be subject to the redemption fee. However, transactions in shares of the Funds by financial intermediaries with whom the Funds do not have information sharing agreements in place may be subject to the redemption fee.  The redemption fee is retained by the Funds for the benefit of its long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends, or to shares purchased through the Automatic Investment Program. Furthermore, the redemption fee will not apply to shares held in accounts of certain retirement plans, profit sharing plans or tax favored savings plans.

Other Redemption Information.  Payment of the redemption proceeds will be normally made within seven calendar days after receipt of a redemption request in “good order.”  Redemption proceeds for shares of the Funds purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen calendar days.  Shareholders can avoid this delay by utilizing the wire purchase option.

Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000. You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.

The Funds may suspend the right of redemption or postpone the date at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

The Funds have reserved the right to redeem in kind (i.e., in securities) any redemption request during any 90-day period in excess of the lesser of:  (i) $250,000 or (ii) 1% of a Fund’s NAV being redeemed.  If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you.

TRANSFER OF REGISTRATION

The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701.  As in the case of redemptions, the written request with signature(s) guaranteed must be received in “good order.”

VALUATION OF SHARES

Calculation of Net Asset Value.  The net asset value (“NAV”) per share is computed by dividing the total value of the investments and other assets of a Fund, less any liabilities, by the total outstanding shares of the Fund.  The NAV per share is determined as of the close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  NAV is not determined on days the NYSE is closed.  The NYSE is closed on weekends and most national holidays.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the Fund.  A Fund’s NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption.  Because the International Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the International Fund does not price its shares, the NAV of the International Fund may change on days when shareholders will not be able to purchase or redeem shares of the International Fund.  In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.

Fair Value Procedures for the Funds.  The trading hours for most foreign securities end prior to the close of the NYSE, generally the time the Funds’ NAVs are calculated.  The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  Some of the events that may necessitate fair valuing a security include i) the security’s trading has been halted or suspended; ii) the security has been de-listed from an exchange; iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; iv) the security has not been traded for an extended period of time; v) the security’s primary pricing source is not able or willing to provide a price; and vi) trading of the security is subject to local government-imposed restrictions.

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If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate their NAVs.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Funds’ NAV in advance of the time as of which NAV is calculated.  Because some foreign markets are open on days when a Fund does not price its shares, the value of a Fund’s holdings (and correspondingly, the Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.

The Board of Trustees has also established procedures that permit the Adviser to fair value securities under certain circumstances, including if the value of a security is materially affected by an event occurring after its close of trading, if reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value.  The Funds may also fair value a security if the Funds or the Adviser believe that the market price is stale.  In addition, the Funds may use independent pricing services to assist in pricing portfolio securities.

There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAVs.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

Fair Value Procedures for the International Fund.  Securities for which market prices are not “readily available,” or which cannot be valued using the methodologies described above, will generally be valued in accordance with the fair value procedures established by the Board. Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by an independent pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold.  The pricing service, its methodology or threshold may change from time to time.

Because the International Fund invests in securities that are traded primarily in foreign markets, a significant gap in time can exist between the time of a particular security’s last trade on a foreign market, and the time at which the International Fund calculates its NAV.  If an event that could materially affect the value of the International Fund’s securities has occurred between the time the securities were last traded and the time that the International Fund calculates its NAV, the closing price of the International Fund’s securities may no longer reflect their market value at the time the International Fund calculates its NAV.  In such a case, the International Fund may use fair value methods to value such securities.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

The Small Cap Equity, Equity and International Funds intend to declare and pay income dividends at least on an annual basis.  The Balanced and Fixed Income Funds intend to declare and pay income dividends on a quarterly basis.  The Funds intend to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis.  The Funds may make an additional distribution if necessary, to avoid income or excise taxes.  Dividends and other distributions, if any, will automatically be paid in additional shares of the Funds unless the shareholder elects otherwise.  Such election must be made in writing to the Funds.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Funds’ then current NAV and to reinvest all subsequent distributions.

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TAXES

Dividends, whether paid in cash or reinvested in additional shares, from a Fund’s net investment income, the excess of its net short-term capital gain over net long-term capital loss and its net gains from certain foreign currency transactions, if any, will be taxable to its shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except that a Fund’s dividends attributable to “qualified dividend income” (i.e., dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid.  A portion of a Fund’s dividends—not exceeding the aggregate dividends it receives from domestic corporations only—also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt financing and other restrictions.  However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.  There can be no assurance as to what portion, if any, of a Fund’s distributions will constitute qualified dividend income or be eligible for the dividends-received deduction.

Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if a Fund makes a certain election, any such excess that is retained by the Fund), will be taxable as long-term capital gain and also will be subject to a 15% maximum federal tax rate for individual shareholders; capital gain distributions to corporate shareholders remain subject to federal income tax at a maximum rate of 35%.  The 15% maximum rate of federal income tax on individuals’ net capital gain, as well as the special rules relating to “qualified dividend income” described above, generally apply only through the last taxable year beginning before January 1, 2011.  The classification of a capital gain distribution or retained capital gains (and, consequently, the applicable tax rate) is determined by the length of time that a Fund has held the securities that generated the gain and not the length of time you have held shares in such Fund.  Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by a Fund.

Any dividends and other distributions a Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year.  If you purchase shares of a Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

When a shareholder redeems shares of a Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the shares.  Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above.  In addition, if Fund shares are bought within 30 days before or after selling other Fund shares at a loss, all or a portion of the loss will be deferred and will increase the basis of the newly purchased shares.

Each Fund is required by federal law to withhold and remit to the U.S. Treasury 28% of reportable payments (which includes dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other non-corporate shareholders who fail to certify that the taxpayer identification number furnished to the Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate also is required from each Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

Dividends and other distributions each Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.

The foregoing summarizes some of the important income tax considerations generally affecting each Fund and its shareholders.  Potential investors in the Funds should see the SAI for further information regarding the tax effects of investing in the Funds and consult their tax advisers with specific reference to their own tax situation.

MASTER-FEEDER STRUCTURE

The International Fund may in the future operate under a master/feeder structure.  This means that the International Fund would be a “feeder” fund that seeks to meet its investment objective by investing all or a portion of its investable assets in a “master” fund with the same investment objective.  The “master” fund would purchase securities for investment.  If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the International Fund without seeking shareholder approval if the investments in the master fund are in the best interests of the International Fund and their shareholders.

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INDEX DESCRIPTIONS

The Barclays Capital U.S. Intermediate Government/Credit Bond Index (formerly known as the Lehman Brothers Intermediate Government/Credit Bond Index) is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index.  Securities included in the index must meet the following criteria:  fixed as opposed to variable rate; remaining maturity of one to ten years; minimum outstanding par value of $250 million; rated investment grade or higher by Moody’s Investors Service or equivalent; must be dollar denominated and non-convertible; and must be publicly issued.  A direct investment in an index is not possible.

The Lipper International Multi-Cap Value Funds Index is an index of international multi-cap value mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Large-Cap Core Funds Index is an index of large cap core mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index consisting of funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash and cash equivalents.  A direct investment in an index is not possible.

The Lipper Short Intermediate Investment-Grade Debt Funds Index is an index of short intermediate investment grade mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Small-Cap Core Funds Index is an index of small cap core mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE”) is an unmanaged index composed of securities of 21 European and Pacific Basin countries.  The MSCI EAFE Index is a recognized international index and is weighted by market capitalization.  A direct investment in an index is not possible.

The Russell 2000 Index is an unmanaged index comprised of the smallest 2,000 companies in the Russell 3000 Index, representing approximately 10% of the Russell 3000 Index total market capitalization.  The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  As of February 28, 2010, the average market capitalization of the Russell 2000 Index was approximately $1.03 billion.  A direct investment in an index is not possible.

The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.  The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.  A direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The financial highlights tables set forth below are intended to help you understand the Funds’ financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information for the fiscal years ended December 31, 2009, 2008 and 2007 has been audited by Deloitte & Touche LLP.  Another independent registered public accounting firm audited the information for the other years.  The report of Deloitte & Touche LLP, along with the Funds’ financial statements, is included in the Annual Report for the year ended December 31, 2009, which is available free of charge upon request.

	LKCM SMALL CAP EQUITY FUND
	Institutional Class
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007		Year Ended December 31, 2006	Year Ended December 31, 2005
Net Asset Value - Beginning of Period	$12.24	$20.03	$21.98		$21.12	$21.46
Net investment income (loss)(1)	(0. 05)	(0.03)	0.01		(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	3.97	(7.75)	(0.17)		3.22	3.17
Total from investment operations	3.92	(7.78)	(0.16)		3.18	3.12
Dividends from net investment income	-	-	(0.00	)(2)	-	-
Distributions from net realized gains	-	(0.01)	(1.79)		(2.32)	(3.46)
Total dividends and distributions	-	(0.01)	(1.79)		(2.32)	(3.46)
Net Asset Value - End of Period	$16.16	$12.24	$20.03		$21.98	$21.12
Total Return	32.03%	(38.87)%	(0.76)%		14.98%	14.42%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$529,166	$385,223	$595,175		$608,417	$370,988
Ratio of expenses to average net assets:	1.00%	0.97%	0.94%		0.96%	0.99%
Ratio of net investment income (loss) to average net assets:	(0.35)%	(0.17)%	0.04%		(0.16)%	(0.23)%
Portfolio turnover rate(3)	59%	61%	60%		56%	56%
(1)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(2)	Less than $(0.005).
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	LKCM EQUITY FUND
	Institutional Class
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net Asset Value - Beginning of Period	$10.33	$15.38	$14.43	$13.30	$13.09
Net investment income	0.10	0.16	0.16	0.14	0.11
Net realized and unrealized gain (loss) on investments	2.69	(5.05)	1.42	1.55	0.52
Total from investment operations	2.79	(4.89)	1.58	1.69	0.63
Dividends from net investment income	(0.10)	(0.16)	(0.16)	(0.14)	(0.12)
Distributions from net realized gains	-	-	(0.47)	(0.42)	(0.30)
Total dividends and distributions	(0.10)	(0.16)	(0.63)	(0.56)	(0.42)
Net Asset Value - End of Period	$13.02	$10.33	$15.38	$14.43	$13.30
Total Return	27.01%	(31.80)%	10.96%	12.65%	4.80%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$49,157	$36,677	$53,743	$50,385	$46,510
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.13%	1.06%	1.01%	1.06%	1.10%
After expense waiver and/or reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	0.62%	0.85%	0.82%	0.71%	0.60%
After expense waiver and/or reimbursement	0.95%	1.11%	1.03%	0.97%	0.90%
Portfolio turnover rate	26%	31%	26%	24%	21%

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	LKCM BALANCED FUND

	Year Ended December 31, 2009	Years Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net Asset Value - Beginning of Period	$10.85	$13.84	$13.36	$12.42	$11.85
Net investment income	0.22	0.26	0.28	0.25	0.21
Net realized and unrealized gain (loss) on investments	2.24	(2.96)	0.82	1.13	0.48
Total from investment operations	2.46	(2.70)	1.10	1.38	0.69
Dividends from net investment income	(0.22)	(0.28)	(0.28)	(0.26)	(0.12)
Distributions from net realized gains	-	(0.01)	(0.34)	(0.18)	-
Total dividends and distributions	(0.22)	(0.29)	(0.62)	(0.44)	(0.12)
Net Asset Value - End of Period	$13.09	$10.85	$13.84	$13.36	$12.42
Total Return	22.90%	(19.70)%	8.25%	11.22%	5.87%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$13,476	$10,156	$12,191	$9,922	$9,232
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.41%	1.38%	1.35%	1.45%	1.47%
After expense waiver and/or reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	1.28%	1.51%	1.51%	1.30%	1.03%
After expense waiver and/or reimbursement	1.89%	2.09%	2.06%	1.95%	1.70%
Portfolio turnover rate	22%	38%	27%	12%	24%

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	LKCM FIXED INCOME FUND

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net Asset Value - Beginning of Period	$10.20	$10.33	$10.19	$10.24	$10.42
Net investment income	0.43	0.43	0.46	0.44	0.36
Net realized and unrealized gain (loss) on investments	0.65	(0.13)	0.14	(0.05)	(0.18)
Total from investment operations	1.08	0.30	0.60	0.39	0.18
Dividends from net investment income	(0.43)	(0.43)	(0.46)	(0.44)	(0.36)
Net Asset Value - End of Period	$10.85	$10.20	$10.33	$10.19	$10.24
Total Return	10.77%	2.99%	5.96%	3.96%	1.79%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$149,218	$120,674	$113,032	$106,082	$115,599
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.76%	0.73%	0.72%	0.74%	0.76%
After expense waiver and/or reimbursement	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	4.00%	4.15%	4.39%	4.14%	3.56%
After expense waiver and/or reimbursement	4.11%	4.23%	4.46%	4.23%	3.67%
Portfolio turnover rate	30%	23%	31%	30%	40%

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	LKCM INTERNATIONAL FUND

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net Asset Value – Beginning of Period	$6.16	$12.41	$13.49	$11.10	$9.40
Net investment income	0.09 (1)	0.15 (1)	0.14 (2)	0.10 (1)	0.02	(1)
Net realized and unrealized gain (loss) on investments	1.73	(6.05)	1.93	2.95	1.91
Total from investment operations	1.82	(5.90)	2.07	3.05	1.93
Dividends from net investment income	(0.45)	(0.11)	(0.26)	(0.16)	(0.23)
Distributions from net realized gains	-	(0.24)	(2.89)	(0.50)	-
Total dividend and distributions	(0.45)	(0.35)	(3.15)	(0.66)	(0.23)
Net Asset Value – End of Period	$7.53	$6.16	$12.41	$13.49	$11.10
Total Return	29.51%	(47.55)%	15.20%	27.51%	20.49%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$43,372	$37,231	$129,232	$136,295	$81,900
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.91%	1.42%	1.31%	1.34%	1.99%
After expense waiver and/or reimbursement	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	0.67%	1.29%	0.61%	0.62%	(0.57)%
After expense waiver and/or reimbursement	1.38%	1.51%	0.72%	0.76%	0.22%
Portfolio turnover rate	179%	181%	153%	141%	56	%(3)

(1)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(2)	Net investment income per share is calculated using the ending balance of undistributed net investment income prior to consideration of adjustments for permanent book and tax differences.
(3)
On August 29, 2005, the Fund began investing directly in foreign securities again instead of investing all of its investable assets into the TT EAFE Portfolio.  Portfolio turnover rate is provided for the period August 29, 2005 through December 31, 2005.

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LKCM Funds

For more information
You may obtain the following and other information on the LKCM Funds free of charge:

Annual and Semi-Annual Reports to Shareholders
The annual and semi-annual reports provide the Funds’ most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (SAI) dated May 1, 2010
The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Funds’ policies and management.

To receive any of these documents or make inquiries to the Funds:

By Telephone:
1-800-688-LKCM

By Mail:
LKCM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

From the Funds’ Website:
You can access the Funds’ SAI, Annual Report and Semi-Annual Reports on the Funds’ website at: http://www.lkcmfunds.com

On the Internet:
Text only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at: http://www.sec.gov

From the SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102

publicinfo@sec.gov
1-202-551-8090

Investment Company Act File # 811-8352

Table of Contents - Prospectus

P R O S P E C T U S
May 1, 2010

LKCM FUNDS

301 COMMERCE STREET, SUITE 1600
FORT WORTH, TEXAS 76102
1-800-688-LKCM

ADVISER CLASS

LKCM SMALL CAP EQUITY FUND
(LKSAX)

LKCM EQUITY FUND
(LKEAX)

This Prospectus contains information you should consider before you invest in the LKCM Funds.  Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Adviser Class Prospectus

SUMMARY SECTION

LKCM Small Cap Equity Fund
(Adviser Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.26%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.26%
  (1)   Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds (“Acquired Fund(s)”).   The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
      (2)  Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2011 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.25%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$128	$399	$691	$1,522

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

Table of Contents - Adviser Class Prospectus

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock market and cause a decline in the value of your investment in the Fund.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  Equity securities held by the Fund may decline in value or not increase in value when the stock market in general is rising.

•
Stock Selection Risk – Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

•
Small-Cap Risk – The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  Because the Adviser Class shares of the Fund did not offer its shares before June 5, 2003, return data prior to that date reflects the performance of the Institutional Class shares of the Fund, which are offered in another prospectus. The performance for the Adviser Class shares would differ only to the extent that the Adviser Class shares have different expenses than the Institutional Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

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2

Calendar Year Returns as of 12/31

*2003 return is a composite of the Institutional Class return from January 1, 2003 through June 4, 2003 and the Adviser Class return from June 5, 2003 (commencement of sales) through December 31, 2003.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
18.90%	(2nd quarter, 2009)
-27.56%	(4th quarter, 2008)

Average Annual Total Returns for Periods Ended December 31, 2009
	One Year	Five Years	Since Inception
Return Before Taxes	31.70%	0.80%	6.81%
Return After Taxes on Distributions	31.70%	-0.17%	5.64%
Return After Taxes on Distributions and Sale of Fund Shares	20.60%	0.84%	6.01%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17%	0.51%	6.26%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	34.50%	1.55%	7.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since 1996
J. Luther King, Jr., CFA	Principal, President and Portfolio Manager	Since Inception
Jonathan B. Deweese, CFA	Analyst	Since 2010
Benjamin M. Cowan, CFA	Analyst	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $10,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

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3

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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4

LKCM Equity Fund
(Adviser Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.43%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver and/or Expense Reimbursement(2)	-0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.06%
 (1)   Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds (“Acquired Fund(s)”).   The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)   Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2011 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.05%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$108	$408	$729	$1,640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its whole portfolio.
Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity and under-leveraged balance sheets, and potential for above-average capital appreciation.  The Fund may invest in equity securities of small, mid and large capitalization companies.  It seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

Table of Contents - Adviser Class Prospectus
5

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock market and cause a decline in the value of your investment in the Fund.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  Equity securities held by the Fund may decline in value or not increase in value when the stock market in general is rising.

•
Stock Selection Risk – Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

•
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus.  The return data reflects the performance of the Institutional Class shares of the Fund, which are offered in another prospectus. The performance for the Adviser Class shares would differ only to the extent that the Adviser Class shares have different expenses than the Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

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6

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
15.36%	(2nd quarter, 2009)
-20.72%	(4th quarter, 2008)

Average Annual Total Returns for Periods Ended December 31, 2009
	One Year	Five Years	Ten Years
Return Before Taxes	27.01%	2.56%	1.84%
Return After Taxes on Distributions	26.87%	2.16%	1.17%
Return After Taxes on Distributions and Sale of Fund Shares	17.76%	2.20%	1.35%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	28.15%	0.61%	-1.20%

The Adviser Class of the Fund has not commenced sales.  However, the Institutional Class of the Fund not offered in this Prospectus commenced operations on January 3, 1996.  In the chart and table above, performance results are for the Institutional Class of the Fund, which would have substantially similar annual returns because the Institutional Class shares are invested in the same portfolio of securities as the Advisor Class shares would be, and the annual returns differ only to the extent that the Classes do not have the same expenses.  Because the Institutional Class had lower expenses, its performance was better than the Adviser Class would have realized in the same period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Adviser:  Luther King Capital Management Corporation.

Table of Contents - Adviser Class Prospectus
7

Portfolio Managers:

Name	Title	Experience with the Fund
J. Luther King, Jr., CFA	Principal, President and Portfolio Manager	Since Inception
Scot C. Hollmann, CFA	Principal, Vice President and Portfolio Manager	Since 2010
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since 2010
Mason D. King, CFA	Analyst	Since 2010
Corey R. Horsch, CFA	Analyst	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $10,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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8

ADDITIONAL INFORMATION REGARDNG THE
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

Small Cap Equity Fund
The Fund seeks to achieve its investment objective by primarily choosing investments that Luther King Capital Management Corporation, the Fund’s investment adviser (“Adviser”), believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

Equity Fund
The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, under-leveraged balance sheets, and potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  These equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

Each Fund has adopted a non-fundamental policy to notify its shareholders at least 60 days before it changes its 80% investment policy as described above.

DISCUSSION OF INVESTMENT APPROACH

Luther King Capital Management Corporation (“Adviser”) follows an equity investment approach grounded in the fundamental analysis of individual companies and comprised of two distinct but complementary components.  First, the Adviser seeks to identify high quality companies based on various financial and fundamental criteria.  Companies meeting these criteria will typically exhibit a number of the following characteristics:

•           High profitability levels;
•           Strong balance sheet quality;
•           Competitive advantages;
•           Prominent market share positions;
•           Ability to generate excess cash flow after capital expenditures;
•           Management with a meaningful ownership stake in the company; and
•           Undervaluation based upon various quantitative criteria.

The Adviser may also invest in companies whose assets the Adviser has determined are undervalued in the marketplace.  These include companies with tangible assets as well as companies that own valuable intangible assets.  As with the primary approach described above, both qualitative as well as quantitative factors are important criteria in the investment analysis.

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ADDITIONAL INFORMATION REGARDING THE
PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Small Cap Equity and Equity Funds are discussed below.  You should be aware that you may lose money by investing in the Funds.

General Market Risk:
Factors that affect the stock and bond markets include domestic and foreign economic growth or decline, interest rate levels and political events.  These factors may negatively affect the markets and, thus, an investment in any of the Funds may decline.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.

Inflation Risk:
Stocks and bonds may fall in value due to higher actual or anticipated inflation.  Further, a rapid increase in prices for goods and services may have an adverse effect on corporate profits and consumer spending, which also may result in lower stock and bond values.

Recent Market Events:
In recent periods, U.S. and international markets have experienced dramatic volatility.  The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  As a result, many of the Funds’ other risks may be increased.  The U.S. government has taken numerous steps to alleviate these market conditions.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Funds.

Stock Market Risk:
Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.   If the stock market declines in value, a Fund is likely to decline in value.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.  Risks of investing in equity securities also include that a company may not perform as anticipated due to a variety of factors such as poor management, weak demand for its products or less than anticipated earnings.

Stock Selection Risk:	Stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising.

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Small Cap Risk:
Small capitalization companies may not have the size, resources or other assets of mid or large capitalization companies.  These small capitalization companies may be subject to greater market risks and fluctuations in value than mid or large capitalization companies and may not correspond to changes in the stock market in general.

Small and Mid Cap Risk
Small and mid capitalization companies may not have the size, resources and other assets of large capitalization companies.  These small and mid capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Portfolio Turnover Risk:
To the extent that the Fund’s strategies lead it to buy and sell securities more actively than many funds, the Fund could have higher expenses, including increased brokerage commission cost, which would reduce shareholder returns.  A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

Temporary Investments Risk:
To respond to adverse market, economic, political or other conditions, the Funds may invest in time deposits, commercial paper, certificates of deposits, short term corporate and government obligations, repurchase agreements and bankers’ acceptances.  To the extent that a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

PORTFOLIO HOLDINGS INFORMATION

The Funds make available its top ten and complete portfolio holdings on its website home page on a quarterly basis.  The top ten and complete portfolio holdings information is available no earlier than 10 and 30 days after the end of the calendar quarter, respectively, and will remain available through at least the end of the current quarter.  This information may be found on the Funds’ home page on its website.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.  The Statement of Additional Information is available by contacting the Funds at 1-800-688-LKCM or at www.lkcmfunds.com.

MANAGEMENT

INVESTMENT ADVISER

Luther King Capital Management Corporation (the “Adviser”), 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Funds.  The Adviser was founded in 1979 and provides investment management services to investment companies, employee benefit plans, endowment funds, foundations, trusts and high net-worth individuals.  As of December 31, 2009, the Adviser had approximately $7.0 billion in assets under management.

Under an Investment Advisory Agreement with the Funds, the Funds pay the Adviser an advisory fee calculated by multiplying a quarterly rate (equal on an annual basis to the percentages shown below under “Contractual Fee”) by the Fund’s average daily net assets during the quarter.  The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses through April 30, 2011 to the extent necessary to keep the total operating expenses from exceeding the respective caps also shown as a percentage of average daily net assets.

The advisory fees for the Funds for the fiscal year ended December 31, 2009 were as follows:

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	Contractual Advisory Fee	Advisory Fee Actually Charged	Expense Cap
Small Cap Equity Fund	0.75%	0.75%	1.25%
Equity Fund	0.70%	0.37%	1.05%

Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the applicable Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed.

PORTFOLIO MANAGERS

J. Luther King, Jr., CFA, is the lead portfolio manager of the LKCM Equity Fund and oversees the investment team responsible for the LKCM Equity Fund.  Mr. King is also a member of the investment teams responsible for the LKCM Small Cap Equity Fund.  Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979.  Mr. King graduated with a Bachelor of Science and a Masters of Business Administration from Texas Christian University.

Steven R. Purvis, CFA, is the lead portfolio manager of the LKCM Small Cap Equity Fund and oversees the investment team responsible for the LKCM Small Cap Equity Fund.  Mr. Purvis is also a member of the investment team responsible for the LKCM Equity Fund.  Mr. Purvis has been a Vice President and Portfolio Manager of the Adviser since 1996 and Principal since 2004.  Mr. Purvis graduated with a Bachelor of Science in Business Administration from the University of Missouri and a Masters of Business Administration from the University of Missouri – Kansas City.

Scot C. Hollmann, CFA, is a member of the investment team responsible for the LKCM Equity Fund.  Mr. Hollmann has been a Vice President and Portfolio Manager of the Adviser since 1983 and Principal since 1986.  Mr. Hollmann graduated with a Bachelor of Business Administration and a Masters of Business Administration from Texas Christian University.

Mason D. King, CFA, is a member of the investment team responsible for the LKCM Equity Fund.  Mr. King has been an Analyst with the Adviser since 2004.  Mr. King graduated with a Bachelor of Arts from Princeton University and a Masters of Business Administration from the University of Texas.

Corey R. Horsch, CFA, is a member of the investment team responsible for the LKCM Equity Fund.  Mr. Horsch has been an Analyst with the Adviser since 2006.  Mr. Horsch graduated magna cum laude with a Bachelor of Business Administration and a Bachelor of Arts from Texas Christian University as well as a Masters of Business Administration from the University of Texas.

Jonathan B. Deweese, CFA, is a member of the investment team responsible for the LKCM Small Cap Equity Fund.  Mr. Deweese has been an Analyst with the Adviser since 2003.  Mr. Deweese graduated with a Bachelor of Science from the University of Arkansas and a Masters of Business Administration from the University of Texas.

Benjamin M. Cowan, CFA, is a member of the investment team responsible for the LKCM Small Cap Equity Fund.  Mr. Cowan has been an Analyst with the Adviser since 2005.  Mr. Cowan graduated summa cum laude with a Bachelor of Business Administration in Finance and Accounting at Texas Christian University.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities of the Funds.

DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares.

DISTRIBUTION PLAN

The Funds have adopted an Adviser Class distribution plan under Rule 12b-1 of the Investment Company Act of 1940 (“Rule 12b-1 Plan”) that allows the Funds to pay distribution and service fees for the sale and distribution of shares and for services provided to shareholders.  The Rule 12b-1 Plan authorizes the Funds to pay up to 1.00% of average daily net assets for distribution and other services.  Currently, the Board of Trustees has only authorized a fee of 0.25% of the average daily net asset value of the Funds’ shares.  The distribution plan allows the Funds to finance activities that promote the sale of the Funds’ shares such as printing prospectuses and reports and preparing and distributing advertising material and sales literature with Fund assets.  Because the fees are paid out of the Funds’ assets on an ongoing basis, the fees paid under the Rule 12b-1 Plan can increase the cost of your investment and could cost you more than paying other types of sales charges.

PURCHASE OF SHARES

You may purchase shares of each Fund at the net asset value (“NAV”) per share next determined after receipt of the purchase order.  Each Fund determines NAV as of the close of normal trading of the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern Time) each day that the NYSE is open for business.

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INITIAL INVESTMENTS

Adviser Class shares are sold through investment advisers, banks and other authorized representatives who have entered into an agreement with the Distributor.  Contact your financial adviser to buy Adviser Class shares of the Funds.

Through Your Financial Adviser.  You may invest in shares of a Fund by contacting your financial adviser.  Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives.  Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

The Funds have authorized certain broker-dealers to receive on their behalf purchase and redemption orders of Fund shares.  These broker-dealers may designate intermediaries to receive Fund orders.  The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee receives such orders.  All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer or its designee.

By Mail.  Your financial adviser may open an account by completing and signing an Account Registration Form, and mailing it, together with a check ($10,000 minimum initial investment) payable to LKCM Funds. Your order will not be accepted until the completed Account Registration Form is received by the Funds or the Transfer Agent.

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name – Adviser Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Fund name – Adviser Class c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

Once a Fund receives and accepts the Account Registration Form in the mail, payment for shares will be credited to your account at the NAV per share of the Fund next determined after receipt.  If you purchase shares using a check and soon after make a redemption request, LKCM will honor the redemption request at the next determined NAV, but will not send you the proceeds until your purchase check has cleared (usually within 15 days).  The Funds will not accept payment in cash or money orders.  Cashier’s checks in amounts of less than $10,000 will not be accepted.  To prevent check fraud, the Funds will not accept third party checks, U. S. Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Payment should be made by check in U.S. dollars drawn on a U.S. bank, savings and loan or credit union. If your bank does not honor your check, you could be liable for any loss sustained by the Funds, as well as a service charge imposed by the Transfer Agent in the amount of $25.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Registration Form as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Registration Form, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-688-LKCM if you need additional assistance when completing your Account Registration Form.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

By Wire. Your financial adviser may purchase shares of a Fund by wiring federal funds ($10,000 minimum).  If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed Account Registration Form.  You can mail or overnight deliver your account application to the Transfer Agent.  Upon receipt of your completed Account Registration Form, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  The wire must be received by 4:00 P.M. (Eastern Time) in order to receive the same day’s NAV.  Your bank must include both the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

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U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to LKCM Funds
     [Name of Fund], Adviser Class
     [Shareholder account number]

Federal fund purchases will be accepted only on a day on which the Funds and the custodian are open for business.  The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

SUBSEQUENT INVESTMENTS

By Mail or Wire.  Your financial adviser may make additional investments at any time (minimum subsequent investment $1,000) by mailing a check payable to LKCM Funds to the address noted in the section entitled “Initial Investments  By Mail.”  Additional investments may also be made by wire.  Before sending your wire, please contact the Transfer Agent at 1-800-688-LKCM to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  Instruct your bank to wire monies as outlined above.

By Telephone.  To make additional investments by telephone, you must check the appropriate box on your Account Registration Form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Funds toll free at 1-800-688-LKCM to move money, in the amount of $1,000 or more, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  Shares of the Funds will be purchased in your account at the NAV next determined after your order is placed.

AUTOMATIC INVESTMENT PROGRAM

The Automatic Investment Program (the “Program”) permits investors that own shares of a Fund with a value of $10,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.  This Program provides a convenient method to have monies deducted from your checking or savings account, for investment into a Fund, on a monthly or quarterly basis.  Only bank accounts held at domestic institutions that are ACH members may be used for this option.  If you wish to change the amount of your investment or to terminate the plan, please contact the Transfer Agent five days prior to the effective date.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned.  To establish the Program, an investor must complete the appropriate sections of the Account Registration Form.  For additional information on the Program, please call 1-800-688-LKCM.

RETIREMENT PLANS

The Funds make available Individual Retirement Accounts (“IRAs”), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA “Rollover Accounts,” offered by U.S. Bancorp Fund Services, LLC.  Detailed information on these plans is available by calling the Funds at 1-800-688-LKCM (option 1).  Investors should consult with their own tax advisers before establishing a retirement plan.

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OTHER PURCHASE INFORMATION

Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.

Purchases of each Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places.  In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder.  Certificates for fractional shares will not be issued.

HOUSEHOLDING

In an effort to decrease costs, the Funds may reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If implemented, and if you would like to discontinue householding for your accounts, please call toll-free at 1-800-688-LKCM to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

MARKET TIMING POLICY

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing.  Market timing transactions include trades in mutual fund shares that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings – for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible.  Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.

The LKCM Funds are typically intended for long-term investing.  Market timing by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent market timing activities in the Funds.  To discourage market timing, the Funds charge a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase (except on shares held in separate accounts of the Adviser).  In addition, a Fund will temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the Funds believe have engaged in market timing practices and which may have an adverse impact on the Funds.  The Funds will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the Funds, uses the exchange privilege excessively.

The Funds and/or the Adviser monitor for market timers and attempt to detect abusive trading practices.  The criteria and techniques may change from time to time as determined by the Funds or the Adviser.  The Transfer Agent will reject any purchase or exchange order, in whole or in part, including trading that the Funds or the Adviser believe may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Funds.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the efforts of the Funds or the Adviser will identify all trades or trading practices that may be considered abusive.  In addition, the ability of the Funds or the Adviser to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries may be limited.  However, the Funds and the Adviser attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into agreements with certain financial intermediaries that generally require them to provide the Funds with information concerning those individual shareholders involved in any such aggregated trades.  For those financial intermediaries with whom the Funds have not entered into such agreements, the Funds treat such intermediaries as individual shareholders for purposes of its market timing and redemption fee policies.  However, there can be no assurance that the Funds or the Adviser will be able to detect and prevent abusive trading in accounts maintained by financial intermediaries through the foregoing measures or otherwise.

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EXCHANGING SHARES

Exchanges of all or a portion of your investment from one LKCM Fund to another may be made as long as the exchange is for the same class of shares of the other LKCM Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  In addition, exchanges of shares held for less than 30 days will be subject to a 1.00% redemption fee (see the section entitled “Redemption of Shares – 30-Day Redemption Fee” for additional information).  Transfer Agent charges a $5.00 fee for each exchange via telephone.  Call the Funds to learn more about exchanges.

Please Note: The Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt the Funds’ performance and shareholders.  Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively.  The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

REDEMPTION OF SHARES

Contact your financial adviser to redeem shares of the Funds.  You may redeem shares of the Funds by mail or, if authorized, by telephone or wire.  The Funds do not charge a fee for making redemptions, except with respect to wire redemptions or redemptions made within 30 days of purchase.

By Mail. You may redeem your shares by mailing a written request to:

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name – Adviser Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Fund name – Adviser Class c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

After your request is in “good order” the Fund will redeem your shares at the next NAV.
To be in “good order,” redemption requests must include the following documentation:

(a)	The share certificates, if issued;

(b)
A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

(c)	Any required signature guarantees; and

(d)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans, and other organizations.

Signature Guarantees.  To protect your account, the Funds and U.S. Bancorp Fund Services, LLC from fraud, signature guarantees are required to enable the Funds to verify the identity of the person that has authorized a redemption from an account.  Signature guarantees are required for (1) redemptions where the proceeds are payable or sent to any person, address or bank account not on record, (2) share transfer requests, and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 days.  In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

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Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.  Please contact the Funds at 1-800-688-LKCM (option 1) for further details.

By Telephone.  If you indicated on your Account Registration Form, or have subsequently arranged in writing to do so, you may redeem shares by calling the Funds.  You may have the redemption proceeds mailed by check to the primary registration address or wired directly to your bank. You may also have your proceeds sent via electronic funds transfer through the ACH network to your predetermined bank account.  Other redemption fees may be applicable. See the section titled “Other Redemption Information” below. The Transfer Agent imposes a $15.00 fee for each wire redemption.  There is no charge for an electronic funds transfer, however the funds may not be available for 2-3 days.  The redemption proceeds will be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the Funds.  No telephone redemptions may be made within 15 days of any address change.

If you would like to arrange for redemption by wire or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Funds at the address listed in the section entitled “Redemption of Shares  By Mail.”  The investor must sign such requests.  Further documents and signature verifications may be required.

The Funds reserve the right to refuse a wire or telephone redemption. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time.  The Funds and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine.  In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.  To the extent that the Funds fail to use reasonable procedures as a basis for their belief, they may be liable for instructions that prove to be fraudulent or unauthorized.  Once a telephone transaction has been placed, it cannot be canceled or modified.

30-Day Redemption Fee.  If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee. This fee will be deducted from the proceeds of your redemption. For purposes of applying the fee, the first day of the hold period is trade date plus one.  The holding period will be determined on a “first-in, first-out” basis, meaning the Fund shares purchased first will be redeemed first. Shares of the Funds held in accounts separately managed by the Adviser will not be subject to the redemption fee.  However, transactions in shares of the Funds by financial intermediaries with whom the Funds do not have information sharing agreements in place may be subject to the redemption fee.  The redemption fee is retained by the Funds for the benefit of its long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends, or to shares purchased through the Automatic Investment Program.  Furthermore, the redemption fee will not apply to shares held in accounts of certain retirement plans, profit sharing plans or tax favored savings plans.

Other Redemption Information.  Payment of the redemption proceeds will normally be made within seven calendar days after receipt of a redemption request in “good order.”  Redemption proceeds for shares of the Funds purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen calendar days.  Shareholders can avoid this delay by utilizing the wire purchase option.

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Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000. You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.

The Funds may suspend the right of redemption or postpone the date at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

The Funds have reserved the right to redeem in kind (i.e., in securities) any redemption request during any 90-day period in excess of the lesser of:  (i) $250,000 or (ii) 1% of a Fund’s NAV being redeemed.  If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you.

TRANSFER OF REGISTRATION

The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701.  As in the case of redemptions, the written request with signature(s) guaranteed must be received in “good order.”

VALUATION OF SHARES

Calculation of Net Asset Value. The net asset value (“NAV”) per share is computed by dividing the total value of the investments and other assets of a Fund, less any liabilities, by the total outstanding shares of the Fund.  The NAV per share is determined as of the close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  NAV is not determined on days the NYSE is closed.  The NYSE is closed on weekends and most national holidays.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the Fund.  A Fund’s NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption.  In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.

Fair Value Procedures for the Funds.  The trading hours for most foreign securities end prior to the close of the NYSE, generally the time the Funds’ NAVs are calculated.  The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate their NAVs.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Funds’ NAV in advance of the time as of which NAV is calculated.

The Board of Trustees has also established procedures that permit the Adviser to fair value securities under certain circumstances, including if the value of a security is materially affected by an event occurring after its close of trading, if reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value.  The Funds may also fair value a security if the Funds or the Adviser believe that the market price is stale.  In addition, the Funds may use independent pricing services to assist in pricing portfolio securities.

There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAVs.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

The Small Cap Equity and Equity Funds intend to declare and pay income dividends at least on an annual basis.  The Funds intend to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis.  The Funds may make an additional distribution if necessary, to avoid income or excise taxes.  Dividends and other distributions, if any, will automatically be paid in additional shares of the Funds unless the shareholder elects otherwise.  Such election must be made in writing to the Funds.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Funds’ then current NAV and to reinvest all subsequent distributions.

TAXES

Dividends, whether paid in cash or reinvested in additional shares, from a Fund’s net investment income, the excess of its net short-term capital gain over net long-term capital loss and its net gains from certain foreign currency transactions, if any, will be taxable to its shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except that a Fund’s dividends attributable to “qualified dividend income” (i.e., dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid.  A portion of a Fund’s dividends—not exceeding the aggregate dividends it receives from domestic corporations only—also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt financing and other restrictions.  However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.  There can be no assurance as to what portion, if any, of a Fund’s distributions will constitute qualified dividend income or be eligible for the dividends-received deduction.

Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if a Fund makes a certain election, any such excess that is retained by the Fund), will be taxable as long-term capital gain and also will be subject to a 15% maximum federal tax rate for individual shareholders; capital gain distributions to corporate shareholders remain subject to federal income tax at a maximum rate of 35%.  The 15% maximum rate of federal income tax on individuals’ net capital gain, as well as the special rules relating to “qualified dividend income” described above, generally apply only through the last taxable year beginning before January 1, 2011.  The classification of a capital gain distribution or retained capital gains (and, consequently, the applicable tax rate) is determined by the length of time that a Fund has held the securities that generated the gain and not the length of time you have held shares in such Fund.  Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by a Fund.

Any dividends and other distributions a Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year.  If you purchase shares of a Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

When a shareholder redeems shares of a Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the shares.  Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above.  In addition, if Fund shares are bought within 30 days before or after selling other Fund shares at a loss, all or a portion of the loss will be deferred and will increase the basis of the newly purchased shares.

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Each Fund is required by federal law to withhold and remit to the U.S. Treasury 28% of reportable payments (which includes dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other non-corporate shareholders who fail to certify that the taxpayer identification number furnished to the Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate also is required from each Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

Dividends and other distributions each Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.

The foregoing summarizes some of the important income tax considerations generally affecting each Fund and its shareholders.  Potential investors in the Funds should see the SAI for further information regarding the tax effects of investing in the Funds and consult their tax advisers with specific reference to their own tax situation.

INDEX DESCRIPTIONS

The Lipper Large-Cap Core Funds Index is an index of large cap core mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Small-Cap Core Funds Index is an index of small cap core mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Russell 2000 Index is an unmanaged index comprised of the smallest 2,000 companies in the Russell 3000 Index, representing approximately 10% of the Russell 3000 Index total market capitalization.  The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  As of February 28, 2010, the average market capitalization of the Russell 2000 Index was approximately $1.03 billion.  A direct investment in an index is not possible.

The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.  The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.  A direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The financial highlights table set forth below for the Small Cap Equity Fund – Adviser Class is intended to help you understand the Fund’s financial performance for the past five years.  Since the Equity Fund – Adviser Class had not commenced operations as of the date of this Prospectus, the financial highlights table for that Fund reflects information from the Institutional Class and is intended to help you understand the Equity Fund’s financial performance for the past five years.  Certain information in the tables reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information for the fiscal years ended December 31, 2009, 2008, and 2007 has been audited by Deloitte & Touche LLP.  Another independent registered public accounting firm audited the information for the other years.  The report of Deloitte & Touche LLP, along with the Funds’ financial statements, are included in the Annual Report for the year ended December 31, 2009, which is available free of charge upon request.

          LKCM SMALL CAP EQUITY FUND
	Adviser Class
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net Asset Value - Beginning of Period	$12.02	$19.72	$21.73	$20.95	$21.36
Net investment loss (1)	(0.08)	(0.07)	(0.05)	(0.09)	(0.11)
Net realized and unrealized gain (loss) on investments	3.89	(7.62)	(0.17)	3.19	3.16
Total from investment operations	3.81	(7.69)	(0.22)	3.10	3.05
Distributions from net realized gains	-	(0.01)	(1.79)	(2.32)	(3.46)
Net Asset Value - End of Period	$15.83	$12.02	$19.72	$21.73	$20.95
Total Return	31.70%	(39.02)%	(1.06)%	14.72%	14.16%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$35,725	$24,925	$40,465	$20,923	$8,589
Ratio of expenses to average net assets:	1.25%	1.22%	1.19%	1.21%	1.24%
Ratio of net investment loss to average net assets:	(0.60)%	(0.42)%	(0.21)%	(0.41)%	(0.48)%
Portfolio turnover rate(2)	59%	61%	60%	56%	56%
(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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LKCM EQUITY FUND
Institutional Class

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net Asset Value - Beginning of Period	$10.33	$15.38	$14.43	$13.30	$13.09
Net investment income	0.10	0.16	0.16	0.14	0.11
Net realized and unrealized gain (loss) on investments	2.69	(5.05)	1.42	1.55	0.52
Total from investment operations	2.79	(4.89)	1.58	1.69	0.63
Dividends from net investment income	(0.10)	(0.16)	(0.16)	(0.14)	(0.12)
Distributions from net realized gains	-	-	(0.47)	(0.42)	(0.30)
Total dividends and distributions	(0.10)	(0.16)	(0.63)	(0.56)	(0.42)
Net Asset Value - End of Period	$13.02	$10.33	$15.38	$14.43	$13.30
Total Return	27.01%	(31.80)%	10.96%	12.65%	4.80%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$49,157	$36,677	$53,743	$50,385	$46,510
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.13%	1.06%	1.01%	1.06%	1.10%
After expense waiver and/or reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	0.62%	0.85%	0.82%	0.71%	0.60%
After expense waiver and/or reimbursement	0.95%	1.11%	1.03%	0.97%	0.90%
Portfolio turnover rate	26%	31%	26%	24%	21%

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LKCM Funds

For more information
You may obtain the following and other information on the LKCM Funds free of charge:

Annual and Semi-Annual Reports to Shareholders
The annual and semi-annual reports provide the Funds’ most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (SAI) dated May 1, 2010
The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Funds’ policies and management.

To receive any of these documents or make inquiries to the Funds:

By Telephone:
1-800-688-LKCM

By Mail:
LKCM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

From the Funds’ Website:
You can access the Funds’ SAI, Annual Report and Semi-Annual Reports on the Funds’ website at: http://www.lkcmfunds.com

On the Internet:
Text only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at: http://www.sec.gov

From the SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102

publicinfo@sec.gov
1-202-551-8090

Investment Company Act File # 811-8352

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LKCM FUNDS

LKCM SMALL CAP EQUITY FUND
Adviser Class (LKSAX)
Institutional Class (LKSCX)

LKCM EQUITY FUND
Adviser Class (LKEAX)
Institutional Class (LKEQX)

LKCM BALANCED FUND (LKBAX)

LKCM FIXED INCOME FUND (LKFIX)

LKCM INTERNATIONAL FUND (LKINX)

301 COMMERCE STREET, SUITE 1600
FORT WORTH, TEXAS 76102

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses of each of the series of LKCM Funds (each a “Fund” and collectively the “Funds”) dated May 1, 2010, as such Prospectuses may be supplemented or revised from time to time.  A copy of the Prospectuses may be obtained without charge by calling the Funds at (800) 688-LKCM or by visiting www.lkcmfunds.com.

The Funds’ audited financial statements for the year ended December 31, 2009 are incorporated herein by reference to the Funds’ 2009 Annual Report.  A copy of the Annual Report may be obtained without charge by calling the Funds at (800) 688-LKCM or by visiting www.lkcmfunds.com.

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A-1

In deciding whether to invest in the Funds, you should rely on information in this Statement of Additional Information and the Prospectuses.  The Funds have not authorized others to provide additional information in any state or jurisdiction in which such offering may not legally be made.

Luther King Capital Management Corporation (“the Adviser”) serves as the investment adviser for the Small Cap Equity, Equity, Balanced, Fixed Income, and International Funds.  TT International serves as the subadviser for the International Fund.

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FUND ORGANIZATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

The LKCM Funds (the “Trust”) is an open-end, diversified, management investment company.  Each Fund is a separate series of the Trust, a Delaware statutory trust that was established by a Declaration of Trust dated February 10, 1994.  The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series.  Currently, the Trust offers nine series, five of which are the Small Cap Equity Fund, Equity Fund, Balanced Fund, Fixed Income Fund and International Fund (each a “Fund” and collectively the  “Funds”) and described more fully herein.  The Small Cap Equity and Equity Funds offer two classes of shares—the Institutional Class and the Adviser Class.

Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series  (the proceeds of which would be invested in separate, independently managed funds with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.  All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series and would be subject to the liabilities related thereto.

The Trustees, in their discretion, may authorize the division of shares of the Funds into different classes permitting shares of different classes to be distributed by different methods.  Although shareholders of different classes would have an interest in the same Fund assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

When issued, the shares of the Funds are fully paid and non-assessable, have no preemptive or subscription rights and are fully transferable.  There are no conversion rights.  Each share of a Fund is entitled to participate equally in dividends and capital gains distributions and in the assets of the Fund in the event of liquidation.  The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so.  A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a Fund.

The Funds are not required, and do not intend, to hold regular annual shareholder meetings.  The Funds may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies.  The Trust will assist in shareholder communication in such matters to the extent required by law.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), which details the attributes of the Institutional and Adviser Classes of the Small Cap Equity and Equity Funds.  Generally, Adviser Class shares are subject to a Rule 12b-1 fee as described in the Adviser Class prospectus.  Shares of the Institutional Class are not subject to a Rule 12b-1 fee at this time.  More information regarding Rule 12b-1 Plans can be found under the sub-heading “Distribution Plans.”

SHAREHOLDER AND TRUSTEE LIABILITY

The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims.  The Declaration of Trust further provides for indemnification out of the Trust’s property of any shareholder held personally liable for the obligations of the Trust.  The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

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The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

INVESTMENT LIMITATIONS

ALL FUNDS

In addition to the Funds’ investment objectives as set forth in the Prospectuses, the Funds are subject to the following restrictions, which are fundamental policies and may not be changed without the approval of a majority of a Fund’s outstanding voting securities.  As used herein, a “majority of a Fund’s outstanding voting securities” means the lesser of: (1) at least 67% of the voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

As a matter of fundamental policy, each Fund will not:

(1)	invest in physical commodities or contracts on physical commodities;

(2)
purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

(3)
make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) with respect to the Small Cap Equity, Balanced, Fixed Income and International Funds, by lending their portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations or interpretations of the SEC thereunder;

(4)
with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; provided, however, that the International Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemption orders granted under such Act;

(5)
with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities); provided, however, that the International Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemption orders granted under such Act;

(6)
borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) with respect to the Small Cap Equity, Balanced, Fixed Income and International Funds in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings); and the Small Cap Equity and Equity Funds cannot buy additional securities if they borrow more than 5% of their total assets;

(7)
underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in the disposition of restricted securities); provided, however, that the International Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemption orders granted under such Act;

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(8)
acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and provided, however, that the International Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemption orders granted under such Act; and

(9)
issue senior securities, except that this limitation shall not apply to: (i) evidence of indebtedness which the Fund is permitted to incur; (ii) shares of the separate classes or series of the Trust; or (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.

With the exception of fundamental investment limitation (6) above if a percentage limitation on the investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Fund’s assets will not require the sale of securities.

The Funds are also subject to the following restrictions, which are non-fundamental policies and may be changed by the Board of Trustees of the Trust (the “Board of Trustees”) without shareholder approval.  As a matter of non-fundamental policy, each Fund will not:

(1)
purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.  Transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

(2)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

(3)
invest more than an aggregate of 15% of the net assets of the Funds in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain over-the-counter options (“OTC Options”);

(4)
invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers’ commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(5)	write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

(6)
with respect to each of the Small Cap Equity Fund, Equity Fund and Fixed Income Fund, make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice; and

(7)
with respect to the International Fund, invest less than 80% of its net assets (including borrowing, if any, for investment purposes) in securities that are tied economically to Europe, Australasia or the Far East without first providing the Fund’s shareholders with at least 60 days’ prior notice.

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THE INTERNATIONAL FUND

Under normal circumstances, the International Fund will invest at least 80% of its net assets (including borrowings, if any, for investment purposes) in securities that are tied economically to Europe, Australasia or the Far East.  This region includes those countries included in the Morgan Stanley Capital International Europe, Australasia and Far East Index.  These securities may include, but are not limited to, those of issuers that are organized, are domiciled or principally operate in those countries, derive at least 50% of their revenue or income from their operations within those countries, have at least 50% of their assets in those countries or whose securities are principally traded on those countries’ securities markets.  Shareholders of the International Fund will be provided with at least 60 days notice of any change in the policy regarding investing at least 80% of its assets in securities that are tied economically to Europe, Australasia or the Far East.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Funds are described in detail in the Prospectuses under the captions “Risk/Return Summary” and “Investment Objectives and Principal Investment Strategies.”  This section provides a description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies.  The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Funds.

EQUITY RELATED SECURITIES

The equity securities in which the Funds may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

Common Stocks.  Common stocks represent the residual ownership interest in the issuer. They are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations, including preferred stock, are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock.  Preferred stock offers a stated dividend rate payable from the corporation’s earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.  The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities.  Dividends on some preferred stock may be “cumulative” if stated dividends from prior periods have not been paid.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

Warrants and Rights.  Warrants are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

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Convertible Securities.  A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.  A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  A convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

Securities Subject To Reorganization.  The Funds may invest in equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved.  Generally, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated.  Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the target company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of such contingencies requires broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer or proposal is in process.  Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of a Fund thereby increasing its brokerage and other transaction expenses.  The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

FOREIGN SECURITIES

The Funds may invest in securities of foreign issuers.  The Balanced Fund may invest up to 10% of its total assets in foreign securities.  As noted above, the International Fund, under normal circumstances, invests at least 80% of its net assets in securities that are tied economically to Europe, Australasia or the Far East.  Investing in foreign issuers involves certain special considerations that are not typically associated with investing in U.S. issuers.  Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Funds may temporarily hold invested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.  The investment policies of the Funds (other than the Equity Fund) permit them to enter into forward foreign currency exchange contracts in order to hedge the Funds’ holdings and commitments against changes in the level of future currency rates.  Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

Investing in emerging markets can have more risk than investing in developed foreign markets.  The risks of investing in these markets may be exacerbated relative to investments in foreign markets.  In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund and certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar.  For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater effect these risks may have on your investment in a Fund.

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As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies.  Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies.  There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.  Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.  In addition, it is expected that the expenses for custodian arrangements of the Funds’ foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries.  Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Funds.  However, these foreign withholding taxes are not expected to have a significant impact on the Funds.

AMERICAN DEPOSITORY RECEIPTS (“ADRs”)

The Adviser does not consider ADRs to be part of foreign securities when calculating the Fund’s foreign securities limitations.  The Funds may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  ADRs may be listed on a national securities exchange or may trade in the over-the-counter market.  ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency.

FIXED INCOME SECURITIES

The fixed income securities in which the Balanced and Fixed Income Funds may invest include U.S. Government securities, corporate debt securities, mortgage-backed securities and asset-backed securities.  The Fixed Income Fund invests under normal circumstances at least 80% of its net assets in a portfolio of investment grade corporate and U.S. government fixed income securities.  The fixed income securities in which the Small Cap Equity, Equity and International Funds may invest include U.S. Government securities and corporate debt securities.

Ratings.  As noted above, all of the Funds may invest in various fixed income securities, including fixed income securities that are rated at the time of purchase as investment grade by a nationally recognized statistical rating organization (“NRSRO”), such as Standard & Poor’s (“S&P”) or Moody’s Investor Services Inc. (“Moody’s”), or, if unrated, are determined to be of equivalent quality by the Adviser.  Investment grade fixed income securities include:

•	U.S. government securities;

•	Bonds or bank obligations rated in one of the four highest categories (such as BBB or higher by S&P);

•	Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S&P);

•	Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S&P); and

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•	Repurchase agreements involving investment grade fixed income securities.

Investment grade fixed income securities are generally believed to have a lower degree of credit risk.  However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities.  If a security’s rating falls below that required at the time of purchase, the Adviser or TT International will consider what action, if any, should be taken consistent with the Fund’s investment objective. Additional information concerning securities ratings is contained in Appendix B to the SAI.

U.S. Government Securities.  U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, Fannie Mae (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks,  Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Sallie Mae and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each Fund will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk is acceptable.

Securities issued by FNMA and FHLMC are supported only by the credit of the corporation.  On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent condition.  Under the conservatorship, the management of FNMA and FHLMC was replaced.  Additionally, the U.S. Treasury reported that FNMA and FHLMC were expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship.  First, the U.S. Treasury and FHFA established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury received senior preferred equity shares and warrants to ensure that FNMA and FHLMC maintain a positive net worth.  FNMA and FHLMC’s common and preferred shareholders bear any losses ahead of the new government senior preferred shares.  Second, the U.S. Treasury established a new secured lending credit facility that was available to FNMA and FHLMC to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009.  Also, the U.S. Treasury initiated a program to purchase FNMA and FHLMC mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations.  These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (principal or coupons) of Treasury obligations that have not actually been stripped.  Such receipts evidence ownership of component parts of Treasury obligations (principal or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATs”), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

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Corporate Debt Securities.  The Funds may invest in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers (corporate bonds, debentures, notes and other similar corporate debt instruments) as rated by a NRSRO.  However, the Small Cap Equity, Equity, Balanced and International Funds may only invest up to 5% of the respective Fund’s total assets in non-investment grade securities.  Such securities tend to be more sensitive to economic conditions than are higher-quality securities.  Accordingly, these securities are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories.

Even securities rated Baa or BBB by Moody’s and S&P, respectively, or equivalent ratings from another NRSRO which ratings are considered investment grade, possess some speculative characteristics.  There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk.  In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security’s market value.  Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

The Funds will rely on the judgment, analysis and experience of the Adviser or TT International, as applicable, in evaluating the creditworthiness of an issuer.  In this evaluation, the Adviser or TT International, as applicable, will take into consideration, among other things, the issuer’s financial resources and ability to cover its interest and fixed charges, factors relating to the issuer’s industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations.  An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of securities will adversely affect a Fund’s net asset value.  In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities.  The relative lack of an active secondary market may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.  The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio.  Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.  During such times, the responsibility of the Board of Trustees or the Adviser to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Lower Rated Fixed Income Securities.  The Funds may invest in lower rated fixed income securities (commonly known as “junk bonds”).  The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.  The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities.  In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities.  If the issuer defaults on its obligation, the value of the security would fall and the Fund’s income also would decline.

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Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating.  Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.  In addition, the rating assigned to a security by Moody’s or S&P (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed income securities, the values of lower rated securities go up and down in response to changes in interest rates.  A decrease in interest rates generally will result in an increase in the value of fixed income securities.  Conversely, during periods of rising interest rates, the value of the Fund’s fixed income securities generally will decline.  The values of lower rated securities often may be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries.  Negative publicity or investor perceptions also may adversely affect the values of lower rated securities.  Changes by recognized rating services in their ratings of any fixed income security and changes in the ability of an issuer to make payments of interest and principal also may affect the value of these investments.  Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s net asset value.

Issuers of lower rated securities often are highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.  The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

 Mortgage-Related Securities. The Balanced and Fixed Income Funds may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations (“CMO”), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

Mortgage Pass-Through Securities.  Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers in the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities).  Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal.  Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA, and FHLMC; (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

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Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or insured by governmental entities, private insurers and the mortgage poolers.

Collateralized Mortgage Obligations.  CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities.  Interest and prepaid principal are generally paid monthly.  CMOs may be collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA.  The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”).  All future references to CMOs also include REMICs.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral, which is ordinarily unrelated to the stated maturity date.  CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  Investors holding the longer maturity classes usually receive principal only after the first class has been retired.  An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Balanced and Fixed Income Funds may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs (“PAC bonds”), sequential pay CMOs and floating rate CMOs.  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date.  Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing marketing index or rate.  Typical indices would include the eleventh district cost-of-funds index (“COFI”), the London Interbank Offered Rate (“LIBOR”), one-year U.S. Treasury yields, and ten-year U.S. Treasury yields.

Adjustable Rate Mortgage Securities.  Adjustable rate mortgage securities (“ARMs”) are pass-through securities collateralized by mortgages with adjustable rather than fixed rates.  ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments.  Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security.  In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.  In the event that market rates of interest rise to levels above that of the ARMs maximum rate, the ARM’s coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely fall.

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Certain ARMs contain limitations on changes in the required monthly payment.  In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments.  If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

CMO Residuals.  CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital.  The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayments experience on the mortgage assets.  In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-related securities.  See “Stripped Mortgage-Related Securities” below.  In addition, if a series of a CMO included a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.  As described below with respect to stripped mortgage-related securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers.  The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets.  Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question.  In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act.  CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may therefore be deemed “illiquid” and subject to Funds’ limitations on investment in illiquid securities as discussed herein.

Stripped Mortgage-Related Securities.  Stripped mortgage-related securities (“SMRS”) are derivative multi-class mortgage securities.  SMRS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMRS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the PO class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rated categories of investment-grade securities.

Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced.  As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed “illiquid” and subject to the Funds’ limitations on investment in illiquid securities as discussed herein.

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Inverse Floaters.  An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level.  Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater’s price will be considerably more volatile than that of a fixed rate bond.  Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

Tiered Index Bonds.  Tiered index bonds are relatively new forms of mortgage-related securities.  The interest rate on a tiered index bond is tied to a specified index or market rate.  So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed.  If, however, the specified index or market rate rises above the “strike” rate, the interest rate of the tiered index bond will decrease.  Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

Asset-Backed Securities.  The Balanced and Fixed Income Funds may invest in various types of asset-backed securities.  Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through CMO structure.  Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

Risk Factors Relating To Investing In Mortgage-Related And Asset-Backed Securities.  The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time.  As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity.  Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.  The Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

During periods of declining interest rates, prepayment of mortgage-related securities can be expected to accelerate.  Accordingly, a Fund’s ability to maintain positions in higher-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.  Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security.  Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility.  Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a security interest in the related collateral.  For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment.  In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payment on these securities.

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ZERO-COUPON SECURITIES

The Balanced and Fixed Income Funds may invest in zero-coupon securities.  These securities are debt securities that do not make regular cash interest payments.  Zero-coupon securities are sold at a deep discount to their face value.  Because these securities do not pay current cash income, their price can be volatile when interest rates fluctuate.  While these securities do not pay current cash income, federal income tax law requires the holders of them to include in income each year the portion of the original issue discount (or deemed discount) on the securities accruing that year.  To qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended, (the “Code”), and avoid a certain excise tax, each Fund may be required to distribute a portion of that discount and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, to generate cash to meet these distribution requirements.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees.  In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement.  The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller.  The Funds always receive securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement.  If the seller defaults and the collateral value declines, the Funds might incur a loss.  If bankruptcy proceedings are commenced with respect to the seller, the Funds’ realization upon the collateral may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS

The Small Cap Equity, Balanced, Fixed Income and International Funds may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions.  In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement.  It may also be viewed as the borrowing of money by the Fund. The Funds’ investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage.  The Funds may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.

WHEN-ISSUED SECURITIES

The Small Cap Equity, Balanced, Fixed Income and International Funds may purchase securities on a “when-issued” basis.  In buying “when-issued” securities, a Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days.  No payment or delivery is made by the Fund in a “when-issued” transaction until the Fund receives payment or delivery from the other party to the transaction.  Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change.  As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.  When a Fund purchases securities on a when-issued basis, it will maintain with its custodian cash or liquid securities having an aggregate value equal to the amount of its purchase commitment until payment is made.  The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from when-issued transactions.  When-issued securities may decline or increase in value during the period from the Fund’s investment commitment to the settlement of the purchase.

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INITIAL PUBLIC OFFERINGS

The Small Cap Equity, Equity and International Funds may invest in initial public offerings (“IPOs”)  if the market capitalization of the issuer exceeds a minimum threshold determined by the Adviser or TT International, as applicable, from time to time, and the Adviser or TT International, as applicable, otherwise determines participation to be appropriate.  By definition, IPOs have not traded publicly until the time of their offerings.  Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility.  Many IPOs are issued by undercapitalized companies of small or microcap size.  Investments in IPOs may have a magnified performance impact relative to other investments.

Pursuant to the Adviser’s Allocation and Aggregation Policy, the Small Cap Equity and Equity Funds will be eligible to participate on a rotating basis in any applicable IPOs that may come available to eligible clients of the Adviser.

DERIVATIVE INSTRUMENTS

In pursuing their respective investment objectives, the Small Cap Equity, Balanced, Fixed Income and International Funds may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

Options.  An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option.  A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument.  Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

There are certain risks associated with transactions in options on securities and on indices.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.  If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a covered call option, the Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option.  If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased.  Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Each Fund is authorized to purchase and sell over-the-counter options (“OTC Options”) in addition to exchange listed options. OTC Options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty.  In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation between the parties.  A Fund will only sell OTC Options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.  The Funds expect generally to enter into OTC Options that have cash settlement provisions, although they are not required to do so.

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There is no central clearing or guaranty function in an OTC Option.  As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction.  Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied.  The Funds will engage in OTC Option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of “A-1” from S&P’s or “P-1” from Moody’s or an equivalent rating from any other NRSRO.

Options On Foreign Currencies.  The Funds may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where the Adviser perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated which would increase the dollar cost of these securities to the Fund, the Fund may purchase call options on the currency involved.  The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium.  As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction.  If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium.  Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

The Funds may write covered call options on foreign currencies.  A call option written on a foreign currency by a Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds’ custodian) upon conversion or exchange of other foreign currency held in its portfolio.  A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

The Funds also may write call options on foreign currencies for cross-hedging purposes.  A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate.  In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

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Futures Contracts.  The Funds (other than the Equity Fund) may enter into futures contracts.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, currency or index at a specified future time and at a specified price.  Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges.  U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). The Funds have claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (“Commodity Act”) and, therefore, the Funds are not subject to registration or regulation as a pool operator under the Commodity Act.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position.  Brokerage commissions are incurred when a futures contract is bought or sold. Futures contracts on indices are settled in cash.

Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Initial margin requirements are established by the futures exchange and may be changed.  Brokers may establish deposit requirements that are higher than the exchange minimums.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, a change in the contract value may reduce the required variation margin, resulting in a repayment of excess variation margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.

A Fund will only sell futures contracts to protect securities owned by it against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.  As evidence of this hedging intent, the Funds expect that approximately 75% of the futures contracts purchased will be “completed;” that is, equivalent amounts of related securities will have been purchased or in the process of being purchased by a Fund upon sale of open futures contracts.  Futures contracts are not typically completed when the Adviser and/or TT International, as applicable, decides that the hedge is no longer necessary or appropriate and closes out the position before completion.  Therefore, a futures contract that is not completed does not necessarily provide additional risk to the Fund.  Although techniques other than the sale and purchase of futures contracts could be used to control a Fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure.  While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs incurred in the purchase and sale of the underlying securities.

Forward Foreign Currency Exchange Contracts.  A forward foreign currency exchange contract (“Forward Contract”) is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers.  The Funds may use Forward Contracts to manage currency risks or to facilitate transactions in foreign securities.  The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Funds may use.

In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date (“transaction hedge” or “settlement hedge”).

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The Funds may also use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency and to protect the value of investments denominated in a foreign currency if the portfolio managers anticipate a period of relative strength of the U.S. dollar against such foreign currency.  For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value (“position hedge”).  A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling (“proxy hedge”).  A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into   U. S. dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

If required by SEC guidelines, the Funds will segregate or designate liquid assets having a value equal to the aggregate amount of the Funds’ commitments under Forward Contracts entered into with respect to position hedges and proxy hedges. If the value of the segregated or designated assets declines, additional cash or liquid assets will be segregated or designated so that the value of the account will equal the amount of the Funds’ commitments with respect to such contracts.  With respect to Forward Contracts entered into by the Funds on a cash-settled or net basis, applicable SEC guidelines provide that the amount of such segregated or designated liquid assets may be limited to the amount by which such Forward Contract is out-of-the-money, marked-to-market daily.  Alternatively, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or a Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price.  Unanticipated changes in currency prices may result in poorer overall performance for the Funds than if they had not entered into such contracts.

Risk Factors In Futures Transactions.  Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.  The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures trading.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to a Fund.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Use of futures transactions by the Funds involves the risk of imperfect or no correlation where the securities underlying futures contracts are different than the portfolio securities being hedged.  It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option on a futures contract.

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Most futures exchanges limit the amount of fluctuation permitted in futures contract and options prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract or option on a future contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract and options prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks Of Options On Futures, Forward Contracts, And Options On Foreign Currencies.  Options on currencies may be traded over-the-counter and forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available.  For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time.  Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.  When a Fund enters into a forward currency contract or purchases an over-the-counter option, it relies on its counterparty to perform.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

Futures contracts, options on futures contracts, Forward Contracts, and options on foreign currencies may be traded on foreign exchanges.  Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities.  The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, or where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges.  As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions.  In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of counterparty default.  The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events.  In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market.  For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Combined Transactions.  The Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including Forward Contracts) and any combination of futures, options, and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser or TT International, as applicable, it is in the best interest of the Funds to do so.  A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.

Asset Coverage For Futures And Options Positions.  The Funds will comply with guidelines established by the SEC with respect to coverage of options, futures and forward contracts strategies by mutual funds, and if the guidelines so require will segregate appropriate liquid assets in the amount prescribed.  Segregated securities cannot be sold while the futures, option or forward contract strategy is outstanding, unless they are replaced with other suitable assets.  Consequently, there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

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ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS

Illiquid Investments.  Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees, the Adviser determines the liquidity of a Fund’s investments and, through reports from the Adviser and the Funds’ administrator, the Board monitors investments in illiquid securities.  In determining the liquidity of the Funds’ investments, the Adviser may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades.  Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, certain over-the-counter options, and restricted securities (other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act).  With respect to OTC options that a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration.  The Funds will treat as illiquid an amount of assets used to cover written OTC options, equal to the formula price at which the Funds would have the absolute right to purchase the option less the amount by which the option is “in-the-money.”  The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.  When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.  Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price.  If through a change in values, net assets, or other circumstances, any of the Funds were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would take appropriate steps to protect liquidity.

Restricted Securities.  Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering.  Where registration is required, the Fund(s) may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it or they decide to seek registration and the time the Fund(s) may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Private Placement Offerings.  The Small Cap Equity, Balanced and Fixed Income Funds may invest in private placement offerings. Investments in private placement offerings are made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act, and resold to qualified institutional buyers under the Securities Act (“Section 4(2) securities”).  Section 4(2) securities are restricted as to disposition under the federal securities law and generally are sold to institutional investors such as the Funds that agree they are purchasing the securities for investment and not with an intention to distribute to the public.

OTHER INVESTMENT COMPANIES

The Funds may invest in other investment companies to the extent permitted by the 1940 Act.  In addition to the advisory fees and other expenses the Funds bear directly in connection with their own operations, as shareholders of another investment company, the Funds would bear their pro rata portion of the other investment company’s advisory fees and other expenses.  As such, the Funds’ shareholders would indirectly bear the expenses of the Funds and the other investment company, some or all of which would be duplicative.

SECURITIES LENDING

The Small Cap Equity, Balanced, Fixed Income and International Funds may lend securities to qualified brokers, dealers, banks and other financial institutions.  Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income.  Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good standing.  In addition, they will only be made if, in the Adviser’s judgment, the consideration to be earned from such loans would justify the risk.  Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceed one-third of the value of its total assets.

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It is the Adviser’s understanding that the current view of the staff of the SEC is that a Fund may engage in loan transactions only under the following conditions:  (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

TEMPORARY INVESTMENTS

The temporary investments that the Funds may make include:

(1)  Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a commercial bank or savings and loan association.  Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.  Time deposits maturing in more than seven days will not be purchased by the Funds.  Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution.  Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars).  Euro and Yankee dollar investments will involve the same risks of investing in international securities that are discussed under “Investment Objective and Policies-Foreign Securities.”  Although the Adviser carefully considers these factors when making investments, the Funds do not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located.

The Funds will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

(2)  Commercial paper which at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

(3)  Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase;

(4)  U.S. Government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury.  These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue; and

(5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies.  These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and repurchase agreements collateralized by those securities listed above.

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TRUSTEES AND OFFICERS OF THE LKCM FUNDS

The Board of Trustees

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds.  The Board oversees the Trust’s officers and service providers, including LKCM, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including LKCM personnel and the Trust’s Chief Compliance Officer.  The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds.  LKCM, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds.  The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, a Fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds.  In addition, under the general oversight of the Board, LKCM, TT International (the subadviser to the LKCM International Fund), and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.  Further, LKCM as manager of the Funds oversees and regularly monitors the investments, operations and compliance of TT International.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons.  The Funds’ Chief Compliance Officer (“CCO”) and senior officers of LKCM regularly report to the Board on a range of matters, including those relating to risk management.  The Board also regularly receives reports from LKCM with respect to the Funds’ investments.  In addition to regular reports from LKCM, the Board also receives reports regarding other service providers to the Trust, either directly or through LKCM or the Funds’ CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from LKCM and TT International in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with LKCM and TT International and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

The CCO also reports regularly to the Audit and Compliance Committee on Fund valuation matters.  In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Funds’ CCO to discuss matters relating to the Funds’ compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board.  H. Kirk Downey, an Independent Trustee, serves as Chairman of the Board.  Mr. Downey’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Interested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Funds.  As Chairman, Mr. Downey performs such other duties as the Board may from time to time determine.

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The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee.  The Board has established three standing committees: the Audit and Compliance Committee, the Nominating Committee and the Qualified Legal Compliance Committee.  For example, the Audit and Compliance Committee is responsible for specific matters related to oversight of the Fund’s independent auditors, subject to approval of the Audit and Compliance Committee’s recommendations by the Board.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its independent Chairman and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence.  The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information.

Independent Trustees
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
H. Kirk Downey 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 67	Chairman of the Board of Trustees Trustee	Since 2005 Since 1994	President and CEO, Texas Systems, LLC and CEO, Texaslearningsystems LLC since 1999; Dean, M.J. Neeley School of Business, Texas Christian University Business School from 1987 to 1999.	9	Non-Executive Chairman of the Board of AZZ Incorporated, a manufacturing company.
Earle A. Shields, Jr. 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 89	Trustee	Since 1994	Consultant; formerly Consultant for NASDAQ Corp. and Vice President, Merrill Lynch & Co., Inc.	9
Priests Pension Fund of the Catholic Diocese of Fort Worth, Lay Workers Pension Fund of the Catholic Diocese of Fort Worth, St. Joseph Health Care Trust, Catholic Schools Trust and Catholic Foundation of North Texas

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Richard J. Howell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 67	Trustee Chairman of the Audit and Compliance Committee	Since 2005 Since 2008	CPA; Adjunct Faculty at SMU Cox School of Business from 2004 to 2009; Consulting Services, since 2002; Audit Partner, Arthur Andersen LLP from 1974 to 2002.	9	Red Robin Gourmet Burgers, Inc.
(1) Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.

Interested Trustee
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
J . Luther King, Jr. (2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 70	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	9
Employee Retirement Systems of Texas, 4K Land & Cattle Company (ranching), Hunt Forest Products (lumber), Southwestern Exposition Livestock (livestock), Southwest JLK Corporation (management company), Texas Christian University, Texas Southwestern Cattleraisers Foundation (livestock), Tyler Technologies (information management company for government agencies) and Encore Energy Partners LP (oil and natural gas exploration).

(1)	Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.

(2)	Mr. King is an “interested person” of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

H. Kirk Downey:  Mr. Downey has extensive organizational and business experience as president and chief executive officer of a private company, service as the dean of a business school, service as the non-executive chairman of the board of a corporation, and multiple years of service as a Trustee.

Earle A. Shields, Jr.:  Mr. Shields has extensive experience in the investment management industry as a consultant for a financial services industry corporation, service as vice president for a global financial services firm, service as a member to numerous charitable boards, and multiple years of service as a Trustee.

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Richard J. Howell:  Mr. Howell has extensive audit and business experience as a certified public accountant, service as a partner in a global accounting firm, service as a faculty member at a public university’s business school, service as a director of a corporation and multiple years of service as a Trustee.

J. Luther King, Jr.:  Mr. King has extensive experience in the investment management industry as chairman, president and director of an investment management firm, service on the board of numerous corporations and foundations, and multiple years of service as a Trustee.

The table below sets forth the compensation paid by the Trust to each of the Trustees of the Trust during the fiscal year ended December 31, 2009:

COMPENSATION TABLE

	Aggregate Compensation					Pension or
Name of Person	Small Cap Equity Fund	Equity Fund	Balanced Fund	Fixed Income Fund	International Fund	Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from all Funds in the Trust Complex*
Interested Trustee
J. Luther King, Jr.	$ 0	$ 0	$ 0	$ 0	$ 0	$0	$0	$ 0

Disinterested Trustees
H. Kirk Downey	$23,210	$2,010	$515	$5,591	$3,068	$0	$0	$38,000
Richard J. Howell	$19,552	$1,693	$438	$4,800	$2,475	$0	$0	$32,000
Earle A. Shields, Jr.	$19,552	$1,693	$438	$4,800	$2,475	$0	$0	$32,000
*           There are currently nine Funds comprising the Trust, four of which are offered in a separate Prospectus and SAI.

Trustees other than Mr. King receive an annual retainer of $18,000, with the chairman receiving an additional $6,000 retainer, plus a meeting fee of $3,000 for each Board meeting attended in person and $1,000 for each telephonic meeting, and are reimbursed for their reasonable out-of-pocket expenses incurred in attending Board meetings.  Trustees other than Mr. King may also receive a meeting fee for each Board committee meeting attended in person or by telephone if so determined by the chairman of the applicable Board committee.

Board Ownership in the Funds

As of March 31, 2010, the officers and Trustees of the Trust owned (including shares held indirectly via Luther King Capital Management Corporation’s profit sharing plan) 1.48% of the Small Cap Equity Fund, 11.94% of the Equity Fund, 16.41% of the Balanced Fund, 2.52% of the Fixed Income Fund and 3.59% of the International Fund.  The Trustees owned the following amounts in the Funds as of December 31, 2009:

Key
A.   None
B.   $1 - $10,000
C.   $10,001 - $50,000
D.   $50,001 - $100,000
E.   over  $100,000

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Name of Trustee	Small Cap Equity Fund	Equity Fund	Balanced Fund	Fixed Income Fund	International Fund	Aggregate Dollar Range of Equity Securities in Trust Complex*
H. Kirk Downey, Independent Trustee	A	C	A	A	A	C

Richard J. Howell, Independent Trustee	C	A	A	A	A	C

Earle A. Shields, Jr. Independent Trustee	E	A	A	A	A	E

J. Luther King, Jr., Interested Trustee, President and Chief Executive Officer	E	E	E	E	E	E

*	There are currently nine Funds comprising the Trust, four of which are offered in a separate Prospectus and SAI.

Board Committees

The Trust has an Audit and Compliance Committee, consisting of Messrs. Downey, Howell and Shields.  The members of the Audit and Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Audit and Compliance Committee are to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; oversight of the Trust’s compliance with legal and regulatory requirements, internal control over financial reporting and independent audits; and addressing any other matters regarding audits and compliance matters.  The Audit and Compliance Committee met five times during the most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Downey, Howell and Shields.  The Nominating Committee is responsible for the selection and nomination for appointment of candidates to serve as Trustees of the Trust.  The Nominating Committee will review shareholders’ nominations to fill vacancies on the Board.  Shareholders can submit recommendations in writing addressed to the attention of the chair of the Committee, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102.  A shareholder’s recommendation must include the following information about the nominee: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.  The Nominating Committee met twice during the most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Downey, Howell and Shields.  The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust.  The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
J. Luther King, Jr. (2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 70	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	9
Employee Retirement Systems of Texas, 4K Land & Cattle Company (ranching), Hunt Forest Products (lumber), Southwestern Exposition Livestock (livestock), Southwest JLK Corporation (management company), Texas Christian University, Texas Southwestern Cattleraisers Foundation (livestock), Tyler Technologies (information management company for government agencies) and Encore Energy Partners LP (oil and natural gas exploration).

Paul W. Greenwell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 60	Vice President	Since 1996	Principal, Luther King Capital Management since 1986, Vice President and Portfolio Manager, Luther King Capital Management since 1983.	N/A	N/A

Richard Lenart 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 43	Secretary and Treasurer	Since 2006	Luther King Capital Management since 2005; Vice President, Aquinas Funds from 2001 to 2005.	N/A	N/A

Steven R. Purvis 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 45	Vice President	Since 2000	Principal, Luther King Capital Management since 2003, Vice President and Portfolio Manager, Luther King Capital Management since 1996.	N/A	N/A

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jacob D. Smith 301 Commerce Street Suite 1600 Fort Worth, TX 76102 Age: 36	Chief Financial Officer Chief Compliance Officer	Since 2010 Since 2006
Chief Financial Officer since 2010, General Counsel and Chief Compliance Officer, Luther King Capital Management since 2006, Enforcement Attorney, U.S. Securities and Exchange Commission  from 2005 to 2006, Associate, Haynes and Boone, LLP  from 2001 to 2005.
				N/A	N/A

(1)	Each officer holds office for a one-year term, and then may be re-elected by the Board of Trustees annually.
(2)	Mr. King is an “interested person” of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  A person who controls a Fund may be able to determine the outcome of any matter submitted to a vote of shareholders.  As of March 31, 2010, the following persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of the Funds.

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PRINCIPAL SHAREHOLDERS
SMALL CAP EQUITY FUND – Institutional Class

Name and Address of Beneficial Owner	Number of Shares	Percent of Class	Percent of Total Fund	Record or Beneficial
National Financial Services LLC For the Exclusive Benefit of its Customers 200 Liberty St. #1WFC New York, NY 10281-1003	6,844,004	21.45%	20.03%	Record

SEI Private Trust Co For the Exclusive Benefit of its Customers C/O Union Bank of California ID 797 Attn Mutual Fund Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	2,899,462	9.09%	8.49%	Record

Charles Schwab & Co., Inc. Special Custody Account For the Exclusive Benefit of its Customers 101 Montgomery St. San Francisco, CA 94104-4151	5,358,518	16.80%	15.69%	Record

USAA Investment Management Co FBO Customers 9800 Fredericksburg Road San Antonio, TX 78288-0001	2,612,399	8.19%	7.65%	Record

PRINCIPAL SHAREHOLDERS
SMALL CAP EQUITY FUND – Adviser Class

Name and Address of Beneficial Owner	Number of Shares	Percent of Class	Percent of Total Fund	Record or Beneficial
National Financial Services LLC For the Exclusive Benefit of its Customers Attn Mutual Funds Dept 5th Floor 200 Liberty St. #1WFC New York, NY 10281-1003	1,267,998	56.98%	3.71%	Record

Charles Schwab & Co., Inc. Special Custody Account For the Exclusive Benefit of its Customers 101 Montgomery St. San Francisco, CA 94104-4151	465,378	20.91%	1.36%	Record

State Street Bank and Trust For Exclusive Benefit of Citistreet Core Market 1 Heritage Dr Quincy, MA 02171-2105	405,361	18.22%	1.19%	Record

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PRINCIPAL SHAREHOLDERS
EQUITY FUND

Name and Address of Beneficial Owner	Number of Shares	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody Account For the Exclusive Benefit of its Customers Attn Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4151	25,511,341	48.32%	Record

Frost National Bank SEI Private Trust Co. Attn Mutual Funds 1 Freedom Valley Dr. Oaks, PA 19456-9989	207,403	5.41%	Record

PRINCIPAL SHAREHOLDERS
BALANCED FUND

Name and Address of Beneficial Owner	Number of Shares	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody Account For the Exclusive Benefit of its Customers 101 Montgomery St. San Francisco, CA 94104-4151	602,152	57.46%	Record

Sun Trust Bank Trustee FBO Hunt Forest Products, Inc. Salary Investment Retirement Plan 8515 E. Orchard Rd. #1T2 Greenwood Village, CO 80111-5002	61,020	5.82%	Beneficial

Arthur G. Garcia 3817 W. Biddison St. Fort Worth, TX 76109-2708	55,445	5.29%	Beneficial

Jane A. Skinner 6917 Tumbling Trl. Fort Worth, TX 76116-9325	54,920	5.24%	Beneficial

Longhorn Council Disadvantaged Youth 850 Cannon Dr. Hurst, TX 76054-3191	53,256	5.08%	Beneficial

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PRINCIPAL SHAREHOLDERS
FIXED INCOME FUND

Name and Address of Beneficial Owner	Number of Shares	Percent of Fund	Record or Beneficial
Frost National Bank SEI Private Trust Co. Attn Mutual Funds 1 Freedom Valley Dr. Oaks, PA 19456-9989	5,420,642	38.72%	Record

Charles Schwab & Co., Inc. Special Custody Account For the Exclusive Benefit of its Customers 101 Montgomery St. San Francisco, CA 94104	4,113,524	29.39%	Record

Strafe & Co. For Benefit of its Customers Attn: MFDS 0393 P.O. Box 160 Westerville, OH 43081	1,964,481	14.03%	Record

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PRINCIPAL SHAREHOLDERS
INTERNATIONAL FUND

Name and Address of Beneficial Owner	Number of Shares	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody Account For the Exclusive Benefit of its Customers 101 Montgomery St. San Francisco, CA 94104-4151	1,772,412	32.25%	Record

National Financial Services LLC For the Exclusive Benefit of its Customers 200 Liberty St. #1WFC New York, NY 10281-1003	794,551	14.45%	Record

Dingle & Co., Inc. c/o Comerica Bank Detroit, MI 48275-0001	687,393	12.51%	Record

Frost National Bank SEI Private Trust Co. Attn Mutual Funds 1 Freedom Valley Dr. Oaks, PA 19456-9989	631,289	11.49%	Record

Strafe & Co. Benefit of Customers P.O. Box 160 Westerville, OH 43081-0160	432,243	7.86%	Record

Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Funds.

PROXY VOTING PROCEDURES

The Funds have delegated their authority to vote proxies to the Adviser, with respect to all Funds other than the International Fund, and to TT International, with respect to the International Fund, subject to the supervision of the Board of Trustees.  TT International will vote such proxies in accordance with its Proxy Voting Policy, which is included in Appendix A to this Statement of Additional Information.  The Adviser’s proxy voting policies are summarized below.

GENERAL

The Chief Compliance Officer is responsible for monitoring the proxy voting process, including engaging and overseeing any third-party vendor retained to review, monitor, or vote proxies.

The Adviser has engaged Institutional Shareholder Services, Inc. (“ISS”) as its voting delegate to:

(1)	research and make voting determinations in accordance with the policies and procedures described herein;
(2)	vote and submit proxies in a timely manner;

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(3)	handle other administrative functions of proxy voting;
(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;
(5)	maintain records of votes cast; and
(6)	provide recommendations with respect to proxy voting matters in general.

The Adviser has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Voting Guidelines in effect at the time of voting (as applicable, the “ISS Voting Guidelines”).  The Adviser will periodically review the ISS Voting Guidelines, including any significant changes or updates thereto.  In connection with such reviews, the Adviser may determine that it is not in the best interest of the Funds to vote proxies in accordance with the ISS Voting Guidelines on certain matters.  In such event, the Adviser will follow the procedures below in connection with voting any such proxies contrary to the ISS Voting Guidelines.

In the event the ISS Voting Guidelines do not address how a proxy should be voted, the Adviser will vote the proxy in accordance with ISS recommendations.  If ISS refrains from making any such recommendations, the Adviser will vote the proxy consistent with the Fund’s best interest.  Prior to voting any proxies in the absence of ISS recommendations, however, the Chief Compliance Officer will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto.  If the Chief Compliance Officer determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

There may be circumstances under which the Adviser believes that it is in the best interest of a Fund to vote proxies in a manner inconsistent with the ISS Voting Guidelines or ISS recommendations.  Prior to voting any proxies inconsistent with the ISS Voting Guidelines or ISS recommendations, however, the Chief Compliance Officer will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto.  If the Chief Compliance Officer determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

The Adviser maintains records relating to the implementation of its proxy voting policies and procedures, including, but not limited to, (i) records of each vote cast, which ISS maintains on the Adviser’s behalf, and (ii) documents considered or prepared by the Adviser that are material in making a decision to vote proxies on behalf of a client or that memorializes the basis for that decision.

CONFLICTS OF INTEREST

The Adviser has reviewed ISS’ conflict of interest policy and code of ethics, which address conflicts of interest that could arise in connection with proxy advisory services provided by ISS or its affiliates.  The Adviser believes that ISS’ conflict of interest policy and code of ethics contain policies and procedures that are reasonably designed to minimize any such potential conflicts of interest.

In the event that the Adviser or the Chief Compliance Officer determines that voting a proxy may present a material conflict of interest between the Adviser and the Fund, the Adviser will (1) in cases where ISS had made a recommendation, take no further action, in which case ISS shall vote such proxy in accordance with the ISS Voting Guidelines or ISS recommendations, as applicable, (2) disclose such conflict of interest to the Board of Trustees and obtain written direction from the Board as to how to vote the proxy, (3) suggest that the Board engage another party to determine how to vote the proxy, or (4) engage another independent third party to determine how to vote the proxy.

Notwithstanding the foregoing, the Adviser must vote proxies in the best interest of the Funds when material conflicts of interest may exist with respect thereto.  The Adviser believes that these policies and procedures are reasonably designed to address material conflicts of interest that may arise between the Adviser and the Fund as to the manner in which proxies are voted.

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MORE INFORMATION

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, (800) 688-LKCM or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures are currently available by calling (800) 688-LKCM and will be sent within three business days of receipt of a request.

INVESTMENT ADVISER

The investment adviser of the Funds is Luther King Capital Management Corporation (the “Adviser”).  The Adviser is controlled by J. Luther King, Jr.  Mr. King is a member of the Board of Trustees and President, Chief Executive Officer and Portfolio Manager of the Trust.  Under an Investment Advisory Agreement (the “Agreement”) with the Funds, the Adviser manages the investment and reinvestment of the Funds’ assets, subject to the control and supervision of the Board of Trustees.  The Adviser is responsible for making investment decisions for the Funds and for placing the Funds’ purchase and sale orders.  In addition, subject to any approvals required by the 1940 Act, the Adviser may delegate its duty to make investment decisions and to place purchase and sale orders to one or more investment subadvisers with respect to some or all of the International Fund’s assets.  In the event of such a delegation, the Adviser is obligated to monitor and review the activities of the subadviser.  Under the Agreement, the Funds pay the Adviser an advisory fee calculated by applying a quarterly rate, equal on an annual basis to the following numbers shown as a percentage of average daily net assets for the quarter.  However, the Adviser has contractually agreed to waive its advisory fees and reimburse expenses to the extent necessary to keep the total operating expenses of the Funds from exceeding the respective caps as shown in the following table.

The advisory fees and expense caps for the current fiscal year are as follows:

	Advisory Fee	Cap on Total Annual Operating Expenses
Small Cap Equity Fund - Institutional Class	0.75%	1.00%
Small Cap Equity Fund - Adviser Class	0.75%	1.25%
Equity Fund – Institutional Class	0.70%	0.80%
Equity Fund – Adviser Class	0.70%	1.05%
Balanced Fund	0.65%	0.80%
Fixed Income Fund	0.50%	0.65%
International Fund	1.00%	1.20%

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As compensation for the services rendered by the Adviser under the Agreement, for the fiscal years ended December 31, 2009, 2008 and 2007 the Adviser earned and waived and/or reimbursed the amounts listed below.

	Advisory Fees Incurred	Waived Fees and/or Expenses Reimbursed by Adviser	Net Fees paid to the Adviser
Small Cap Equity Fund
Year Ended December 31, 2007	$5,144,850	$0	$5,144,850
Year Ended December 31, 2008	$4,186,124	$0	$4,186,124
Year Ended December 31, 2009	$3,508,633	$0	$3,508,633

Equity Fund
Year Ended December 31, 2007	$371,132	$113,987	$257,145
Year Ended December 31, 2008	$338,241	$127,238	$211,003
Year Ended December 31, 2009	$283,573	$133,605	$149,968

Balanced Fund
Year Ended December 31, 2007	$74,093	$62,767	$11,326
Year Ended December 31, 2008	$76,533	$68,871	$7,662
Year Ended December 31, 2009	$72,986	$68,624	$4,362

Fixed Income Fund
Year Ended December 31, 2007	$548,211	$74,302	$473,909
Year Ended December 31, 2008	$602,916	$92,808	$510,108
Year Ended December 31, 2009	$655,662	$139,371	$516,291

International Fund*
Year Ended December 31, 2007	$1,378,099	$154,807	$1,223,292
Year Ended December 31, 2008	$905,028	$202,127	$702,901
Year Ended December 31, 2009	$379,210	$271,064	$108,146
_______________
* Amounts waived/reimbursed reflect total fees waived/reimbursed for the fiscal year, which are split between the Adviser and TT International.

PORTFOLIO MANAGERS OF THE SMALL CAP EQUITY, EQUITY, BALANCED AND FIXED
INCOME FUNDS

The portfolio managers listed below have responsibility for the day-to-day management of the Small Cap Equity, Equity, Balanced and Fixed Income Funds.  The information listed below is as of December 31, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

J. Luther King, Jr.	7 $679 million	2 $417 million	249 $2.7 billion	N/A	1 $114 million	N/A
Steven R. Purvis	5 $657 million	N/A	67 $1.0 billion	N/A	N/A	N/A
Scot C. Hollmann	3 $75 million	N/A	174 $829 million	N/A	N/A	N/A
Joan M. Maynard	2 $161 million	N/A	12 $82 million	N/A	N/A	N/A
Mark L. Johnson	3 $175 million	N/A	39 $23 million	N/A	N/A	N/A
Mason D. King	1 $49 million	N/A	N/A	N/A	N/A	N/A
Corey R. Horsch	1 $49 million	N/A	N/A	N/A	N/A	N/A
Jonathan B. Deweese	2 $571 million	N/A	N/A	N/A	N/A	N/A
Benjamin M. Cowan	2 $571 million	N/A	N/A	N/A	N/A	N/A

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Conflicts of Interest

The portfolio managers are responsible for managing the Funds and other separately managed accounts, including accounts for investment companies, employee benefit plans, pension plans, endowments, foundations, trusts, and high net worth individuals, and with respect to Mr. King, certain private pooled investment vehicles.  When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of conflicts of interest that may arise are discussed below.  The Adviser believes that it has established policies and procedures that are reasonably designed to mitigate these potential conflicts of interest.

•
The portfolio managers are responsible for managing other accounts that may have investment objectives, strategies, and risk profiles that differ from those of the Funds.  The portfolio managers make investment decisions for each account based on its investment objectives and guidelines, policies, practices and other relevant considerations.  Consequently, the portfolio managers may purchase or sell securities at the same or different times for one account and not another account or the Funds.  The portfolio managers may also make investment decisions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions.

•
The portfolio managers may purchase or sell for their own accounts securities that are purchased or sold on behalf of the Funds.  The portfolio managers also may have a beneficial interest in accounts managed by the Adviser, other than the Funds.  The Adviser has implemented a code of ethics and other policies and procedures in an effort to mitigate these potential conflicts of interest.

•
The portfolio managers could favor one account over another in allocating new investment opportunities of a limited nature, such as initial public offerings and private placements.  The Adviser has implemented policies and procedures, including a rotational system for allocating initial public offerings, in an effort to ensure that investment opportunities of a limited nature are allocated fairly and equitably among eligible accounts.

•
The portfolio managers could favor one account over another in the order in which trades for accounts are placed.  If the portfolio managers determine to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The Adviser has implemented trade allocation and aggregation policies and procedures in an effort to mitigate this potential conflict of interest.

Compensation

As an independent firm, the Adviser has full control over its compensation structure.  The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals.  Each member of the professional staff is provided a salary.  They also are eligible to participate in the Adviser’s profit sharing plan.  The majority of compensation is derived from bonuses, which are discretionary and based on individual merit as well as success of the Adviser in any given year.  Criteria for individual bonuses include, among other factors, stock selection, relationship building, investment performance, client service, and portfolio management.  There is no standard formula or method for determining bonuses and the factors considered for bonuses vary by individual.  Compensation is not based directly on the performance of the Funds or the net asset levels of the Funds.

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Ownership of Securities

Each portfolio manager owned the following amounts (including shares held indirectly via Luther King Capital Management Corporation’s profit sharing plan) of each of the Funds as of December 31, 2009:

Key
A.	None
B.	$1 - $10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	$100,001 - $500,000
F.	$500,001 - $1,000,000
G.	Over $1,000,000

Fund Name	Name of Portfolio Manager	Dollar Range of Shares Owned
Small Cap Equity Fund	Steven R. Purvis J. Luther King, Jr. Jonathan B. Deweese Benjamin M. Cowan	F G C C
Equity Fund	J. Luther King, Jr. Scot C. Hollmann Steven R. Purvis Mason D. King Corey R. Horsch	G F E E C
Balanced Fund	Scot C. Hollmann J. Luther King, Jr. Mark L. Johnson	E G B
Fixed Income Fund	Joan M. Maynard Scot C. Hollmann Mark L. Johnson	E E C

SUB-ADVISER

TT International, the sub-adviser to the International Fund, is a partnership controlled by Timothy A. Tacchi.

Pursuant to a Sub-Advisory Agreement (“Sub-Advisory Agreement”) entered into between the Adviser and TT International, TT International manages the securities of the International Fund and makes investment decisions for the Fund subject to such policies as the Board of Trustees may determine.  By its terms, the Sub-Advisory Agreement will continue in effect for so as long as such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Sub-Advisory Agreement.  The Sub-Advisory Agreement can be terminated, without penalty, on not more than 60 days’ written notice delivered or mailed by registered mail, postage prepaid, to TT International, and TT International may at any time, without the payment of any penalty, terminate this Agreement by not less than 90 days’ written notice delivered or mailed by registered mail, postage prepaid, to the Adviser.  The Sub-Advisory Agreement automatically will terminate in the event of its assignment.  The Advisor pays TT International a fee equal to an annual rate of 0.50% of the average daily net assets of the International Fund, which fee is to be calculated daily and paid quarterly.  However, if the Adviser’s fee is reduced due to fee waivers by the Adviser in order to comply with expense limitations, TT International’s compensation will be reduced by a proportionate amount; provided that in no event will TT International be obligated to reimburse the Fund in order to satisfy such expense limitations.

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PORTFOLIO MANAGERS OF THE INTERNATIONAL FUND

The International Fund uses a team of portfolio managers who are primarily responsible for the day-to-day management of the Fund.  The International Fund’s portfolio management team includes Tim Tacchi, Patrick Deane, Mark Williams, Sharon Dodgson, and Oisin Crawley.

Other Accounts Managed by Portfolio Managers

The following tables identify, for each portfolio manager listed below, as of December 31, 2009, the number of accounts (excluding the International Fund) for which he or she has day-to-day management responsibilities, and the total assets in such accounts, within each of the following categories:  registered investment companies, other pooled investment vehicles and other accounts.  In addition, the table identifies the number of other accounts that are assessed a performance based fee, together with the total assets in such accounts.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based

Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Tim Tacchi*	1 $30 million	1 $326 million	13 $1.7 billion	N/A	N/A	2 $473 million

Patrick Deane*	1 $30 million	1 $326 million	13 $1.7 billion	N/A	N/A	2 $473 million

Oisin Crawley*	1 $30 million	1 $326 million	13 $1.7 billion	N/A	N/A	2 $473 million

Sharon Dodgson	1 $30 million	1 $326 million	13 $1.7 billion	N/A	N/A	2 $473 million

Mark Williams*	1 $30 million	1 $326 million	13 $1.7 billion	N/A	N/A	2 $473 million

* Partner
Portfolio Manager Compensation
Four of the five portfolio managers listed above are partners of TT International.  As part owners of TT International they each receive a percentage of the profits and losses of TT International in accordance with their respective individual percentage ownership of TT International.  The portfolio managers are compensated based on the firm’s overall profitability.  Typically, portfolio managers with larger shares of ownership receive only a share of TT International's profits.  Portfolio managers with smaller percentage of shares typically receive a guaranteed minimum profit, shares sometimes payable monthly and always subject to a claw back at the end of the year depending on TT International's overall profitability.  There are no firm-sponsored retirement plans and no bonus payments.  For non-partners, TT pays a competitive base salary and discretionary bonus.

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Material Conflicts of Interest
Material conflicts of interest may arise when the International Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above.  These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may need to be divided among those funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Use of Brokers’ Commission.  TT International’s Policy is derived from that dictated by its principal regulators. The rules essentially allow the use of brokers’ commission for the purchase of execution of trades and for research services which assist in TT International’s investment management activity fro its clients.  All expenses to be so treated must be approved in writing by the Compliance and Legal Department before implementation.  TT International employs these execution and research services for the benefit of its clients, and the arrangements under which they are provided are managed in accordance with regulatory requirements and TT International’s fiduciary obligations.

Variation in Compensation.  A conflict of interest may arise where the management fee structure differs among funds and/or accounts, such as where certain funds or accounts pay higher management fees or performance-based management fees.  When a portfolio manager shares in the profits and losses of an investment adviser (as is the case for each portfolio manager listed above), the portfolio manager might be motivated to devote more attention to, or otherwise favor, more profitable funds and/or accounts.

Proprietary Investments.  TT International and several of its partners, including the portfolio managers, have substantial personal or proprietary investments in some of the pooled investment vehicles managed by TT International.  A portfolio manager might be motivated to favor funds and/or accounts in which he or she, or his or her colleagues, has an interest or in which the investment adviser and/or its affiliates have interests.

Other Factors.  Several other factors, including the desire to maintain or increase assets under TT International’s management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to some funds and/or accounts.
TT International and the Portfolios and the Funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for TT International and the individuals that it employs.  For example, each portfolio manager is subject to TT International’s personal account dealing policy as well as its stock allocation policy. TT International has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.  There is no guarantee, however, that the policies and procedures adopted by TT International and the Portfolios will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

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Portfolio Manager Security Ownership
The following table shows each portfolio manager’s ownership of securities of the International Fund as of December 31, 2009.

Name of Portfolio Manager	Dollar Range of Equity Securities in the International Fund
Tim Tacchi	None
Patrick Deane	None
Oisin Crawley	None
Sharon Dodgson	None
Mark Williams	None

PORTFOLIO TRANSACTIONS AND BROKERAGE

THE ADVISER

The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts in seeking best execution with respect to all securities transactions for the Funds.  In selecting brokers or dealers for securities transactions for the Funds, the Adviser may consider, among other things:  the quality of executions and liquidity provided by the broker; the ability of the broker to maintain confidentiality of client orders and order flow; the ability of the broker to minimize market impact for client transactions; the commission rates charged by the broker in comparison to the charges of other brokers for similar transactions; research and investment capabilities provided by the broker; the broker’s ability to obtain timely, accurate, and cost-effective executions; the ability of the broker to accurately communicate the nature of the market for a particular security; the broker’s execution policies and commitment to providing best execution; the size and volume of the broker’s order flow; and the efficiency and accuracy of the broker’s operations area with regard to settlement procedures.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Funds to pay higher commission rates than the lowest available when the Adviser believes in good faith that is the commissions paid are reasonable in light of the value of the brokerage or research services provided by the broker, either in terms of a particular transaction or the Adviser’s overall responsibilities with respect to accounts for which it has investment discretion.  These services, which in some cases may also be purchased for cash, include general economic and security market analyses and reports, industry and company analyses and reports, and other third party and proprietary analyses and reports concerning securities and recommendations as to the purchase and sale of securities.  The Adviser may use some of these research services in providing investment advisory services to all of its clients, and not all of these research services may be used by the Adviser in providing investment advisory services to the Funds.  During the fiscal year ended December 31, 2009, the Small Cap Equity Fund, Equity Fund and Balanced Fund directed transactions to brokers pursuant to which the brokers provided third-party or proprietary research or brokerage services to the Adviser.  Pursuant to these arrangements to receive research and brokerage services, during the fiscal year ended December 31, 2009 it is estimated that the Small Cap Equity Fund paid total commissions of $485,732 on transactions with a principal value of $405,737,234, the Equity Fund paid total commissions of $14,884 on transactions with a principal value of $18,860,219, and the Balanced Fund paid total commissions of $2,363 on transactions with a principal value of $3,277,520.

It is not the Adviser’s practice to allocate brokerage or principal business on the basis of sales of shares of Funds that may be made through intermediary brokers or dealers.  However, the Adviser may place orders with qualified broker-dealers who recommend the Funds or who act as agents in the purchase of shares of the Funds for their clients. The Adviser does not have an affiliated broker, therefore it has not performed any affiliated brokerage transactions.  The aggregate amount of brokerage commissions paid by each Fund during the past three fiscal years is as follows:

	Fiscal Year Ended December 31,
	2007	2008	2009
Small Cap Equity Fund	$1,707,535	$1,431,104	$1,169,491

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	Fiscal Year Ended December 31,
	2007	2008	2009
Equity Fund	$36,356	$46,984	$30,855
Balanced Fund	$6,623	$11,545	$5,314
Fixed Income Fund	$2,000	$0	$0
International Fund	$611,167	$414,430	$172,675

During the fiscal year ended December 31, 2009, none of the Funds (other than the International Fund) had arrangements under which brokerage commissions were directed to brokers who provided third-party research services.  Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser.  If purchases or sales of securities consistent with the investment policies of the Funds and one or more of these other clients serviced by the Adviser are considered at or about the same time, transactions in such securities may be allocated among the Funds and clients in accordance with the Adviser’s Allocation and Aggregation Policy or in any other manner deemed fair and reasonable by the Adviser.

During the fiscal year ended December 31, 2009, the Funds acquired securities of certain of its “regular brokers or dealers” as defined in the 1940 Act, or their parents.  As of December 31, 2009, the Funds owned the following securities of its “regular brokers or dealers” or their parents:

INTERNATIONAL FUND
Security of “Regular Broker/Dealer” of the Portfolio	Value of Portfolio’s Aggregate Holding of Securities as of 12/31/09
Credit Suisse Group AG	$904,130
Barclays plc	$648,788

TT INTERNATIONAL

Specific decisions to purchase or sell securities for the International Fund are made by portfolio managers who are partners or employees of TT International.  The portfolio managers of the International Fund may serve other clients of TT International in a similar capacity.

TT International determines which brokers or dealers are to be used for brokerage transactions and negotiates and approves commission rates paid.  In the selection of brokers and dealers to execute security transactions for the International Fund, TT International will endeavor to ensure that the chosen brokers and dealers have the ability to obtain best execution.  TT International believes that, particularly in countries with less developed securities markets, it is important to deal with brokers and dealers that have experience and expertise in the local markets.  Other factors in the selection of brokers and dealers include the reliability, integrity, financial condition and general execution and operation capabilities of competitive brokers and dealers and research services provided by them.  Based on these factors, TT International may not always direct trades to brokers or dealers that offer the lowest commission rates.  On at least an annual basis, TT International establishes for each region or country in which it effects brokerage transactions, a schedule of commissions that will apply generally to its transactions on behalf of its clients in that region or country.  As a result, TT International does not negotiate commission rates for particular trades.  TT International reviews these commission levels periodically in light of prevailing market commission rates.

TT International participates in commission sharing arrangements to the extent permitted by the Securities and Exchange Commission and the Financial Services Authority, the lead financial regulatory in the UK.  Under these commission sharing arrangements, TT separately negotiates the execution and research commissions from portfolio transactions.  Payments for third party and other eligible research are effected through commission sharing arrangements established with selected key brokers.  TT International’s commission sharing arrangements are a significant factor, among others, in the selection of brokers and dealers.

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In certain instances there may be securities that are suitable for the International Fund as well as for one or more of TT International’s other clients.  Investment decisions for the International Fund and for TT International’s other clients are made with a view to achieving their respective investment objectives.  It may develop that a particular security may be bought or sold for only one client even thought it might be held by, or bought or sold for, other clients.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security.  Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment manager, particularly when the same security is suitable for the investment objectives of more than one client.  When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each.  It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the International Fund is concerned.  However, it is believed that the ability of the International Fund to participate in volume transactions will produce better executions for the International Fund.

It is TT International’s policy to exclude institutional accounts, such as the International Fund, from allocations of stock in initial public offerings or other “hot issues,” unless the market capitalization of the issuer exceeds a minimum threshold determined by TT International from time to time and TT International otherwise determines participation to be appropriate.  This policy is based on TT International’s judgment that companies with smaller market capitalizations are not suitable for accounts such as those of the International Fund and that even larger initial public offerings may not be suitable for the International Fund.  TT International may allocate these investments to other accounts managed by TT International, which may include accounts in which TT International and its principals have investment or carried interests.  As a result the International Fund may not participate in short-term gains based upon post-issue appreciation in the value of “hot issues” even in cases where these opportunities may result, at least in part, from trading activity by the International Fund.  However, the International Fund will also avoid the risks associated with some initial public offerings and other “hot issues” of smaller issuers.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser or TT International, as applicable, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of long-term portfolio securities for the fiscal year by (2) the monthly average of the value of long-term portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The Funds had the following turnover rates for the past two years:

	Fiscal Year Ended 12-31-09	Fiscal Year Ended 12-31-08
Small Cap Equity Fund	59%	61%
Equity Fund	26%	31%
Balanced Fund	22%	38%
Fixed Income Fund	30%	23%
International Fund	179%	181%

CUSTODIAN

As custodian of the Funds’ assets, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, has custody of all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

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ADMINISTRATOR

Pursuant to a Fund Administration Agreement, U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides each Fund with administrative services.  The services under this Agreement are subject to the supervision of the Board of Trustees and officers of the Trust, and include day-to-day administration of matters necessary to the Funds’ operations, maintenance of their records, preparation of reports, compliance testing of the Funds’ activities, and preparation of periodic updates of the registration statement under federal and state laws.  For administration services, USBFS receives from each Fund a fee, calculated daily and paid monthly.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

Administration fees incurred during the past three fiscal years were as follows:

	2009	2008	2007
Small Cap Fund	$404,899	$467,593	$579,000
Equity Fund	$45,510	48,078	48,176
Balanced Fund	$20,325	20,930	20,375
Fixed Income Fund	$107,216	98,006	88,174
International Fund	$46,775	74,056	112,666

USBFS also acts as Transfer Agent, Dividend-Disbursing Agent, and Fund Accountant for the Funds.

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares.  The Distributor uses its best efforts to distribute the Funds’ shares, which shares are offered for sale by the Funds continuously at net asset value per share without the imposition of a sales charge.  The Funds pay that portion of the compensation owed to the Distributor that is permitted under Rule 12b-1 of the 1940 Act and the Adviser Class Plan (as defined below), and the Adviser pays the remaining portion of any such compensation.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

DISTRIBUTION PLANS

With respect to the Balanced, Fixed Income and International Funds and the Institutional Class of the Small Cap Equity and Equity Funds, the Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Institutional Class Plan”).  Pursuant to this Institutional Class Plan, the Funds can pay up to an aggregate maximum of 0.75% per annum of each Fund’s average daily net assets for actual expenses incurred in the distribution and promotion of the shares of the Funds, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses, or for providing ongoing services to shareholders.  Although approved, the Board of Trustees has not authorized payments under the Institutional Class Plan.

With respect to the Adviser Class of the Small Cap Equity and Equity Funds, the Board of Trustees has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Adviser Class Plan”).  Pursuant to the Adviser Class Plan, the Funds may pay up to an aggregate maximum of 1.00% per annum of each Fund’s average daily net assets for actual expenses incurred in the distribution and promotion of the shares of the Funds, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses, or for providing ongoing services to shareholders.  The Board currently has authorized payments under the Adviser Class Plan at an annual rate of 0.25% of the average daily net assets of the Funds subject to the Adviser Class Plan.

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Administration of each Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the amount and purpose of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan, and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The Small Cap Equity Fund – Adviser Class paid the following amounts in 12b-1 expenses for the fiscal year ended December 31, 2009:

Printing/Postage	$1,250
Payment to Distributor	$1,706
Payment to Dealers	$69,292

INTERESTS OF CERTAIN PERSONS

With the exception of the Adviser, no “interested person” of the Funds, as defined in the 1940 Act, and no Trustee of the Trust who is not an “interested person”, has or had a direct or indirect financial interest in the Institutional Class Plan or Adviser Class Plan or any related agreement.

CODE OF ETHICS

The Trust, the Adviser and TT International have each adopted a written Code of Ethics.  These Codes of Ethics govern the personal securities transactions of trustees, directors, officers and employees who may have access to current trading information of the Funds.  The Codes permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain conditions.  The Codes include reporting and other obligations to monitor personal transactions and confirm that such transactions do not disadvantage the Funds.

PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

Purchasing Shares with Liquid Securities.  Certain clients of the Adviser may, subject to the approval of the Trust, purchase shares of the Funds with liquid securities that are eligible for purchase by a Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable (and not established only by fair valuation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market.  These transactions will be effected only if the Adviser intends to retain the security in the Funds as an investment.  Assets so purchased by the Funds will be valued in generally the same manner as they would be valued for purposes of pricing a Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase.

Automatic Investment Program.  The Automatic Investment Program permits investors who own shares of a Fund with a value of $10,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.  Provided the investor’s financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor’s checking or savings account.  The financial institution must be a member of the Automatic Clearing House network.  There is no charge for this service. A $25 fee will be charged if the investor’s bank rejects the scheduled transaction.  At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased on a specified day or days of a month.

The Automatic Investment Program is one means by which an investor may use “dollar cost averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals.  This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices.  In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that shares bought using dollar cost averaging are purchased without regard to their price on the day of investment or market trends.  In addition, while investors may find dollar cost averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than their purchase price.

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To establish the Automatic Investment Program, an investor must complete the appropriate sections of the Account Registration Form.  Please call the Trust at 800-688-LKCM if you have questions.  An investor may cancel his or her participation in this Program or change the amount of purchase at any time by notifying the Transfer Agent by telephone or in writing, five days prior to the effective date of the next transaction.  The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

PRICING OF SHARES

Shares of the Funds are sold and redeemed on a continual basis at the net asset value per share next computed following acceptance of an order by a Fund.  A Fund’s net asset value per share for the purpose of pricing purchase and redemption orders is determined as of the close of normal trading (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The NYSE is closed on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.  Nasdaq Global Market securities are valued at the NASDAQ Official Closing Price (the “NOCP”).  Price information on listed securities is taken from the exchange where the security is primarily traded.  Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price on the relevant exchanges or markets.

Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued.  Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using net foreign exchange quotations received from independent dealers at the time of valuation. Although the International Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.

Fixed income securities (other than obligations having a maturity of 60 days or less) are normally valued at the mean of the bid and ask price and/or by using a combination of broker quotes or matrix evaluations provided by an independent pricing service.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value.  In the event that amortized cost does not reflect fair value, market prices as determined above will be used.

Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees.  The Board of Trustees has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to the Adviser.  The procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.  The Funds may also use independent pricing services to assist in pricing portfolio securities.

An example of how each Fund calculated its total offering price per share as of December 31, 2009 is as follows:

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	Net Assets	=	Net Asset Value per share
	Shares Outstanding

Small Cap Equity Fund	$529,165,634	=	$16.16
Institutional Class	32,739,221

Small Cap Equity Fund	$35,725,529	=	$15.83
Adviser Class	2,256,393

Equity Fund	$49,156,830	=	$13.02
Institutional Class	3,776,180

Balanced Fund	$13,476,330	=	$13.09
	1,029,554

Fixed Income Fund	$149,218,240	=	$10.85
	13,757,829

International Fund	$43,372,139	=	$7.53
	5,756,108

No information is provided for the Equity Fund – Adviser Class because it had not commenced operations as of December 31, 2009.

PORTFOLIO HOLDINGS INFORMATION

It is the policy of LKCM Funds to protect the confidentially of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds.  No information concerning the portfolio holdings of the Funds may be disclosed to any person except as provided below.

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board of Trustees.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, each Fund also makes available on the Funds’ website a complete schedule of its portfolio holdings no sooner than 30 days following the end of each calendar quarter.  Information contained within Fund Fact Sheets (Top Ten Holdings; Sector Weightings; Turnover Rate; Composition; and Performance) is made publicly available on the website upon completion by Quasar Distributors, LLC, the Fund’s distributor (generally within 10-15 days after the close of the calendar quarter).  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose the Fund Fact Sheets and complete schedules of portfolio holdings as of the end of the most recent calendar quarter, no earlier than 10 days and 30 days after the end of the calendar quarter, respectively.

In addition, the Funds’ service providers, including the administrator, custodian, legal counsel, proxy voting administrator, and auditors, may receive portfolio holdings information in connection with their services to the Funds.  The Funds’ service providers have a duty to keep nonpublic information about the Funds confidential based on existing laws and due to the nature of their roles with the Funds.  An officer of the Adviser or the Chief Compliance Officer of the Funds may distribute (or authorize the Funds’ administrator to distribute) portfolio holdings to rating and ranking agencies for a legitimate business purpose on a quarterly basis.  This information is provided no earlier than 30 days after the end of a calendar quarter and no compensation is received by the Adviser or the Funds as consideration for such disclosure.  The Fund’s Chief Compliance Officer may waive certain of the requirements of this policy.  The Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those required by the Funds’ policy.  Notwithstanding these policies, the Funds may disclose portfolio holdings information to the extent required by applicable law.

The Funds’ Chief Compliance Officer will report any violations of these policies to the Board of Trustees on a quarterly basis.  In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

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If the disclosure of portfolio holdings presents a conflict of interest between the shareholders and the Adviser, the Funds’ principal distributor or any of their respective affiliates, then such conflict will be reported to the Board for its consideration prior to the dissemination of portfolio holdings information.

EXCHANGES

Each Fund may exchange shares for shares of another LKCM Fund.  However, shareholders of the Adviser Class of the Small Cap Equity Fund and Equity Fund may only exchange shares between Adviser Class Funds.

REDEMPTIONS IN KIND

The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the applicable Fund. If redemptions are paid in investment securities the redeeming shareholders might incur brokerage expenses if they converted these securities to cash. Securities used to make such “in-kind” redemptions will be readily marketable. The method of valuing such securities will be the same as the method of valuing Fund securities described under “Pricing of Shares,” and such valuation will be made as of the same time the redemption price is determined.

TAXATION

TAXATION OF THE FUNDS

The following discussion of certain federal income tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Code, the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. You should consult your own tax advisers with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

Each Fund intends to continue to qualify annually for treatment as a “regulated investment company” under Subchapter M of the Code (“RIC”) and, if so qualified, will not be liable for federal income tax to the extent it distributes net earnings and realized net gains to its shareholders on a timely basis.  If a Fund fails to qualify for treatment as a RIC, it would be treated as a regular corporation for federal tax purposes.  In that case, it would be subject to federal income tax, and any distributions that it made to its shareholders would be taxable as ordinary income (with no part treated as a capital gain distribution), except for the part of those dividends that is “qualified dividend income” (described in the Prospectuses), which is subject to a maximum federal income tax rate of 15%, to the extent of its earnings and profits and would not be deductible by it.  This would increase the cost of investing in that Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by that Fund instead of investing indirectly in those securities through the Fund.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year ending on October 31 (or December 31, if that Fund so elects) of that year, plus certain other amounts.

Hedging strategies, such as entering into Forward Contracts and writing (selling) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith.  Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and Forward Contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the income requirement to qualify as a RIC.

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Certain futures, foreign currency contracts and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which all Funds but the Equity Fund may invest may be subject to section 1256 of the Code (“section 1256 contracts”).  Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purpose of the Excise Tax.  These rules may operate to increase the amount that a Fund must distribute to satisfy the distribution requirement applicable to RICs (“Distribution Requirement”) (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes, without in either case increasing the cash available to the Fund.  A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or Forward Contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction by a Fund during any taxable year that would otherwise be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The Balanced and Fixed Income Funds may acquire zero-coupon or other securities issued with original issue discount (“OID”).  As a holder of those securities, a Fund must include in its gross income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year.  With respect to “market discount bonds” (i.e., bonds purchased by the Fund at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon), a Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds.  Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID or market discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of its portfolio securities, if necessary.  A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Investments in Foreign Securities.  Dividends and interest a Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the yield and/or total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

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If more than 50% of the value of the International Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid.  Pursuant to any such election, the International Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to:

(1)	include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes,
(2)	treat the shareholder’s share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions as the shareholder’s own income from those sources and
(3)
either deduct the taxes deemed paid by the shareholder in computing the shareholder’s taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax.

The International Fund will report to its shareholders shortly after each taxable year their respective shares of its income from sources within foreign countries and U.S. possessions (including its proportionate share of the Portfolio’s income from these sources) and the Fund’s Foreign Taxes if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and have no foreign source non-passive income will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The Funds may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests:

(1)	at least 75% of its gross income for the taxable year is passive or
(2)	an average of at least 50% of its assets produce, or are held for the production of, passive income.

Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on “qualified dividend income” mentioned above.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to its shareholders -- even if the QEF did not distribute those earnings and gain to the Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies, including Forward Contracts, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of investment company taxable income available to a Fund for distribution to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

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Capital Loss Carryforwards.  As of December 31, 2009, the accumulated capital loss carryforwards were as follows:

	LKCM Small Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM International Fund
Expiring in 2016	$41,887,773	$688,311	$243,935	$14,977,524
Expiring in 2017	$85,386,046	$661,297	$472,805	$22,376,424
Total capital loss carryforwards	$127,273,819	$1,349,608	$716,740	$37,353,948

To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, serves as the Funds’ independent registered public accounting firm, whose services include an audit of the Funds’ financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS

The audited financial statements for the Funds are incorporated by reference to the Funds’ Annual Report to Shareholders, for the year ended December 31, 2009.

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APPENDIX A

TT International Investment Management
Proxy Voting Policy

The following policy is designed to ensure that TT International (“TT”) takes all reasonable steps to vote proxies on behalf of accounts for which it has voting authority in the best interest of clients and in accordance with applicable laws.

1.1	General Guidelines

All issues presented for shareholder vote are voted in what TT believes to be the best economic interest of the beneficial owners of the accounts which it manages, in accordance with TT’s fiduciary duties to its clients.  TT maintains an active investment strategy, and if TT has a material concern about the management or governance of a company in which it has invested, it may decide to sell the shares.  TT decides how to cast each vote on a case-by-case basis, taking into consideration this policy, its obligations under its management agreements with the relevant clients,  fund offering documents, and other facts and circumstances which it judges relevant. TT will always comply with a client’s lawful instructions when exercising voting rights attached to that client’s securities.

Proxy voting decisions are taken by the Chief Operating Officer (or in his absence by the Partner, Compliance and Legal or such other partner or employee as the Chief Operating Officer in his discretion appoints).  All proxy cards, proxy statements, and related materials received by TT in relation to client accounts are to be forwarded immediately to the Chief Operating Officer (or other partner or employee taking proxy voting decisions in accordance with this paragraph).  In taking proxy voting decisions on behalf of client accounts, the Chief Operating Officer (or other partner or employee taking such decisions in accordance with this paragraph) shall seek to vote proxies consistently for all client accounts subject to any special agreements with, instructions from, and sensitivities of particular clients.  While portfolio managers may be consulted, if necessary, for financial, market, or commercial information that may assist in taking proxy voting decisions, portfolio managers will not in the ordinary course be consulted on how proxies should be voted.

TT recognises that votes which it casts on behalf of certain types of account, such as accounts subject to the U.S. Employee Retirement Income Security Act of 1974, as amended, (“ERISA”), and accounts of public entities or pension plans, may be subject to special requirements under governing account or plan documents and applicable law. Section 1.7 below addresses the special requirements applicable to accounts subject to ERISA.  Accounts managed by TT for employee benefit plans which are not governed by ERISA (such as governmental pension plans) may nevertheless involve fiduciary obligations similar to those applicable to ERISA plans; proxy voting requirements for such accounts are addressed by TT exercising its judgment on a case-by-case basis.

In relation to the hedge funds which it manages, TT has adopted a systematic approach of not voting proxies other than in exceptional circumstances, rather than evaluating each proxy situation.  This is for cost benefit considerations, including the typically high turnover of the hedge funds’ holdings, in the interests of the funds’ investors.

1.2	Compliance Review

Any issues or questions raised regarding the voting of a proxy should be discussed with TT’s Compliance Department (“Compliance”).  Conflicts of interest in relation to proxy voting will be handled by Compliance as stated in Sections 1.4 and 1.7 below.  TT is required to follow any determination by Compliance to vote a proxy in a particular manner.  Any departure from the voting guidelines set out below must be cleared by Compliance.  Compliance is responsible for reviewing this policy on at least an annual basis and recommending any appropriate changes.

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1.3	Voting Guidelines

TT exercises its voting power in good faith and uses reasonable care in reaching its voting decisions.  Each vote requires individual consideration according to the circumstances of the case.  Particular circumstances may lead to a departure from TT’s general practice.  However, without detracting from TT’s discretion, the following guidelines should generally be followed, and departures from these guidelines must be cleared by Compliance.

A.	Board of Directors

(1)	Vote against the election of directors or some or all of non-independent candidates if a vote in favour would result in or continue the board with a majority of non-independent directors.
(2)	Vote against a board where the chair and chief executive officer are the same person.
(3)	Vote against stock option plans which include awards to directors, vote in favour of savings-related share option plans (such as those approved by HMRC).
(4)	Vote against an excessive severance compensation package paid to any director, including one which is contingent on the merger or acquisition of the corporation with a resulting loss of control.
(5)	Vote against directors who have approved excessive severance compensation packages which have not manifestly provided shareholder value.
(6)	Vote against auditors where non-audit related fees exceed those that are audit related.

B.	Executive Compensation

(1)
Vote in favour of stock option plans which align the interests of shareholders and management and are likely to create a significant correlation over a reasonable period between compensation and the enhancement of shareholder value, subject to B(2) to B(7) below.

(2)	Vote against options awarded at strike prices which are at a discount to market price.
(3)	Vote against the ability to lower the strike price of outstanding options.
(4)	Vote against options unrestricted in time.
(5)	Vote against accelerated vesting of option awards in the event of a change of control.
(6)	Vote against option schemes which concentrate option ownership among a small number of senior executives.
(7)	Vote against stock option compensation plans that unreasonably (greater than 10% in total or 1% per annum) dilute value to shareholders.
(8)	Vote against the making of loans to directors or employees to pay for stock or exercise options.
(9)
Vote against an excessive (more than three times the salary plus bonus of the individual) severance compensation package paid to any employee, including one which is contingent on the merger or acquisition of the corporation with a resulting loss of control.

(10)	Vote against stock option plans proposing omnibus plans (where several types of award are included in one plan) unless each individual type of award is appropriate.
(11)	Vote against stock option plans proposing options which vest immediately.
(12)
Vote against cumulative voting (gives shareholders votes equal to holding multiplied by number of directors to be elected and can be cast for one or more candidates) unless voting for it would facilitate independent or minority representation on an unresponsive board controlled by a block of inside shareholders.

(13)	Vote against evergreen plans (where options that have been exercised are loaded back into the pool available for grant).
(14)	Vote against stock option plans with terms of more than ten years.
(15)	Vote against ratification of remuneration reports for prior periods that would have been voted against for future periods under B(1) and B(14).

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C.	Takeover Protection

(1)	Vote against “crown jewel” defences which are made part of an anti-takeover defence, unless they are considered by TT to be in the best interests of shareholders.
(2)	Vote against arrangements that lock up a takeover bid so that other bids are prevented.
(3)	Vote against the payment of “greenmail” e.g. stock options with no set price, unless it is considered by TT to be in the best interests of shareholders.
(4)	Vote against reincorporation proposals that are posed as part of an anti-takeover defence or solely to limit directors’ liability.
(5)	Vote against leveraged buyout proposals where evaluation indicates that management is not pursuing shareholder’s best interests.

D.	Shareholder Rights

(1)	Vote against the creation or extension of dual class voting stock.
(2)	Vote against linked proposals one or more of which is not in the best interests of the shareholders.
(3)	Vote against “stakeholder proposals” which would reduce or dilute the responsibility of directors to the shareholders.
(4)	Vote against a proposal to increase the number of voters required on an issue above two-thirds of the outstanding shares unless it is in the best interest of the shareholders.
(5)	Vote against a proposal the effect of which will be or is likely to dilute unreasonably existing shareholders’ interests.
(6)	Vote against the authorisation of or an increase in “blank cheque” preferred shares (sometimes used as a defence against takeover bids).
(7)	Vote against a proposal to issue new shares that does not include pricing guidelines in the resolution.
(8)	Vote against any proposal thatis not supported by sufficient information in the resolution or supporting papers to enable an appropriate decision to be made.

1.4	Conflicts of Interest

A.	Duty to Report

All Partners and employees of TT are under a duty to report to Compliance any potential conflict of interest of which they become aware regarding voting proxies for client accounts.  Upon any such report being made, TT will defer voting any affected proxies until Compliance has determined how the conflict or potential conflict of interest is to be resolved.

B.	Review of Potential Conflicts

Compliance shall consider all potential conflicts of interest relating to proxy voting brought to its attention and will determine whether there exists a material conflict of interest.  A conflict of interest will be considered material if Compliance determines that it has the potential to influence TT’s decision-making in voting the proxy.

C.	Material Conflicts of Interest

Where Compliance determines that a material conflict of interest does exist, either as determined by Compliance (i) the proxy shall be voted subordinating the interest of TT to that of the client or (ii) the material conflict shall be disclosed to the client together with TT’s recommendation for voting the proxy and the client’s consent shall be sought on whether the proxy may be voted as recommended by TT.  If the client does consent, then the proxy shall be voted in such a manner.  If the client does not consent, the proxy shall (i) be voted in the manner directed by the client, or, lacking such direction, (ii) not be voted.  The provisions of this Section 1.4C shall not apply to conflicts of interest in relation to accounts subject to ERISA, procedures for which are stated in Section 1.7 below.

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1.5	Proxies Not Voted

It generally is TT’s policy to vote proxies for which it has voting authority subject to Section 1.4C.  Nevertheless, in addition to the circumstances discussed in Section 1.4 above, TT may, with the approval of Compliance, decide not to vote a proxy where (i) TT has determined that voting the proxy is not justified because of the extent to which the cost of voting the proxy outweighs the value to the client of casting such a vote, such as may be the case for U.S. clients with proxies solicited by non-U.S. issuers, or (ii) limitations have been placed on TT’s ability to vote the proxy, such as where such security is subject to a securities lending arrangement, or (iii) in TT’s judgment a vote will bring no benefit to the client.  As stated in Section 1.1 above, TT’s policy is not to vote proxies for hedge funds other than in exceptional circumstances.

1.6	Recordkeeping

TT shall maintain, in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of TT: (i) a copy of this policy, (ii) proxy statements received regarding client securities, (iii) records of votes cast by TT on behalf of clients, (iv) records of client requests for proxy voting information and responses of TT to such requests, and (v) any documents created by TT that were material to making a decision how to vote, or that memorialized the basis for the decision.  TT may rely on proxy statements filed on the U.S. Securities and Exchange Commission’s EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by TT that are maintained with a third party, such as a proxy voting service, provided that TT has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

With respect to proxies voted on behalf of ERISA accounts, TT shall maintain records with respect to this policy and the actions taken in individual proxy voting situations, in order to enable the named fiduciary of the applicable plan to determine whether TT is adhering to applicable proxy voting guidelines and fulfilling its fiduciary duties to the plan in a manner which justifies the continuation of the advisory appointment.  These records may include information regarding (i) the issuer and the meeting, (ii) the issues voted on and a record of the vote, (iii) the number of shares eligible to be voted on the record date on behalf of the client, (iv) the number of shares voted by TT on behalf of the client, (v) the steps taken to ascertain whether a particular vote was prudent and in the interest of the participants and beneficiaries, and (vi) the reasons for the votes cast.

1.7	ERISA Accounts

The following special proxy voting policies and procedures apply to the voting of proxies on behalf of accounts subject to ERISA.  Except where expressly noted, the following policies and procedures apply in addition to and not in lieu of the provisions stated in other sections of these Procedures.

A.	Authority to Vote Proxies

Upon receipt of a request for a proxy vote for an account subject to ERISA, TT will ascertain whether it has the duty to vote the proxies or whether this duty has been retained by the trustee or another named fiduciary of the ERISA plan.  The determination will be made by reference to the advisory agreement for the ERISA account and plan documents and, where appropriate, after consultation with Compliance.  Where general authority to manage ERISA plan assets has been delegated to TT, TT will have the authority and duty to vote the proxies unless the advisory agreement and plan documents expressly preclude TT from voting proxies.

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B.	Voting Guidelines

TT must vote proxies for accounts governed by ERISA (i) solely in the interests of the plan participants and beneficiaries, (ii) for the exclusive purpose of providing benefits to participants and beneficiaries, (iii) with the care, skill and diligence that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims, and (iv) in accordance with the plan documents to the extent consistent with ERISA.  In doing so, TT must consider the factors that may affect the value of the plan’s investment and not subordinate the interests of the participants and beneficiaries in their retirement income to unrelated objectives (such as the wishes of the plan sponsor).

C.	Proxy Voting Policies

TT shall ascertain if the ERISA plan has a proxy voting policy or an investment policy which includes a proxy voting policy.  TT shall follow the policy unless, in the opinion of Compliance, to do so would be inconsistent with ERISA (if, for example, it would be imprudent or not solely in the interests of the plan participants and beneficiaries in a given instance).

Where TT has proxy voting authority for a pooled investment vehicle which is subject to ERISA, TT may be subject to the proxy voting policies of more than one plan.  In such cases, TT will seek to reconcile the policies if possible.  If the investment policies conflict, it may be necessary for TT to vote the proxies of the pooled investment vehicle in proportion to each plan’s respective investment, unless, in the opinion of Compliance, to do so would be imprudent or conflict with ERISA.

D.	Conflicts of Interest

Where Compliance determines that a material conflict of interest exists regarding proxy votes for ERISA accounts, either as determined by Compliance (i) the proxy shall be voted subordinating the interest of TT to that of the client or (ii) the material conflict shall be disclosed to the named fiduciary of the plan.  In the case of a conflict of interest affecting TT as fiduciary of an ERISA account, mere disclosure of the conflict to the ERISA account client and/or consent by the client to the proxy vote proposed by TT will generally be insufficient to resolve the conflict in accordance with ERISA.  Consequently, TT, together with the named fiduciary, must determine the procedure for resolution of the conflict of interest consistent with the advisory agreement, the plan documents and ERISA.  Depending upon the circumstances, the conflict may be resolved by voting the proxies (i) in accordance with the ERISA plan’s pre-determined proxy voting policy, (ii) based upon the recommendations of an independent third party (for example, a proxy voting service) appointed by the named fiduciary, (iii) based upon the recommendations of an independent plan fiduciary, or (iv) based upon the directions of the named fiduciary, accompanied, where necessary, by appropriate amendment(s) of the plan documents and/or the advisory agreement.

1.8	Reporting

TT shall periodically report to the Boards of TT managed funds as to actions taken in accordance with this policy in relation to securities held for the account of  such funds, and to other clients as may be required by applicable laws or contracts.

TT will provide clients with a copy of this policy promptly upon request.  Clients may obtain information on how the client’s proxies were voted by contacting TT’s Client Services Department (Peter Curry, telephone +44 20 7509 1188).

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APPENDIX B

DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc. Long-Term Obligation Ratings:

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:  judged to be of the highest quality, with minimal credit risk.  Aa: judged to be of high quality and are subject to very low credit risk.  A: considered upper-medium grade and are subject to low credit risk.  Baa: subject to moderate credit risk and considered medium-grade (i.e., may possess certain speculative characteristics).  Ba:  judged to have speculative elements and are subject to substantial credit risk.  B: considered speculative and are subject to high credit risk.  Caa:  judged to be of poor standing and are subject to very high credit risk.  Ca:  highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.  C: the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Excerpts from Standard & Poor’s Corporation Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on the following considerations: Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; Nature of and provisions of the obligation; Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.

AAA: highest rating assigned by Standard & Poor’s; the obligor’s capacity to meet its financial commitment on the obligation is extremely strong.  AA: differs from the highest-rated obligations only to a small degree; the obligor’s capacity to meet its financial commitment on the obligation is very strong.  A: somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories; however, the obligor’s capacity to meet its financial commitment on the obligation is still strong.  BBB: exhibits adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C:  Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.  BB: less vulnerable to nonpayment than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  B: more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.  CCC: currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.  CC: currently highly vulnerable to nonpayment.  C: currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.  D: payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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B-1

Plus(+) or Minus(-):  The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Excerpts from Fitch Ratings Corporate Finance Obligations — Long-Term Rating Scales:

Ratings of individual securities or financial obligations of a corporate or sovereign issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment.

The relationship between issuer and obligation scale assumes an historical average recovery of between 30%–50% on the obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR. The difference between issuer and obligation rating reflects expectations of the recovery prospects for each class of obligation, relative to this implied historical average of 30%–50%. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA: Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.  AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.  A: High credit quality.  ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.  BBB: Good credit quality.  ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.  ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.  B: Highly speculative.  ‘B’ ratings indicate that material credit risk is present.  CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.  CC: Very high levels of credit risk.  ‘CC’ ratings indicate very high levels of credit risk.  C: Exceptionally high levels of credit risk.  ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ rating category, or to ratings in the categories below ‘B’.

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B-2

[LKCM Aquinas Funds logo]
[Let Strong Catholic Values Drive Your Investment Decisions]

PROSPECTUS

May 1, 2010
[LKCM Aquinas Funds logo]

Fixed Income Fund	Value Fund	Growth Fund	Small Cap Fund
(AQFIX)	(AQEIX)	(AQEGX)	(AQBLX)

LKCM Aquinas Funds follow the socially responsible investing guidelines set forth by the United States Conference of Catholic Bishops to incorporate Catholic Values into the investment process.

www.aquinasfunds.com

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

LKCM Aquinas Small Cap Fund

Investment Objective: The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees(1)	0.25%
Other Expenses	2.43%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	3.69%
Fee Waiver and/or Expense Reimbursement(3)	-2.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)	1.51%
(1)   Under the LKCM Funds Adviser Class Distribution Plan, the Fund may pay up to 1.00% of its average daily net assets for distribution and other services.  The Board of Trustees has authorized payment of only 0.25% under this plan for the Fund.
(2)  Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds (“Acquired Fund(s)”).   The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
(3)  Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2011 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.50%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$154	$927	$1,722	$3,800

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

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The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock market and cause a decline in the value of your investment in the Fund.

•
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantage to do so.

•
Portfolio Turnover Risk – To the extent that the Fund’s strategies lead it to buy and sell securities more actively than other funds, the Fund could have higher expenses, including increased brokerage commission cost, which would reduce shareholder returns.  A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  Equity securities held by the Fund may decline in value or not increase in value when the stock market in general is rising.

•
Stock Selection Risk – Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

•
Small-Cap Risk – The Fund may invest in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

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Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
18.68%	2nd quarter, 2009
-27.30%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	Since Inception (July 11, 2005)
Return Before Taxes	30.27%	-1.05%
Return After Taxes on Distributions	30.27%	-1.11%
Return After Taxes on Distributions and Sale of Fund Shares	19.68%	-0.88%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17%	0.07%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	34.50%	1.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since Inception
J. Luther King, Jr., CFA	Principal, President and Portfolio Manager	Since Inception
Jonathan B. Deweese, CFA	Analyst	Since 2010
Benjamin M. Cowan, CFA	Analyst	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-423-6369.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $500.

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Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Aquinas Value Fund

Investment Objective:  The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees(1)	0.25%
Other Expenses	0.50%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	1.66%
Fee Waiver and/or Expense Reimbursement(3)	-0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)	1.51%
 (1)  Under the LKCM Funds Adviser Class Distribution Plan, the Fund may pay up to 1.00% of its average daily net assets for distribution and other services.  The Board of Trustees has authorized payment of only 0.25% under this plan for the Fund.
  (2)   Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds (“Acquired Fund(s)”).   The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
(3)  Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2011 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.50%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$154	$509	$888	$1,953

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities of companies which the Adviser believes to be undervalued relative to a company’s earnings.  The Adviser’s primary strategy in managing the Fund is to select securities that generally have below average price to earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market.

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The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock market and cause a decline in the value of your investment in the Fund.

•
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantage to do so.

•
Portfolio Turnover Risk – To the extent that the Fund’s strategies lead it to buy and sell securities more actively than other funds, the Fund could have higher expenses, including increased brokerage commission cost, which would reduce shareholder returns.  A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  Equity securities held by the Fund may decline in value or not increase in value when the stock market in general is rising.

•
Stock Selection Risk – Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

•
Value Investing Risk – The Fund may incorrectly assess the value of portfolio companies or stocks selected for the Fund may not reach their anticipated full value.  In addition, value funds may not perform as well as other funds when this style is out of favor with investors.

•
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

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Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best and Worst Quarterly Returns
16.73%	2nd quarter, 2009
-27.46%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	Since Inception (July 11, 2005)
Return Before Taxes	32.94%	1.64%
Return After Taxes on Distributions	32.91%	1.08%
Return After Taxes on Distributions and Sale of Fund Shares	21.45%	1.47%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	19.69%	-1.03%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	24.96%	0.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Paul W. Greenwell	Principal, Vice President and Portfolio Manager	Since Inception
James B. Orser, CFA, CPA	Vice President and Portfolio Manager	Since 2010
Michael C. Yeager, CFA, CPA	Director of Research	Since 2010
R. Todd Truitt, CFA	Analyst	Since 2010

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Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-423-6369.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $500.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Aquinas Growth Fund

Investment Objective:  The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees(1)	0.25%
Other Expenses	0.51%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	1.67%
Fee Waiver and/or Expense Reimbursement(3)	-0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)	1.51%
 (1)  Under the LKCM Funds Adviser Class Distribution Plan, the Fund may pay up to 1.00% of its average daily net assets for distribution and other services.  The Board of Trustees has authorized payment of only 0.25% under this plan for the Fund.
  (2)   Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds (“Acquired Fund(s)”).   The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
(3)  Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2011 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.50%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$154	$511	$892	$1,963

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances in securities that the Adviser believes generally have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, underleveraged balance sheets and potential for above-average capital appreciation.

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The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock market and cause a decline in the value of your investment in the Fund.

•
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantage to do so.

•
Portfolio Turnover Risk – To the extent that the Fund’s strategies lead it to buy and sell securities more actively than other funds, the Fund could have higher expenses, including increased brokerage commission cost, which would reduce shareholder returns.  A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  Equity securities held by the Fund may decline in value or not increase in value when the stock market in general is rising.

•
Stock Selection Risk – Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

•
Growth Investing Risk – The Fund may incorrectly assess a company’s potential for growth and the company does not grow as anticipated.  In addition, growth funds may not perform as well as other funds when this style is out of favor with investors.

•
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

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Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
14.64%	3rd quarter, 2009
-21.47%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	Since Inception (July 11, 2005)
Return Before Taxes	30.02%	0.10%
Return After Taxes on Distributions	30.02%	-0.24%
Return After Taxes on Distributions and Sale of Fund Shares	19.51%	0.08%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.75%
Lipper Large Cap Growth Funds Index (reflects no deduction for taxes)	38.50%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
James B. Orser, CFA, CPA	Vice President and Portfolio Manager	Since Inception
Paul W. Greenwell	Principal, Vice President and Portfolio Manager	Since 2010
James J. Kerrigan, CFA	Analyst	Since 2010
David M. Lehmann, CFA	Analyst	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-423-6369.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $500.

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Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Aquinas Fixed Income Fund

Investment Objective:  The Fund seeks current income, while incorporating Catholic values investing principles in the investment process.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees(1)	0.00%
Other Expenses	1.19%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	1.80%
Fee Waiver and/or Expense Reimbursement(3)	-0.99%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)	0.81%
  (1)     Under the LKCM Funds Adviser Class Distribution Plan, the Fund may pay up to 1.00% of its average daily net assets for distribution and other services.  The Board of Trustees has authorized payment of only 0.25% under this plan for the Fund.
 (2)  Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds (“Acquired Fund(s)”).   The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
(3)  Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2011 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.80%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$83	$470	$882	$2,034

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and government fixed income securities.  The Fund typically invests in bonds with short-to intermediate-term maturities (those with maturities from one to ten years) issued by corporations, the U.S. Government, agencies or instrumentalities of the U.S. Government and cash equivalent securities.  Investment grade debt securities are considered to be those rated within the four highest ratings assigned by nationally recognized statistical rating organizations.

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The Fund seeks to maintain a dollar-weighted average expected maturity between three and 10 years under normal market and economic conditions.  The expected maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position.  The average expected maturity may be less than three years if the Adviser believes a temporary, defensive posture is appropriate.

The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, government and government agency securities, zero coupon bonds, floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and repurchase agreements. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions.  The Fund generally intends to purchase securities that are rated investment grade at the time of its purchase. If an issue of securities is downgraded, the Adviser will consider whether to continue to hold the obligation.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock market and cause a decline in the value of your investment in the Fund.

•
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantage to do so.

•
Portfolio Turnover Risk – To the extent that the Fund’s strategies lead it to buy and sell securities more actively than other funds, the Fund could have higher expenses, including increased brokerage commission cost, which would reduce shareholder returns.  A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Interest Rate Risk – Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise.

•
Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

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Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with an index that tracks the performance of fixed-income debt securities and an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
3.83%	3rd quarter, 2009
-1.58%	2nd quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	Since Inception (July 11, 2005)
Return Before Taxes	10.51%	4.75%
Return After Taxes on Distributions	9.10%	3.21%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	3.15%
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.95%
Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)	11.73%	4.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.

Investment Adviser:  Luther King Capital Management Corporation.

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Portfolio Managers:

Name	Title	Experience with the Fund
Joan M. Maynard	Vice President and Portfolio Manager	Since Inception
Scot C. Hollmann, CFA	Principal, Vice President and Portfolio Manager	Since 2010
Mark L. Johnson, CFA	Vice President and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-423-6369.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $500.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

Small Cap
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Value
The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities of companies which the Adviser believes to be undervalued relative to a company’s earnings.  The Adviser’s primary strategy in managing the Fund is to select securities that generally have below average price to earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

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Growth
The Fund seeks to achieve its investment objective by investing under normal circumstances in securities that the Adviser believes generally have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, underleveraged balance sheets and potential for above-average capital appreciation.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants. The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Fixed Income
The Fund seeks to achieve its investment objective by investing under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and government fixed income securities.  The Fund typically invests in bonds with short-to intermediate-term maturities (those with maturities from one to ten years) issued by corporations, the U.S. Government, agencies or instrumentalities of the U.S. Government and cash equivalent securities.  Investment grade debt securities are considered to be those rated within the four highest ratings assigned by nationally recognized statistical rating organizations.

The Fund seeks to maintain a dollar-weighted average expected maturity between three and 10 years under normal market and economic conditions.  The expected maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position.  The average expected maturity may be less than three years if the Adviser believes a temporary, defensive posture is appropriate.

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The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, government and government agency securities, zero coupon bonds, floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and repurchase agreements. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions.  The Fund generally intends to purchase securities that are rated investment grade at the time of its purchase. If an issue of securities is downgraded, the Adviser will consider whether to continue to hold the obligation.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Each Fund has adopted a non-fundamental policy to notify its shareholders at least 60 days before it changes its 80% investment policy as described above.

DISCUSSION OF INVESTMENT APPROACH

Small Cap, Value, and
Growth Funds
Luther King Capital Management Corporation (“Adviser”) follows an equity investment approach grounded in the fundamental analysis of individual companies and comprised of two distinct but complementary components.  First, the Adviser seeks to identify high quality companies based on various financial and fundamental criteria.  Companies meeting these criteria will typically exhibit a number of the following characteristics:

	•	High profitability levels;
	•	Strong balance sheet quality;
	•	Competitive advantages;
	•	Prominent market share positions;
	•	Ability to generate excess cash flow after capital expenditures;
	•	Management with a meaningful ownership stake in the company;
and
	•	Undervaluation based upon various quantitative criteria.

The Adviser may also invest in companies whose assets the Adviser has determined are undervalued in the marketplace.  These include companies with tangible assets as well as companies that own valuable intangible assets.  As with the primary approach described above, both qualitative as well as quantitative factors are important criteria in the investment analysis.

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Fixed Income Fund
The Adviser’s fixed income investment approach concentrates primarily on investment-grade corporate and government issues with short and intermediate effective maturities.  The Adviser’s fixed income philosophy combines noncallable bonds for their offensive characteristics with callable bonds for their defensive characteristics in an attempt to enhance returns while controlling the level of risk.  The security selection process for noncallable corporate bonds is heavily credit-driven and focuses on the issuer’s earning and cash flow trends, its competitive positioning and the dynamics of its industry.

A second component of the Adviser’s fixed income philosophy is the identification of undervalued securities with a combination of high coupons and various early redemption features.  These defensive issues can offer high levels of current income with relatively limited price volatility due to the possibility that they will be retired by the issuer much sooner than the final maturity.  Callable bonds are used as alternatives to traditional short-term noncallable issues.  Maturity decisions are primarily a function of the Adviser’s macroeconomic analysis and are implemented utilizing intermediate maturity, noncallable securities.  Finally, the credit analysis performed by the Adviser on individual companies, as well as industries, is enhanced by the Adviser’s experience in the equity market.  The analytical effort concentrates on market leading, profitable, well-financed debt issuers.

ADDITIONAL INFORMATION REGARDING THE
PRINCIPAL RISKS OF INVESTING IN THE FUNDS

An investment in any of the Funds entails risks.  The Funds could lose money, or their performance could trail that of other investment alternatives.  The table below provides additional principal risks of investing in the Funds.  Following the table, each risk is explained.

	Small Cap Fund	Value Fund	Growth Fund	Fixed Income Fund
General Market Risk	X	X	X	X
Catholic Values Investing Risk	X	X	X	X
Inflation Risk	X	X	X	X
Recent Market Events	X	X	X	X
Stock Market Risk	X	X	X
Stock Selection Risk	X	X	X
Small Cap Risk	X
Small and Mid Cap Risk		X	X
Value Investing Risk		X
Growth Investing Risk			X
Portfolio Turnover Risk	X	X	X	X
Interest Rate Risk				X
Credit Risk				X
Temporary Investments Risk	X	X	X	X

General Market Risk:
Factors that affect the stock and bond markets include domestic and foreign economic growth or decline, interest rate levels and political events.  These factors may negatively affect the markets and, thus, an investment in any of the Funds may decline.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.

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Catholic Values Investing Risk:
Since the Adviser considers other factors in addition to traditional investment criteria when selecting portfolio securities, it may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

Inflation Risk:
Stocks and bonds may fall in value due to higher actual or anticipated inflation.  Further, a rapid increase in prices for goods and services may have an adverse effect on corporate profits and consumer spending, which also may result in lower stock and bond values.

Recent Market Events:
In recent periods, U.S. and international markets have experienced dramatic volatility.  The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  As a result, many of the Funds’ other risks may be increased.  The U.S. government has taken numerous steps to alleviate these market conditions.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Funds.

Stock Market Risk:
Funds that invest in equity securities are subject to stock market risks and significant fluctuations in price.  If the stock market declines in value, a Fund is likely to decline in price.  Decreases in the price of stocks are generally greater than for bonds or other debt investments. Risks of investing in equity securities also include that a company may not perform as anticipated due to a variety of factors such as poor management, weak demand for its products or less than anticipated earnings.

Stock Selection Risk:	Stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising.

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Small Cap Risk:
Small capitalization companies may not have the size, resources or other assets of mid or large capitalization companies.  These small capitalization companies may be subject to greater market risks and fluctuations in value than mid or large capitalization companies and may not correspond to changes in the stock market in general.

Small and Mid Cap Risk:
Small and mid capitalization companies may not have the size, resources and other assets of large capitalization companies.  These small and mid capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Value Investing Risk:
There is a risk that the Adviser may be incorrect in its assessment of a company’s value and the stocks selected do not reach what the Adviser believes is their full value.  In addition, value funds may not perform as well as other funds when this style is out of favor with investors.

Growth Investing Risk:
There is a risk that the Adviser may be incorrect in its assessment of a company’s potential for growth and the company does not grow as anticipated.  In addition, growth funds may not perform as well as other funds when this style is out of favor with investors.

Portfolio Turnover Risk:
To the extent the Fund’s strategies lead it to buy and sell securities more actively than many funds, the Fund could have higher expenses, including increased brokerage commission cost, which would reduce shareholder returns.  A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

Interest Rate Risk:
The market values of fixed income securities are inversely related to actual changes in interest rates.  When interest rates rise, the market value of the Fund’s fixed income securities will decrease.  If this occurs, the Fund’s net asset value may also decrease.  Moreover, the longer the remaining maturity of a fixed income security, the greater the effect of interest rate changes on the market value of the security.

Credit Risk:
If issuers of fixed income securities in which the Fund invests experience unanticipated financial problems, the issue is likely to decline in value.  In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal.

Temporary Investments Risk:
To respond to adverse market, economic, political or other conditions, the Funds may invest in time deposits, commercial paper, certificates of deposits, short term corporate and government obligations, repurchase agreements and bankers’ acceptances.  To the extent that a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

PORTFOLIO HOLDINGS INFORMATION

The Funds make available their top ten and complete portfolio holdings on their website home page at www.aquinasfunds.com on a quarterly basis.  The top ten and complete portfolio holdings information is available no earlier than 10 and 30 days after the end of the calendar quarter, respectively, and will remain available through at least the end of the current quarter.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.  The Statement of Additional Information is available by contacting the Funds at 1-800-423-6369 or at www.aquinasfunds.com.

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MANAGEMENT

INVESTMENT ADVISER

Luther King Capital Management Corporation (the “Adviser”), 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Funds.  The Adviser was founded in 1979 and provides investment management services to investment companies, employee benefit plans, endowment funds, foundations, trusts, and high net-worth individuals.  As of December 31, 2009, the Adviser had approximately $7.0 billion in assets under management.

Under an Investment Advisory Agreement with the Funds, the Funds pay the Adviser an advisory fee calculated by multiplying a quarterly rate (equal on an annual basis to the percentages shown below under “Contractual Fee”) by the Fund’s average daily net assets during the quarter.  The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses through April 30, 2011 to the extent necessary to keep the total operating expenses from exceeding the respective caps also shown as a percentage of average daily net assets.

The advisory fees and expense caps for the fiscal year ended December 31, 2009 were as follows:

	Contractual Advisory Fee	Advisory Fee Actually Charged	Expense Cap
Small Cap Fund	1.00%	0%*	1.50%
Value Fund	0.90%	0.75%	1.50%
Growth Fund	0.90%	0.74%	1.50%
Fixed Income Fund	0.60%	0%*	0.80%
*The Adviser voluntarily waived its advisory fee and absorbed expenses to limit the total annual fund operating expenses of the Small Cap Fund to 1.50% and the Fixed Income Fund to 0.80%.

Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the applicable Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed.

PORTFOLIO MANAGERS

J. Luther King, Jr., CFA, is a member of the investment team responsible for the LKCM Aquinas Small Cap Fund.  Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979.  Mr. King graduated with a Bachelor of Science and a Masters of Business Administration from Texas Christian University.

Steven R. Purvis, CFA, is the lead portfolio manager of the LKCM Aquinas Small Cap Fund and oversees the investment team responsible for the LKCM Aquinas Small Cap Fund.  Mr. Purvis has been a Vice President and Portfolio Manager of the Adviser since 1996 and Principal since 2004.  Mr. Purvis graduated with a Bachelor of Science in Business Administration from the University of Missouri and a Masters of Business Administration from the University of Missouri – Kansas City.

Paul W. Greenwell is the lead portfolio manager of the LKCM Aquinas Value Fund and oversees the investment team responsible for the LKCM Aquinas Value Fund.  Mr. Greenwell is also a member of the investment team responsible for the LKCM Aquinas Growth Fund.  Mr. Greenwell has been a Vice President and Portfolio Manager of the Adviser since 1983 and Principal since 1986.  Mr. Greenwell graduated with a Bachelor of Science from the University of Missouri.

James B. Orser, CFA, CPA, is the lead portfolio manager of the LKCM Aquinas Growth Fund and oversees the investment team responsible for the LKCM Aquinas Growth Fund.  Mr. Orser is also a member of the investment team responsible for the LKCM Aquinas Value Fund.  Mr. Orser has been a Vice President and Portfolio Manager of the Adviser since 1999.  Mr. Orser graduated with a Bachelor of Science from Montana State University and a Masters of Business Administration from Boston University.

Joan M. Maynard is the lead portfolio manager of the LKCM Aquinas Fixed Income Fund and oversees the investment team responsible for the LKCM Aquinas Fixed Income Fund.  Ms. Maynard has been a Vice President and Portfolio Manager of the Adviser since 1991 and employed by the Adviser since 1986.  Ms. Maynard graduated with a Bachelor of Business Administration from the University of Texas at San Antonio and a Masters of Business Administration from Texas Christian University.

Jonathan B. Deweese, CFA, is a member of the investment team responsible for the LKCM Aquinas Small Cap Fund.  Mr. Deweese has been an Analyst with the Adviser since 2003.  Mr. Deweese graduated with a Bachelor of Science from the University of Arkansas and a Masters of Business Administration from the University of Texas.

Benjamin M. Cowan, CFA, is a member of the investment team responsible for the LKCM Aquinas Small Cap Fund.  Mr. Cowan has been an Analyst with the Adviser since 2005.  Mr. Cowan graduated summa cum laude with a Bachelor of Business Administration in Finance and Accounting at Texas Christian University.

Michael C. Yeager, CFA, CPA, is a member of the investment team responsible for the LKCM Aquinas Value Fund.  Mr. Yeager has been Director of Research of the Adviser since 2001.  Mr. Yeager graduated with a Bachelor of Business Administration and a Masters of Business Administration from Texas Christian University.

R. Todd Truitt, CFA, is a member of the investment team responsible for the LKCM Aquinas Value Fund.  Mr. Truitt has been an Analyst with the Adviser since 2001.  Mr. Truitt graduated with a Bachelor of Business Administration from Texas Christian University.

James J. Kerrigan, CFA, is a member of the investment team responsible for the LKCM Aquinas Growth Fund.  Mr. Kerrigan has been an Analyst with the Adviser since 1996.  Mr. Kerrigan graduated cum laude with a Bachelor of Science from the University of Alabama at Birmingham.

David M. Lehmann, CFA, is a member of the investment team responsible for the LKCM Aquinas Growth Fund.  Mr. Lehmann has been an Analyst with the Adviser since 2003.  Mr. Lehmann graduated with a Bachelor of Science from the University of Oklahoma and a Masters of Business Administration from Southern Methodist University.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities of the Funds.

DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares.

DISTRIBUTION PLAN

The Funds have adopted an Adviser Class distribution plan under Rule 12b-1 of the Investment Company Act of 1940 (the “Distribution Plan”) that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders.  The Distribution Plan authorizes each Fund to pay up to 1.00% of average daily net assets for distribution and other services.  Also, the plan allows each Fund to finance activities that promote the sale of Fund shares such as printing prospectuses and reports and preparing and distributing advertising material and sales literature with Fund assets.  Currently, the Board of Trustees has authorized a fee of 0.25% of the average daily net assets of each Fund under the Distribution Plan (other than the Fixed Income Fund).  Because the fees are paid out of each Fund’s assets on an ongoing basis, the fees paid can increase the cost of your investment and could cost you more than paying other types of sales charges.

PURCHASE OF SHARES

You may purchase shares of each Fund at the net asset value (“NAV”) per share next determined after receipt of the purchase order. Each Fund determines NAV as of the close of normal trading of the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time) each day that the NYSE is open for business.

INITIAL INVESTMENTS

The Funds are offered for purchase through financial intermediaries who have entered into agreements with the Funds’ distributor, directly from LKCM Funds and from certain other distribution channels.

Through Your Financial Adviser.  You may invest in shares of a Fund by contacting your financial adviser.  Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives.  Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

The Funds have authorized certain broker-dealers to receive on their behalf purchase and redemption orders of Fund shares.  These broker-dealers may designate intermediaries to receive Fund orders.  The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee receives such orders.  All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer, its designee or the Transfer Agent.

By Mail.  You may open an account by completing and signing an Account Registration Form, and mailing it, together with a check ($2,000 minimum initial investment) payable to LKCM Funds. Your order will not be accepted until the completed Account Registration Form is received by the Funds or the Transfer Agent.

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By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Fund name c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The LKCM Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

Once a Fund receives and accepts your Account Registration Form in the mail, your payment for shares will be credited to your account at the NAV per share of the Fund next determined after receipt.  If you purchase shares using a check and soon after make a redemption request, the Funds will honor the redemption request at the next determined NAV, but will not send you the proceeds until your purchase check has cleared (usually within 15 days).  The Funds will not accept payment in cash or money orders.  Cashier’s checks in amounts of less than $10,000 will not be accepted.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Payment should be made in U.S. dollars drawn on a U.S. bank, savings and loan or credit union.  If your bank does not honor your check, you could be liable for any loss sustained by the LKCM Funds, as well as a service charge imposed by the Transfer Agent in the amount of $25.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Registration Form as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Registration Form, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-423-6369 if you need additional assistance when completing your Account Registration Form.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

By Wire. You may purchase shares of a Fund by wiring federal funds ($2,000 minimum).  If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed Account Registration Form.  You can mail or overnight deliver your Account Registration Form to the Transfer Agent.  Upon receipt of your completed Account Registration Form, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  The wire must be received by 4:00 P.M. (Eastern time) in order to receive the same day’s NAV.  Your bank must include both the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to LKCM Funds
     [Name of Fund]
     [Shareholder account number]

Federal fund purchases will be accepted only on a day on which the Funds and the custodian are open for business.  The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

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SUBSEQUENT INVESTMENTS

By Mail or Wire.  You may make additional investments at any time (minimum subsequent investment $500) by mailing a check payable to LKCM Funds to the address noted in the section entitled “Initial Investments  By Mail.”  Additional investments may also be made by wire.  Before sending your wire, please contact the Transfer Agent at 1-800-423-6369 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  Instruct your bank to wire monies as outlined above.

By Telephone.  To make additional investments by telephone, you must check the appropriate box on your Account Registration Form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Funds toll free at 1-800-688-LKCM to move money, in the amount of $500 or more, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  Shares of a Fund will be purchased in your account at the NAV next determined after your order is placed.

AUTOMATIC INVESTMENT PROGRAM

The Automatic Investment Program (the “Program”) permits investors that own shares of a Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.  This Program provides a convenient method to have monies deducted from your checking or savings account, for investment into a Fund, on a monthly or quarterly basis.  Only bank accounts held at domestic institutions that are ACH members may be used for this option.  If you wish to change the amount of your investment or to terminate the Program, please contact the Transfer Agent five days prior to the effective date.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned.  To establish the Program, an investor must complete the appropriate sections of the Account Registration Form.  For additional information on the Program, please call 1-800-423-6369.

RETIREMENT PLANS

The Funds make available individual retirement accounts (“IRAs”), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA “Rollover Accounts,” offered by U.S. Bancorp Fund Services, LLC.  Detailed information on these plans is available by calling the Funds at 1-800-423-6369 (option 1).  Investors should consult with their own tax advisers before establishing a retirement plan.

OTHER PURCHASE INFORMATION

Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.

Purchases of each Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places.  In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder.  Certificates for fractional shares will not be issued.

HOUSEHOLDING

In an effort to decrease costs, the Funds may reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If implemented, and if you would like to discontinue householding for your accounts, please call toll-free at 1-800-688-LKCM to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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MARKET TIMING POLICY

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing.  Market timing transactions include trades in mutual fund shares that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings – for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible.  Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.

The Funds are typically intended for long-term investing.  Market timing by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent market timing activities in the Funds.  To discourage market timing, the Funds charge a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase (except on shares held in separate accounts of the Adviser).  In addition, a Fund will temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the Funds believe have engaged in market timing practices and which may have an adverse impact on the Funds.  The Funds will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the Funds, uses the exchange privilege excessively.

The Funds and/or the Adviser monitor for market timers and attempt to detect abusive trading practices.  The criteria and techniques may change from time to time as determined by the Funds or the Adviser.  The Transfer Agent will reject any purchase or exchange order, in whole or in part, including trading that the Funds or the Adviser believe may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Funds.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the efforts of the Funds or the Adviser will identify all trades or trading practices that may be considered abusive.  In addition, the ability of the Funds or the Adviser to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries may be limited.  However, the Funds and the Adviser attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into agreements with certain financial intermediaries that generally require them to provide the Funds with information concerning those individual shareholders involved in any such aggregated trades.  For those financial intermediaries with whom the Funds have not entered into such agreements, the Funds treat such intermediaries as individual shareholders for purposes of the Funds market timing and redemption fee policies.  However, there can be no assurance that the Funds or the Adviser will be able to detect and prevent abusive trading in accounts maintained by financial intermediaries through the foregoing measures or otherwise.

EXCHANGING SHARES

You may exchange all or a portion of your investment from one Fund to another.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  In addition, exchanges of shares held for less than 30 days will be subject to a 1.00% redemption fee (see the section entitled “Redemption of Shares – 30-Day Redemption Fee” for additional information).  The Transfer Agent charges a $5.00 fee for each exchange via telephone.  Call the Funds to learn more about exchanges.

Please Note: The Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt the Funds’ performance and shareholders.  Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively.  The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

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REDEMPTION OF SHARES

You may redeem shares of the Funds by contacting your financial advisor, by mail or, if authorized, by telephone or wire.  The Funds do not charge a fee for making redemptions, except with respect to wire redemptions or redemptions made within 30 days of purchase.

By Mail.  You may redeem your shares by mailing a written request to:

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Fund name c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

After your request is in “good order,” the Fund will redeem your shares at the next NAV.
To be in “good order,” redemption requests must include the following documentation:

(a)	The share certificates, if issued;

(b)
A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

(c)	Any required signature guarantees; and

(d)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans, and other organizations.

Signature Guarantees.  To protect your account, LKCM Funds and U.S. Bancorp Fund Services, LLC from fraud, signature guarantees are required to enable the Funds to verify the identity of the person that has authorized a redemption from an account.  Signature guarantees are required for (1) redemptions where the proceeds are payable or sent to any person, address or bank account not on record, (2) share transfer requests and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 days.   In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP).  A notary public is not an acceptable signature guarantor.  Please contact LKCM Funds at 1-800-423-6369 (option 1) for further details.

By Telephone.  If you indicated on your Account Registration Form or have subsequently arranged in writing to do so, you may redeem shares by calling the Funds.  You may have the redemption proceeds mailed by check to the primary registration address or wired directly to your bank. You may also have your proceeds sent via electronic funds transfer through the ACH network to your predetermined bank account.  Other redemption fees may be applicable. See the section titled “Other Redemption Information” below.  The Transfer Agent imposes a $15.00 fee for each wire redemption. There is no charge for an electronic funds transfer, however the funds may not be available for 2-3 days.  The redemption proceeds will be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the Funds. No telephone redemptions may be made within 15 days of any address change.

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If you would like to arrange for redemption by wire, ACH, or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Funds at the address listed in the section entitled “Redemption of Shares  By Mail.”  The investor must sign such requests.  Further documents and signature verifications may be required.

The Funds reserve the right to refuse a wire or telephone redemption. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time.  The Funds and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine.  In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.  To the extent that the Funds fail to use reasonable procedures as a basis for their belief, they may be liable for instructions that prove to be fraudulent or unauthorized.  Once a telephone transaction has been placed, it cannot be canceled or modified.

30-Day Redemption Fee. If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee.  This fee will be deducted from the proceeds of your redemption.  For purposes of applying the fee, the first day of the holding period is trade date plus one.  The holding period will be determined on a “first-in, first-out” basis, meaning the Fund shares purchased first will be redeemed first.  Shares of the Funds held in accounts separately managed by the Adviser will not be subject to the redemption fee.  However, transactions in shares of the Funds by financial intermediaries with whom the Funds do not have information sharing agreements in place may be subject to the redemption fee.  The redemption fee is retained by the Funds for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends, or to shares purchased through the Automatic Investment Program.  Furthermore, the redemption fee will not apply to shares held in accounts of certain retirement plans, profit sharing plans or tax favored savings plans.

Other Redemption Information.  Payment of the redemption proceeds will normally be made within seven calendar days after receipt of a redemption request in “good order.”  Redemption proceeds for shares of the Funds purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen calendar days.   Shareholders can avoid this delay by utilizing the wire purchase option.

Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000. You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.

The Funds may suspend the right of redemption or postpone the date at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

The Funds have reserved the right to redeem in kind (i.e., in securities) any redemption request during any 90-day period in excess of the lesser of:  (i) $250,000 or (ii) 1% of a Fund’s NAV being redeemed.  If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you.

TRANSFER OF REGISTRATION

The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701.  As in the case of redemptions, the written request with signature guaranteed must be received in “good order.”

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VALUATION OF SHARES

Calculation of Net Asset Value. The net asset value (“NAV”) per share is computed by dividing the total value of the investments and other assets of a Fund, less any liabilities, by the total outstanding shares of the Fund.  The NAV per share is determined as of the close of normal trading on the NYSE (generally 4:00 p.m. Eastern time) on each day that the NYSE is open for business.  NAV is not determined on days the NYSE is closed.  The NYSE is closed on weekends and most national holidays.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by a Fund.  A Fund’s NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption.  In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.

Fair Value Procedures for the Funds. The trading hours for most foreign securities end prior to the close of the NYSE, generally the time the Funds’ NAVs are calculated.  The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate their NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Funds’ NAVs in advance of the time as of which NAV is calculated.

The Board of Trustees has also established procedures that permit the Adviser to fair value securities under certain circumstances, including if the value of a security is materially affected by an event occurring after its close of trading, if reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value.  The Funds may also fair value a security if the Funds or the Adviser believe that the market price is stale.  In addition, the Funds may use independent pricing services to assist in pricing portfolio securities.

There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAVs.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

The Small Cap, Growth and Value Funds intend to declare and pay income dividends at least on an annual basis.  The Fixed Income Fund intends to declare and pay income dividends on a quarterly basis.  The Funds intend to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis.  The Funds may make an additional distribution, if necessary, to avoid income or excise taxes.  Dividends and other distributions, if any, will automatically be paid in additional shares of the Funds unless the shareholder elects otherwise.  Such election must be made in writing to the Funds.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Funds’ then current NAV and to reinvest all subsequent distributions.

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TAXES

Dividends, whether paid in cash or reinvested in additional shares, from a Fund’s net investment income, net realized short-term capital gains over net realized long-term capital losses and net gains from certain foreign currency transactions, if any, will be taxable to shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except that a Fund’s dividends attributable to “qualified dividend income” (i.e., dividends received on stock of most U.S. and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) generally will be subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid.  A portion of a Fund’s dividends—not exceeding the aggregate dividends it receives from domestic corporations only—also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions.  However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.  There can be no assurance as to what portion, if any, of a Fund’s distributions will constitute qualified dividend income or be eligible for the dividends-received deduction.

Distributions of net capital gain (that is the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if a Fund makes a certain election, any such excess that is retained by the Fund), will be taxable as long-term capital gain and also will be subject to a 15% maximum federal tax rate for individual shareholders; capital gain distributions to corporate shareholders will remain subject to federal income tax at a maximum rate of 35%.  The 15% maximum rate of federal income tax on individuals’ net capital gain, as well as the special rules relating to “qualified dividend income” described above, generally applies only through the last taxable year beginning before January 1, 2011.  The classification of a capital gain distribution or retained capital gains (and, consequently, the applicable tax rate) is determined by the length of time that a Fund has held the securities that generated the gain and not the length of time you have held shares in such Fund.  Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by the Funds.

Any dividends and other distributions a Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year.  If you purchase shares of a Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

When a shareholder redeems shares of a Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the shares.  Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above.  In addition, if Fund shares are bought within 30 days before or after selling other Fund shares at a loss, all or a portion of the loss will be deferred and will increase the basis of the newly purchased shares.

Each Fund is required by federal law to withhold and remit to the U.S. Treasury 28% of reportable payments (which includes dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other non-corporate shareholders who fail to certify the taxpayer identification number furnished to the Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate also is required from each Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly; or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

Dividends and other distributions each Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.

The foregoing summarizes some of the important income tax considerations generally affecting each Fund and its shareholders.  Potential investors in the Funds should see the SAI for further information regarding the tax effects of investing in the Funds and consult their tax advisers with specific reference to their own tax situation.

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INDEX DESCRIPTIONS

The Barclays Capital U.S. Intermediate Government/Credit Bond Index (formerly known as the Lehman Brothers Intermediate Government/Credit Bond Index) is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index.  Securities included in the index must meet the following criteria:  fixed as opposed to variable rate; remaining maturity of one to ten years; minimum outstanding par value of $250 million; rated investment grade or higher by Moody’s Investors Service or equivalent; must be dollar denominated and non-convertible; and must be publicly issued.  A direct investment in an index is not possible.

The Lipper Large-Cap Growth Funds Index is an index of large cap growth mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Large-Cap Value Funds Index is an index of large cap value mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Small-Cap Core Funds Index is an index of small cap core mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Short Intermediate Investment-Grade Debt Funds Index is an index of short intermediate investment grade mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  A direct investment in an index is not possible.

The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.  A direct investment in an index is not possible.

The Russell 2000 Index is an unmanaged index comprised of the smallest 2,000 companies in the Russell 3000 Index, representing approximately 10% of the Russell 3000 Index total market capitalization.  The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  As of February 28, 2010, the average market capitalization of the Russell 2000 Index was approximately $1.03 billion.  A direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The LKCM Aquinas Fixed Income Fund, LKCM Aquinas Value Fund, LKCM Aquinas Growth Fund and LKCM Aquinas Small Cap Fund commenced operations on July 11, 2005.  The Funds adopted the financial history of predecessor funds, which were acquired by the Funds on July 11, 2005.  The financial highlights tables are intended to help you understand the financial performance of the Funds and the predecessor funds for the past 5 years.  Certain information reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions).  This information, for the fiscal years ended December 31, 2009, 2008 and 2007, has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report for the year ended December 31, 2009, which is available free of charge upon request.  Another independent registered public accounting firm audited the information for the other years.

	LKCM AQUINAS SMALL CAP FUND
	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Year Ended December 31, 2006		Year Ended December 31, 2005(1)

Net Asset Value, Beginning of Period	$4.03		$6.47		$6.58		$5.82		$5.66

Net investment loss	(0.04	)(2)	(0.04	)(2)	(0.03	)(3)	(0.04	) (3)	(0.07	) (3)
Net realized and unrealized gain (loss) on investments	1.26		(2.40)		0.04		0.80		0.23
Total from investment operations	1.22		(2.44)		0.01		0.76		0.16
Distributions from net realized gains	-		(0.00	)(4)	(0.12)				

Net Asset Value, End of Period	$5.25		$4.03		$6.47		$6.58		$5.82

Total Return	30.27%		(37.64)%		0.08%		13.06%		2.83%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$5,265		$3,403		$10,790		$10,957		$7,064
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	3.68%		2.91%		2.18%		2.32%		2.65%
After expense waiver and/or reimbursement	1.50%		1.50%		1.50%		1.50%		1.73	%(5)
Ratio of net investment loss to average net assets:
Before expense waiver and/or reimbursement	(3.03)%		(2.11)%		(1.18)%		(1.53)%		(2.09)%
After expense waiver and/or reimbursement	(0.85)%		(0.70)%		(0.50)%		(0.71)%		(1.17)%
Portfolio turnover rate	66%		91%		66%		91%		148%

(1)  The financial highlights set forth herein include the historical financial highlights of the Aquinas Small Cap Fund.  The assets of the Aquinas Small-Cap Fund were acquired by the LKCM Aquinas Small Cap Fund on July 11, 2005.  At the time of the reorganization, the Adviser also changed from Aquinas Investment Advisers, Inc. to Luther King Capital Management Corporation.
(2) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3) Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to considerations of adjustments for permanent book and tax differences.
(4)  Less than $(0.005).
(5)  The LKCM Aquinas Small Cap Fund implemented a voluntary expense cap of 1.50% effective July 11, 2005.

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	LKCM AQUINAS VALUE FUND
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005(1)

Net Asset Value, Beginning of Period	$8.15	$13.07	$13.71	$12.24	$11.77

Net investment income	0.02	0.04	0.10	0.07	0.04
Net realized and unrealized gain (loss)on investments	2.67	(4.92)	1.01	1.95	0.44
Total from investment operations	2.69	(4.88)	1.11	2.02	0.48

Dividends from net investment income	(0.02)	(0.04)	(0.10)	(0.11)	(0.01)
Distributions from net realized gains			(1.65)	(0.44)	
Total dividends and distributions	(0.02)	(0.04)	(1.75)	(0.55)	(0.01)

Net Asset Value, End of Period	$10.82	$8.15	$13.07	$13.71	$12.24

Total Return	32.94%	(37.34)%	8.05%	16.51%	4.13%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$36,536	$25,184	$37,436	$39,826	$42,690
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.65%	1.58%	1.49%	1.49%	1.55%
After expense waiver and/or reimbursement	1.50%	1.50%	1.49%	1.49%	1.52	%(2)
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	0.04%	0.28%	0.65%	0.44%	0.34%
After expense waiver and/or reimbursement	0.19%	0.36%	0.65%	0.44%	0.37%
Portfolio turnover rate	29%	70%	62%	47%	71%

(1)  The financial highlights set forth herein include the historical financial highlights of the Aquinas Value Fund.  The assets of the Aquinas Value Fund were acquired by the LKCM Aquinas Value Fund on July 11, 2005.  At the time of the reorganization, the Adviser also changed from Aquinas Investment Advisers, Inc. to Luther King Capital Management Corporation.
(2)  The LKCM Aquinas Value Fund implemented a voluntary expense cap of 1.50% effective July 11, 2005.

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	LKCM AQUINAS GROWTH FUND
	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006		Year Ended December 31, 2005(1)

Net Asset Value, Beginning of Period	$10.96		$16.38		$15.45	$15.61		$14.67

Net investment income (loss)	(0.04	) (2)	(0.05	) (2)	0.01	(0.06	) (2)	0.03
Net realized and unrealized gain (loss)on investments	3.33		(5.37)		1.97	0.03		1.31
Total from investment operations	3.29		(5.42)		1.98	(0.03)		1.34

Dividends from net investment income	--		(0.00	) (3)	(0.01)	--		(0.03)
Distributions from net realized gains	--		--		(1.04)	(0.13)		(0.37)
Total dividends and distributions	--		(0.00	)(3)	(1.05)	(0.13)		(0.40)

Net Asset Value, End of Period	$14.25		$10.96		$16.38	$15.45		$15.61

Total Return	30.02%		(33.07)%		12.75%	(0.22)%		9.15%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$34,071		$26,944		$42,073	$58,997		$74,606
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.66%		1.56%		1.47%	1.46%		1.51%
After expense waiver and/or reimbursement	1.50%		1.50%		1.47%	1.46%		1.51	%(4)
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	(0.46)%		(0.40)%		0.06%	(0.36)%		0.25%
After expense waiver and/or reimbursement	(0.30)%		(0.34)%		0.06%	(0.36)%		0.25%
Portfolio turnover rate	47%		67%		40%	73%		114%

(1)  The financial highlights set forth herein include the historical financial highlights of the Aquinas Growth Fund.  The assets of the Aquinas Growth Fund were acquired by the LKCM Aquinas Growth Fund on July 11, 2005.  At the time of the reorganization, the Adviser also changed from Aquinas Investment Advisers, Inc. to Luther King Capital Management Corporation.
(2) Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to considerations of adjustments for permanent book and tax differences.
(3) Less than $(0.005).
(4)  The LKCM Aquinas Growth Fund implemented a voluntary expense cap of 1.50% effective July 11, 2005.

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	LKCM AQUINAS FIXED INCOME FUND
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005(1)

Net Asset Value, Beginning of Period	$9.59	$9.86	$9.81	$9.84	$10.06

Net investment income	0.38	0.40	0.42 (2)	0.40	0.37
Net realized and unrealized gain (loss) on investments	0.62	(0.27)	0.15	(0.03)	(0.19)
Total from investment operations	1.00	0.13	0.57	0.37	0.18

Dividends from net investment income	(0.38)	(0.40)	(0.52)	(0.40)	(0.36)
Distributions from net realized gains	--	--	--	--	(0.04)
Total dividends and distributions	(0.38)	(0.40)	(0.52)	(0.40)	(0.40)
Net Asset Value, End of Period	$10.21	$9.59	$9.86	$9.81	$9.84
Total Return	10.51%	1.30%	5.95%	3.82%	1.75%

Ratio and Supplemental Data:
Net assets, end of period (thousands)	$12,328	$9,911	$9,233	$39,618	$42,782
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.79%	1.97%	1.46%	0.99%	1.11%
After expense waiver and/or reimbursement	0.80%	0.80%	0.80%	0.80%	0.93	%(3)
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	2.82%	2.93%	3.45%	3.73%	3.34%
After expense waiver and/or reimbursement	3.81%	4.10%	4.11%	3.92%	3.52%
Portfolio turnover rate	28%	20%	18%	24%	152%

(1)  The financial highlights set forth herein include the historical financial highlights of the Aquinas Fixed Income Fund.  The assets of the Aquinas Fixed Income Fund were acquired by the LKCM Aquinas Fixed Income Fund on July 11, 2005.  At the time of the reorganization, the Adviser also changed from Aquinas Investment Advisers, Inc. to Luther King Capital Management Corporation.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)  The LKCM Aquinas Fixed Income Fund implemented a voluntary expense cap of 0.80% effective July 11, 2005.

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LKCM Funds

For more information
You may obtain the following and other information on the LKCM Funds free of charge:

Statement of Additional Information (SAI) dated May 1, 2010
The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Funds’ policies and management.

Annual and Semi-Annual Reports to Shareholders
The annual and semi-annual reports provide the Funds’ most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the last fiscal year.

To receive any of these documents or make inquiries to the Funds:

By Telephone:
1-800-423-6369

By Mail:
LKCM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

On the Internet:
Text-only versions of Fund documents can be viewed online or downloaded free from the EDGAR database on the SEC’s Internet site at: http://www.sec.gov or from the Funds’ website at www.aquinasfunds.com.

From the SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102

publicinfo@sec.gov
1-202-551-8090

Investment Company Act File # 811-8352

Table of Contents - Aquinas Prospectus

LKCM FUNDS

LKCM AQUINAS VALUE FUND (AQEIX)
LKCM AQUINAS GROWTH FUND (AQEGX)
LKCM AQUINAS SMALL CAP FUND (AQBLX)
LKCM AQUINAS FIXED INCOME FUND (AQFIX)

301 COMMERCE STREET, SUITE 1600
FORT WORTH, TEXAS 76102

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of each of the above series of LKCM Funds (each a “Fund” and collectively the “Funds”) dated May 1, 2010, as such Prospectus may be supplemented or revised from time to time.  The Funds’ audited financial statements for the year ended December 31, 2009 are incorporated herein by reference to the Funds’ 2009 Annual Report.  A copy of the Prospectus and the Annual Report may be obtained without charge by calling the Funds at (800) 423-6369 or by visiting www.aquinasfunds.com.

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In deciding whether to invest in the Funds, you should rely on information in this Statement of Additional Information (“SAI”) and the Prospectus.  The Funds have not authorized others to provide additional information in any state or jurisdiction in which such offering may not legally be made.

Luther King Capital Management Corporation (the “Adviser”) serves as the investment adviser for the
LKCM Aquinas Small Cap Fund, LKCM Aquinas Value Fund, LKCM Aquinas Growth Fund, and LKCM Aquinas Fixed Income Fund.

FUND ORGANIZATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

The LKCM Funds (the “Trust”) is an open-end, diversified, management investment company.  Each Fund is a separate series of the Trust, a Delaware statutory trust that was established by a Declaration of Trust dated February 10, 1994.  The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series.  Currently, the Trust offers nine series, four of which are the LKCM Aquinas Value Fund, LKCM Aquinas Growth Fund, LKCM Aquinas Small Cap Fund and LKCM Aquinas Fixed Income Fund (each a “Fund” and collectively the “Funds”).  This SAI relates only to the Value Fund, Growth Fund, Small Cap Fund and Fixed Income Fund.

Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series (the proceeds of which would be invested in separate, independently managed funds with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) and such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.  All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series only and would be subject to the liabilities related thereto.

The Trustees, in their discretion, may authorize the division of shares of the Funds into different classes permitting shares of different classes to be distributed by different methods.  Although shareholders of different classes would have an interest in the same Fund assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

When issued, the shares of the Funds are fully paid and non-assessable, have no preemptive or subscription rights and are fully transferable.  There are no conversion rights.  Each share of a Fund is entitled to participate equally in dividends and capital gain distributions and in the assets of the Fund in the event of liquidation.  The shares of the Funds have non-cumulative voting rights, which mean that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so.  A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a Fund.

The Funds are not required, and do not intend, to hold regular annual shareholder meetings.  The Funds may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies.  The Trust will assist in shareholder communication in such matters to the extent required by law.

SHAREHOLDER AND TRUSTEE LIABILITY

The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims.  The Declaration of Trust further provides for indemnification out of the Trust’s property of any shareholder held personally liable for the obligations of the Trust.  The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

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INVESTMENT LIMITATIONS

ALL FUNDS

In addition to the Funds’ investment objectives as set forth in the Prospectus, the Funds are subject to the following restrictions, which are fundamental policies and may not be changed with respect to any Fund without the approval of a majority of that Fund’s outstanding voting securities.  As used herein, a “majority of that Fund’s outstanding voting securities” means the lesser of: (1) at least 67% of the voting securities of that Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

As a matter of fundamental policy, each Fund will not:

(1)	invest in physical commodities or contracts on physical commodities;

(2)
purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

(3)
make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending their portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the Investment Company Act of 1940 (the “1940 Act”), or the rules and regulations or interpretations of the Securities and Exchange Commission (“SEC”) thereunder;

(4)	with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)
with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

(6)
borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(7)
underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in the disposition of restricted securities);

(8)
acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

(9)
issue senior securities, except that this limitation shall not apply to: (i) evidences of indebtedness that the Fund is permitted to incur; (ii) shares of the separate classes or series of the Trust; or (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.

With the exception of fundamental investment limitation (6) above if a percentage limitation on the investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Fund’s assets will not require the sale of securities.

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The Funds are also subject to the following restrictions, which are non-fundamental policies and may be changed by the Board of Trustees of the Trust (the “Board of Trustees”) without shareholder approval.  As a matter of non-fundamental policy, each Fund will not:

(1)
purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.  Transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

(2)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

(3)
invest more than an aggregate of 15% of the net assets of a Fund in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain over-the-counter options (“OTC Options”);

(4)
invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers’ commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; and

(5)	write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases; and

(6)
with respect to each of the Small Cap and Fixed Income Funds, make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Funds are described in detail in the Prospectus under the captions “Risk/Return Summary” and “Investment Objectives and Principal Investment Strategies.”  This section provides a description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies.  The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Funds.

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EQUITY RELATED SECURITIES

The equity securities in which the Funds may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

Common Stocks.  Common stocks represent the residual ownership interest in the issuer. They are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations, including preferred stock, are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock.  Preferred stock offers a stated dividend rate payable from the corporation’s earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.  The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities.  Dividends on some preferred stock may be “cumulative” if stated dividends from prior periods have not been paid.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

Warrants and Rights.  Warrants are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Convertible Securities.  A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.  A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  A convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

Securities Subject to Reorganization.  The Funds may invest in equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved.  Generally, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated.  Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the target company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of such contingencies requires broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer or proposal is in process.  Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of a Fund thereby increasing its brokerage and other transaction expenses.  The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

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FOREIGN SECURITIES

Each Fund may invest in securities of foreign issuers.  Investing in such securities involves certain special considerations that are not typically associated with investing in securities of U.S. issuers.  Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Funds may temporarily hold invested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.  The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge their holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

Investing in emerging markets can have more risk than investing in developed foreign markets.  The risks of investing in these markets may be exacerbated relative to investments in foreign markets.  In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund and certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar.  For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater effect these risks may have on your investment in a Fund.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies.  Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies.  There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.  Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.  In addition, it is expected that the expenses for custodian arrangements of the Funds’ foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries.  Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Funds.  However, these foreign withholding taxes are not expected to have a significant impact on the Funds.

AMERICAN DEPOSITORY RECEIPTS (“ADRs”)

The Adviser does not consider ADRs to be foreign securities when calculating the Fund’s foreign securities limitations.  The Funds may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  ADRs may be listed on a national securities exchange or may trade in the over-the-counter market.  ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency.

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FIXED INCOME SECURITIES

The fixed income securities in which the Fixed Income Fund may invest include U.S. Government securities, corporate debt securities, mortgage-backed securities and asset-backed securities.  The Fixed Income Fund invests under normal circumstances at least 80% of its net assets in a portfolio of investment grade corporate and U.S. government fixed income securities.  The fixed-income securities in which the other Funds may invest include U.S. Government securities and corporate debt securities.

Ratings.  As noted above, the Funds may invest in various fixed income securities, including fixed income securities that are rated at the time of purchase as investment grade by a nationally recognized statistical rating organization (“NRSRO”), such as Standard & Poor’s (“S&P”) or Moody’s Investor Services Inc. (“Moody’s”), or, if unrated, are determined to be of equivalent quality by the Adviser.  Investment grade fixed income securities include:

•	U.S. government securities;

•	Bonds or bank obligations rated in one of the four highest categories (such as BBB- or higher by S&P);

•	Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S&P);

•	Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S&P); and

•	Repurchase agreements involving investment grade fixed-income securities.

Investment grade fixed-income securities are generally believed to have a lower degree of credit risk.  However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities.  If a security’s rating falls below that required at the time of purchase, the Adviser will consider what action, if any, should be taken consistent with a Fund’s investment objective. Additional information concerning securities ratings is contained in Appendix A to this SAI.

U.S. Government Securities.  U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, Fannie Mae (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks,  Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Sallie Mae and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each Fund will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk is acceptable.

Securities issued by FNMA and FHLMC are supported only by the credit of the corporation.  On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent condition.  Under the conservatorship, the management of FNMA and FHLMC was replaced.  Additionally, the U.S. Treasury reported that FNMA and FHLMC were expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

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The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship.  First, the U.S. Treasury and FHFA established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury received senior preferred equity shares and warrants to ensure that FNMA and FHLMC maintain a positive net worth.  FNMA and FHLMC’s common and preferred shareholders bear any losses ahead of the new government senior preferred shares.  Second, the U.S. Treasury established a new secured lending credit facility that was available to FNMA and FHLMC to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009.  Also, the U.S. Treasury initiated a program to purchase FNMA and FHLMC mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations.  These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (principal or coupons) of Treasury obligations that have not actually been stripped.  Such receipts evidence ownership of component parts of Treasury obligations (principal or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATs”), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

Corporate Debt Securities.  The Funds may invest in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers (corporate bonds, debentures, notes and other similar corporate debt instruments) as rated by a NRSRO.  However, the Value, Growth and Small Cap Funds may only invest up to 5% of the respective Fund’s assets in non-investment grade debt securities as rated by a NRSRO.  Such securities also tend to be more sensitive to economic conditions than are higher-quality securities.  Accordingly, these securities are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories.

Even securities rated Baa or BBB by Moody’s and S&P, respectively, or equivalent ratings from another NRSRO which ratings are considered investment grade, possess some speculative characteristics.  There are risks involved in applying credit ratings as a method for evaluating high yield obligations  in that credit ratings evaluate the safety of principal and interest payments, not market value risk.  In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security’s market value.  Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

The Funds will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer.  In this evaluation, the Adviser will take into consideration, among other things, the issuer’s financial resources and ability to cover its interest and fixed charges, factors relating to the issuer’s industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations.  An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of securities will adversely affect a Fund’s net asset value.  In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

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The secondary trading market for lower-quality fixed-income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities.  The relative lack of an active secondary market may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.  The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio.  Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.  During such times, the responsibility of the Board of Trustees or the Adviser to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

 Lower Rated Fixed Income Securities.  The Funds may invest in lower rated fixed income securities (commonly known as “junk bonds”).  The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.  The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities.  In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities.  If the issuer defaults on its obligation, the value of the security would fall and the Fund’s income also would decline.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating.  Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.  In addition, the rating assigned to a security by Moody’s or S&P (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed income securities, the values of lower rated securities go up and down in response to changes in interest rates.  A decrease in interest rates generally will result in an increase in the value of fixed income securities.  Conversely, during periods of rising interest rates, the value of the Fund’s fixed income securities generally will decline.  The values of lower rated securities often may be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries.  Negative publicity or investor perceptions also may adversely affect the values of lower rated securities.  Changes by recognized rating services in their ratings of any fixed income security and changes in the ability of an issuer to make payments of interest and principal also may affect the value of these investments.  Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s net asset value.

Issuers of lower rated securities often are highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.  The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

Mortgage-Related Securities. The Fixed Income Fund may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations (“CMO”), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

Mortgage Pass-Through Securities.  Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers in the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities).  Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal.  Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

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There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA, and FHLMC; (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or insured by governmental entities, private insurers and the mortgage poolers.

Collateralized Mortgage Obligations.  CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities.  Interest and prepaid principal are generally paid monthly.  CMOs may be collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA.  The issuer of a series of CMOs may elect to be treated as a real estate mortgage investment conduit (“REMIC”).  All future references to CMOs also include REMICs.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral, which is ordinarily unrelated to the stated maturity date.  CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  Investors holding the longer maturity classes usually receive principal only after the first class has been retired.  An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Fixed Income Fund may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs (“PAC bonds”), sequential pay CMOs and floating rate CMOs.  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date.  Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing marketing index or rate.  Typical indices would include the eleventh district cost-of-funds index (“COFI”), the London Interbank Offered Rate (“LIBOR”), one-year U.S. Treasury yields, and ten-year U.S. Treasury yields.

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Adjustable Rate Mortgage Securities (“ARMs”).  ARMs are pass-through securities collateralized by mortgages with adjustable rather than fixed interest rates.  ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments.  Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security.  In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.  If market rates of interest rise to levels above that of the ARMs maximum rate, the ARM’s coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely fall.

Certain ARMs contain limitations on changes in the required monthly payment.  If a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments.  If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

CMO Residuals.  CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital.  The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayments experience on the mortgage assets.  In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-related securities.  See “Stripped Mortgage-Related Securities” below.  In addition, if a series of a CMO included a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.  As described below with respect to stripped mortgage-related securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers.  The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets.  Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question.  In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act.  CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may therefore be deemed “illiquid” and subject to Funds’ limitations on investment in illiquid securities as discussed herein.

Stripped Mortgage-Related Securities (“SMRS”).  SMRS are derivative multi-class mortgage securities.  SMRS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

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SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMRS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the PO class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rated categories of investment-grade securities.

Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced.  As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed “illiquid” and subject to the Funds’ limitations on investment in illiquid securities as discussed herein.

Inverse Floaters.  An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level.  Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater’s price will be considerably more volatile than that of a fixed rate bond.  Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates.  The market for inverse floaters is relatively new.

Tiered Index Bonds.  Tiered index bonds are relatively new forms of mortgage-related securities.  The interest rate on a tiered index bond is tied to a specified index or market rate.  So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed.  If, however, the specified index or market rate rises above the “strike” rate, the interest rate of the tiered index bond will decrease.  Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

Asset-Backed Securities.  The Fixed Income Fund may invest in various types of asset-backed securities.  Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through CMO structure.  Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

Risk Factors Relating to Investing in Mortgage-Related and Asset-Backed Securities.  The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time.  As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity.  Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.  The Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

During periods of declining interest rates, prepayment of mortgage-related securities can be expected to accelerate.  Accordingly, a Fund’s ability to maintain positions in higher-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.  Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security.  Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility.  Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

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Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a security interest in the related collateral.  For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment.  In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payment on these securities.

ZERO-COUPON SECURITIES

The Fixed Income Fund may invest up to 10% of its net assets in zero-coupon securities.  These securities are debt securities that do not provide for regular cash interest payments.  Zero-coupon securities are sold at a deep discount to their face value (“original issue discount”).  Because these securities do not provide for current cash income, their price can be volatile when interest rates fluctuate.  While these securities do not provide for current cash income, federal income tax law requires the holders of them to include in income each year the portion of the original issue discount on the securities accruing that year.  To qualify for tax treatment as a “regulated investment company” under the Internal Revenue Code of 1986, as amended, (the “Code”), and avoid a certain excise tax, a Fund may be required to distribute a portion of that discount and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, to generate cash to meet these distribution requirements.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees.  In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement.  The term of these agreements is usually from overnight to one week and never exceeds one year.  A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller.  The Funds always receive securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement.  If a seller defaults and the collateral value declines, a Fund might incur a loss.  If bankruptcy proceedings are commenced with respect to the seller, a Fund’s realization upon the collateral may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS

The Funds may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions.  In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement.  It may also be viewed as the borrowing of money by the Fund. The Funds’ investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage.  A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.

WHEN-ISSUED SECURITIES

The Funds may purchase securities on a “when-issued” basis.  In buying “when-issued” securities, a Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days.  No payment or delivery is made by the Fund in a “when-issued” transaction until the Fund receives payment or delivery from the other party to the transaction.  Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change.  As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

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When a Fund purchases securities on a when-issued basis, it will maintain with its custodian cash or liquid securities having an aggregate value equal to the amount of its purchase commitment until payment is made.  The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from when-issued transactions.  When-issued securities may decline or increase in value during the period from the Fund’s investment commitment to the settlement of the purchase.

INITIAL PUBLIC OFFERINGS

The Funds, excluding the Fixed Income Fund, may invest in initial public offerings (“IPOs”) if the market capitalization of the issuer exceeds a minimum threshold determined by the Adviser from time to time and the Adviser otherwise determines participation to be appropriate.  By definition, IPOs have not traded publicly until the time of their offerings.  Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility.  Many IPOs are issued by undercapitalized companies of small or microcap size.  Investments in IPOs may have a magnified performance impact relative to other investments.

Pursuant to the Adviser’s Allocation and Aggregation Policy, the Funds (except the Fixed Income Fund) will be eligible to participate on a rotating basis in any applicable IPOs that may come available to eligible clients of the Adviser.

DERIVATIVE INSTRUMENTS

In pursuing their respective investment objective, the Funds may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

Options.  An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option.  A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument.  Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

There are certain risks associated with transactions in options on securities and on indices.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.  If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a covered call option, the Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, it would not be able to close out the option.  If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased.  Except to the extent that a call option on an index written by the Fund is covered by an option on the same index it purchased, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

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Each Fund is authorized to purchase and sell over-the-counter options (“OTC Options”) in addition to exchange listed options. OTC Options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty.  In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation between the parties.  A Fund will only sell OTC Options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.  The Funds expect generally to enter into OTC Options that have cash settlement provisions, although they are not required to do so.

There is no central clearing or guaranty function in an OTC Option.  As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction.  Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied.  The Funds will engage in OTC Option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of “A-1” from S&P or “P-1” from Moody’s or an equivalent rating from any other NRSRO.

Options on Foreign Currencies.  The Funds may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where the Adviser perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated which would increase the dollar cost of these securities to the Fund, the Fund may purchase call options on the currency involved.  The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium.  As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction.  If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium.  Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

The Funds may write covered call options on foreign currencies.  A call option written on a foreign currency by a Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds’ custodian) upon conversion or exchange of other foreign currency held in its portfolio.  A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

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The Funds also may write call options on foreign currencies for cross-hedging purposes.  A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate.  In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Futures Contracts.  The Funds may enter into futures contracts.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, currency or index at a specified future time and at a specified price.  Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges.  U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”).  The Funds have claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (“Commodity Act”) and, therefore, the Funds are not subject to registration or regulation as a pool operator under the Commodity Act.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position.  Brokerage commissions are incurred when a futures contract is bought or sold. Futures contracts on indices are settled in cash.

Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Initial margin requirements are established by the futures exchange and may be changed.  Brokers may establish deposit requirements that are higher than the exchange minimums.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, a change in the contract value may reduce the required variation margin, resulting in a repayment of excess variation margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.

A Fund will only sell futures contracts to protect securities owned by it against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.  As evidence of this hedging intent, the Funds expect that approximately 75% of the futures contracts purchased will be “completed;” that is, equivalent amounts of related securities will have been purchased or in the process of being purchased by a Fund upon sale of open futures contracts.  Futures contracts are not typically completed when the Adviser decides that the hedge is no longer necessary or appropriate and closes out the position before completion.  Therefore, a futures contract that is not completed does not necessarily provide additional risk to the Fund.  Although techniques other than the sale and purchase of futures contracts could be used to control a Fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure.  While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs incurred in the purchase and sale of the underlying securities.

Forward Foreign Currency Exchange Contracts (“Forward Contracts”).  The Funds may enter into Forward Contracts.  A Forward Contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers.  The Funds may use Forward Contracts to manage currency risks or to facilitate transactions in foreign securities.  The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Funds may use.

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In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date (“transaction hedge” or “settlement hedge”).

The Funds may also use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency and to protect the value of investments denominated in a foreign currency if the portfolio mangers anticipate a period of relative strength of the U.S. dollar against such foreign currency.  For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value (“position hedge”).  A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling (“proxy hedge”).  A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into  U. S. dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

If required by SEC guidelines, the Funds will segregate or designate liquid assets having a value equal to the aggregate amount of the Funds’ commitments under Forward Contracts entered into with respect to position hedges and proxy hedges. If the value of the segregated or designated assets declines, additional cash or liquid assets will be segregated or designated so that the value of the account will equal the amount of the Funds’ commitments with respect to such contracts.  With respect to Forward Contracts entered into by the Funds on a cash-settled or net basis, applicable SEC guidelines provide that the amount of such segregated or designated liquid assets may be limited to the amount by which such Forward Contract is out-of-the-money, marked-to-market daily.  Alternatively, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or a Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price.  Unanticipated changes in currency prices may result in poorer overall performance for the Funds than if they had not entered into such contracts.

Risk Factors in Futures Transactions.  Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.  The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures trading.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to a Fund.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Use of futures transactions by the Funds involves the risk of imperfect or no correlation where the securities underlying futures contracts are different than the portfolio securities being hedged.  It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option on a futures contract.

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Most futures exchanges limit the amount of fluctuation permitted in futures contract and options prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract or option on a future contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract and options prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Options on Futures, Forward Contracts, and Options on Foreign Currencies.  Options on currencies may be traded over-the-counter and forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available.  For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time.  Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.  When a Fund enters into a forward currency contract or purchases an OTC Option, it relies on its counterparty to perform.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

Futures contracts, options on futures contracts, Forward Contracts, and options on foreign currencies may be traded on foreign exchanges.  Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities.  The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, or where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges.  As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions.  In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of counterparty default.  The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events.  In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market.  For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Combined Transactions.  A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including Forward Contracts) and any combination of futures, options, and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of the Funds to do so.  A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of it s component transactions.

Asset Coverage For Futures And Options Positions.  The Funds will comply with guidelines established by the SEC with respect to coverage of options, futures and forward contracts strategies by mutual funds, and if the guidelines so require will segregate appropriate liquid assets in the amount prescribed.  Segregated securities cannot be sold while the futures, option or forward contract strategy is outstanding, unless they are replaced with other suitable assets.  Consequently, there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

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ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS

Illiquid Investments.  Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees, the Adviser determines the liquidity of a Fund’s investments and, through reports from the Adviser and the Funds’ administrator, the Board monitors investments in illiquid securities.  In determining the liquidity of the Funds’ investments, the Adviser may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades.  Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, certain OTC Options, and restricted securities (other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act).  With respect to OTC Options that a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration.  A Fund will treat as illiquid an amount of assets used to cover written OTC Options, equal to the formula price at which the Fund would have the absolute right to purchase the option less the amount by which the option is “in-the-money.”  The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.  When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.  Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.  If through a change in values, net assets, or other circumstances, any Fund was in a position where more than 15% of its net assets were invested in illiquid securities, a Fund would take appropriate steps to protect liquidity.

Restricted Securities.  Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering.  Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it or they decide to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Private Placement Offerings.  The Funds may invest in private placement offerings. Investments in private placement offerings are made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act, and resold to qualified institutional buyers under the Securities Act (“Section 4(2) securities”).  Section 4(2) securities are restricted as to disposition under the federal securities law and generally are sold to institutional investors such as the Funds that agree they are purchasing the securities for investment and not with an intention to distribute to the public.

OTHER INVESTMENT COMPANIES

The Funds may invest in other investment companies to the extent permitted by the 1940 Act.  In addition to the advisory fees and other expenses the Funds bear directly in connection with their own operations, as shareholders of another investment company, the Funds would bear their pro rata portion of the other investment company’s advisory fees and other expenses.  As such, the Funds’ shareholders would indirectly bear the expenses of the Funds and the other investment company, some or all of which would be duplicative.

SECURITIES LENDING

The Funds may lend securities to qualified brokers, dealers, banks and other financial institutions.  Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income.  Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good standing.  In addition, they will only be made if, in the Adviser’s judgment, the consideration to be earned from such loans would justify the risk.  Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceed one-third of the value of its total assets.

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It is the Adviser’s understanding that the current view of the staff of the SEC is that a Fund may engage in loan transactions only under the following conditions:  (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

TEMPORARY INVESTMENTS

The temporary investments that the Funds may make include:

(1)  Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a commercial bank or savings and loan association.  Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.  Time deposits maturing in more than seven days will not be purchased by the Funds.  Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution.  Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars).  Euro and Yankee dollar investments will involve the same risks of investing in foreign securities discussed previously.  Although the Adviser carefully considers these factors when making investments, the Funds do not limit the amount of its assets that can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located.

The Funds will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of a domestic bank that does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of a U.S. bank, it is a member of the Federal Deposit Insurance Corporation.

(2)  Commercial paper that at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

(3)  Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase;

(4)  U.S. Government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury.  These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue; and

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(5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and federal agencies.  These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and repurchase agreements collateralized by those securities listed above.

TRUSTEES AND OFFICERS OF THE LKCM FUNDS

The Board of Trustees

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds.  The Board oversees the Trust’s officers and service providers, including LKCM, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including LKCM personnel and the Trust’s Chief Compliance Officer.  The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.
Risk Oversight
Consistent with its responsibility for oversight of the Trust and its Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds.  LKCM, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds.  The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.
In general, a Fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds.  In addition, under the general oversight of the Board, LKCM and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.
The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons.  The Funds’ Chief Compliance Officer (“CCO”) and senior officers of LKCM regularly report to the Board on a range of matters, including those relating to risk management.  The Board also regularly receives reports from LKCM with respect to the Funds’ investments.  In addition to regular reports from LKCM, the Board also receives reports regarding other service providers to the Trust, either directly or through LKCM or the Funds’ CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from LKCM in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with LKCM and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.
The CCO also reports regularly to the Audit and Compliance Committee on Fund valuation matters.  In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Funds’ CCO to discuss matters relating to the Funds’ compliance program.

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Board Structure and Related Matters
Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board.  H. Kirk Downey, an Independent Trustee, serves as Chairman of the Board.  Mr. Downey’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Interested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Funds.  As Chairman, Mr. Downey performs such other duties as the Board may from time to time determine.
The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee.  The Board has established three standing committees: the Audit and Compliance Committee, the Nominating Committee and the Qualified Legal Compliance Committee.  For example, the Audit and Compliance Committee is responsible for specific matters related to oversight of the Fund’s independent auditors, subject to approval of the Audit and Compliance Committee’s recommendations by the Board.  The members and responsibilities of each Board committee are summarized below.
The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its independent Chairman and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.
The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence.  The Independent Trustees may hold special meetings, as needed, either in person or by telephone.
The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information.

Independent Trustees
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
H. Kirk Downey 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 67	Chairman of the Board of Trustees Trustee	Since 2005 Since 1994	President and CEO, Texas Systems, LLC and CEO, Texaslearningsystems, LLC since 1999; Dean, M.J. Neeley School of Business, Texas Christian University Business School from 1987 to 1999.	9	Non-Executive Chairman of the Board of AZZ Incorporated, a manufacturing company.

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Earle A. Shields, Jr. 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 89	Trustee	Since 1994	Consultant; formerly Consultant for NASDAQ Corp. and Vice President, Merrill Lynch & Co., Inc.	9
Priests Pension Fund of the Catholic Diocese of Fort Worth, Lay Workers Pension Fund of the Catholic Diocese of Fort Worth, St. Joseph Health Care Trust, Catholic Schools Trust and Catholic Foundation of North Texas.

Richard J. Howell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 67	Trustee Chairman of the Audit and Compliance Committee	Since 2005 Since 2008	CPA; Adjunct Faculty at SMU Cox School of Business from 2004 to 2009; Consulting Services, since 2002; Audit Partner, Arthur Andersen LLP from 1974 to 2002.	9	Red Robin Gourmet Burgers, Inc.

(1) Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.

Interested Trustee
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
J. Luther King, Jr. (2) 301 Commerce Street Fort Worth, Texas 76102 Age: 70	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	9
Employee Retirement Systems of Texas, 4K Land & Cattle Company (ranching), Hunt Forest Products (lumber), Southwestern Exposition  Livestock (livestock), Southwest JLK Corporation (management company), Texas Christian University and Texas Southwestern Cattleraisers Foundation (livestock), Tyler Technologies (information management company for government agencies) and Encore Energy Partners LP (oil and natural gas exploration).

(1)	Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.
(2)	Mr. King is an “interested person” of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.
H. Kirk Downey:  Mr. Downey has extensive organizational and business experience as president and chief executive officer of a private company, service as the dean of a business school, service as the non-executive chairman of the board of a corporation, and multiple years of service as a Trustee.

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Earle A. Shields, Jr.:  Mr. Shields has extensive experience in the investment management industry as a consultant for a financial services industry corporation, service as vice president for a global financial services firm, service as a member to numerous charitable boards, and multiple years of service as a Trustee.
Richard J. Howell:  Mr. Howell has extensive audit and business experience as a certified public accountant, service as a partner in a global accounting firm, service as a faculty member at a public university’s business school, service as a director of a corporation and multiple years of service as a Trustee.
J. Luther King, Jr.:  Mr. King has extensive experience in the investment management industry as chairman, president and director of an investment management firm, service on the board of numerous corporations and foundations, and multiple years of service as a Trustee.
                The table below sets forth the compensation paid by the Trust to each of the Trustees of the Trust during the fiscal year ended December 31, 2009:
COMPENSATION TABLE

	Aggregate Compensation
Name of Person	Aquinas Small Cap Fund	Aquinas Value Fund	Aquinas Growth Fund	Aquinas Fixed Income Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from all Funds in the Complex*
Interested Trustee
J. Luther King, Jr.	$ 0	$ 0	$ 0	$ 0	$0	$0	$ 0

Disinterested Trustees
H. Kirk Downey	$246	$1,408	$1,501	$451	$0	$0	$38,000
Richard J. Howell	$203	$1,189	$1,260	$390	$0	$0	$32,000
Earle A. Shields, Jr.	$203	$1,189	$1,260	$390	$0	$0	$32,000
*	There are currently nine Funds comprising the Trust, five of which are offered in separate Prospectuses and SAI.

Trustees other than Mr. King will receive an annual retainer of $18,000, with the chairman receiving an additional $6,000 retainer, plus a meeting fee of $3,000 for each Board meeting attended in person and $1,000 for each telephonic meeting, and are reimbursed for their reasonable out-of-pocket expenses incurred in attending Board meetings.  Trustees other than Mr. King may also receive a meeting fee for each Board committee meeting attended in person or by telephone if so determined by the chairman of the applicable Board committee.

BOARD INTERESTS IN THE FUNDS

As of March 31, 2010, the officers and Trustees of the Trust owned 2.78% of the Value Fund, 0.36% of the Small Cap Fund, and none of the shares of the Growth Fund or the Fixed Income Fund.  The Trustees owned the following amounts in the Funds as of December 31, 2009:

Key
A.	None
B.	$1 - $10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	over -$100,000

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Name of Trustee	Aquinas Small Cap Fund	Aquinas Value Fund	Aquinas Growth Fund	Aquinas Fixed Income Fund	Aggregate Dollar Range of Equity Securities in LKCM Trust Complex*
H. Kirk Downey, Independent Trustee	A	A	A	A	C

Richard J. Howell, Independent Trustee	A	A	A	A	C

Earle A. Shields, Jr. Independent Trustee	A	A	A	A	E

J. Luther King, Jr., Interested Trustee, President and Chief Executive Officer	A	A	A	A	E

*	There are currently nine Funds comprising the Trust, five of which are offered in separate Prospectuses and SAI.

Board Committees

The Trust has an Audit and Compliance Committee, consisting of Messrs. Downey, Howell and Shields.  The members of the Audit and Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Audit and Compliance Committee are to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; oversight of the Trust’s compliance with legal and regulatory requirements, internal control over financial reporting and independent audits; and addressing any other matters regarding audits and compliance matters.  The Audit and Compliance Committee met five times during the most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Downey, Howell and Shields.  The Nominating Committee is responsible for the selection and nomination for appointment of candidates to serve as Trustees of the Trust.  The Nominating Committee will review shareholders’ nominations to fill vacancies on the Board.  Shareholders can submit recommendations in writing addressed to the attention of the chair of the Committee, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102.  A shareholder’s recommendation must include the following information about the nominee: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.  The Nominating Committee met twice during the most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Downey, Howell and Shields.  The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust.  The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
J. Luther King, Jr. (2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 70	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	9
Employee Retirement Systems of Texas, 4K Land & Cattle Company (ranching), Hunt Forest Products (lumber), Southwestern Exposition Livestock (livestock), Southwest JLK Corporation (management company), Texas Christian University, Texas Southwestern Cattleraisers Foundation (livestock), Tyler Technologies (information management company for government agencies) and Encore Energy Partners LP (oil and natural gas exploration).

Paul W. Greenwell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 60	Vice President	Since 1996	Principal, Luther King Capital Management since 1986, Vice President and Portfolio Manager, Luther King Capital Management since 1983.	N/A	N/A
Richard Lenart 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 43	Secretary and Treasurer	Since 2006	Luther King Capital Management since 2005; Vice President, Aquinas Funds from 2001 to 2005.	N/A	N/A
Steven R. Purvis 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 45	Vice President	Since 2000	Principal, Luther King Capital Management since 2003, Vice President and Portfolio Manager, Luther King Capital Management since 1996.	N/A	N/A
Jacob D. Smith 301 Commerce Street Suite 1600 Fort Worth, TX 76102 Age: 36	Chief Financial Officer Chief Compliance Officer	Since 2010 Since 2006
Chief Financial Officer since 2010, General Counsel and Chief Compliance Officer, Luther King Capital Management since 2006, Enforcement Attorney, U.S. Securities and Exchange Commission  from 2005 to 2006, Associate, Haynes and Boone, LLP  from 2001 to 2005.
				N/A	N/A

(1)	Each officer holds office for a one-year term, and then may be re-elected by the Board of Trustees annually.

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(2)	Mr. King is an “interested person” of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  A person who controls a Fund may be able to determine the outcome of any matter submitted to a vote of shareholders.  As of March 31, 2010, the following persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of the Funds:

PRINCIPAL SHAREHOLDERS
LKCM AQUINAS SMALL CAP FUND

Name and Address of Beneficial Owner	Number of Shares	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Reinvest Account Attn Mutual Funds Dept 101 Montgomery St. San Francisco, CA 94104-4151	423,074	38.80%	Record

National Financial Services Corp 200 Liberty St., Floor 5 New York, NY 10281-5503	235,090	21.56%	Record

Ameritrade Inc. For the Exclusive Benefit of its Customers P.O. Box 2226 Omaha, NE 68103-2226	73,144	6.71%	Record

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PRINCIPAL SHAREHOLDERS
LKCM AQUINAS VALUE FUND

Name and Address of Beneficial Owner	Number of Shares	Percent of Fund	Record or Beneficial
The Catholic Foundation For the Benefit of its Customers 5310 Harvest Hill Rd., Ste. 248 Dallas, TX 75230-5891	1,286,111	37.09%	Record

Lucille G. Marcoux 6805 E. Parker Road Allen, TX 75002-6841	724,669	20.90%	Beneficial

National Financial Services, LLC For the Exclusive Benefit of its Customers P.O. Box 190507 Dallas, TX 75219-0507	502,269	14.48%	Record

Charles Schwab & Co., Inc. Reinvest Account Attn Mutual Funds Dept 101 Montgomery St. San Francisco, CA 94104-4151	395,044	11.39%	Record

PRINCIPAL SHAREHOLDERS
LKCM AQUINAS GROWTH FUND

Name and Address of Beneficial Owner	Number of Shares	Percent of Fund	Record or Beneficial
Reliance Trust Company For the Benefit of its Customers Minneapolis c/o FAS Corp. 8515 E. Orchard Rd. #2T2 Greenwood Village, CO 80111-5002	594,633	24.79%	Record

NFS, LLC FEBO For the Exclusive Benefit of its Customers P.O. Box 190507 Dallas, TX 75219-0507	461,211	19.22%	Record

Charles Schwab & Co., Inc. Reinvest Account Attn Mutual Funds Dept. 101 Montgomery St. San Francisco, CA 94104-4151	180,561	7.53%	Record

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PRINCIPAL SHAREHOLDERS
LKCM AQUINAS FIXED INCOME FUND

Name and Address of Beneficial Owner	Number of Shares	Percent of Fund	Record or Beneficial
NFS, LLC FEBO For the Exclusive Benefit of its Customers P.O. Box 190507 Dallas, TX 75219-0507	429,207	36.64%	Record
The Catholic Foundation For the Benefit of its Customers 5310 Harvest Hill Rd., Ste. 248 Dallas, TX 75230-5891	77,635	6.63%	Record
Retirement Consulting Group Custody For Benefit of its Customers 33 Church Street East Hartford, CT 06108-3728	67,014	5.72%	Record

Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Funds.

PROXY VOTING PROCEDURES

The Funds have delegated their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees.  The Adviser’s proxy voting policies are summarized below.

GENERAL

The Chief Compliance Officer is responsible for monitoring the proxy voting process, including engaging and overseeing any third-party vendor retained to review, monitor, or vote proxies.

The Adviser has engaged Institutional Shareholder Services, Inc. (“ISS”) as its voting delegate to:

(1)	research and make voting determinations in accordance with the policies and procedures described herein;
(2)	vote and submit proxies in a timely manner;
(3)	handle other administrative functions of proxy voting;
(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;
(5)	maintain records of votes cast; and
(6)	provide recommendations with respect to proxy voting matters in general.

The Adviser has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Voting Guidelines in effect at the time of voting (as applicable, the “ISS Voting Guidelines”).  The Adviser will periodically review the ISS Voting Guidelines, including any significant changes or updates thereto.  In connection with such reviews, the Adviser may determine that it is not in the best interest of the Funds to vote proxies in accordance with the ISS Voting Guidelines on certain matters.  In such event, the Adviser will follow the procedures below in connection with voting any such proxies contrary to the ISS Voting Guidelines.

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In the event the ISS Voting Guidelines do not address how a proxy should be voted, the Adviser will vote the proxy in accordance with ISS recommendations.  If ISS refrains from making any such recommendations, the Adviser will vote the proxy consistent with the Fund’s best interest.  Prior to voting any proxies in the absence of ISS recommendations, however, the Chief Compliance Officer will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto.  If the Chief Compliance Officer determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.
There may be circumstances under which the Adviser believes that it is in the best interest of a Fund to vote proxies in a manner inconsistent with the ISS Voting Guidelines or ISS recommendations.  Prior to voting any proxies inconsistent with the ISS Voting Guidelines or ISS recommendations, however, the Chief Compliance Officer will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto.  If the Chief Compliance Officer determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

The Adviser maintain records relating to the implementation of its proxy voting policies and procedures, including, but not limited to, (i) records of each vote cast, which ISS maintains on the Adviser’s behalf, and (ii) documents considered or prepared by the Adviser that are material in making a decision to vote proxies on behalf of a client or that memorializes the basis for that decision.

CONFLICTS OF INTEREST

The Adviser has reviewed ISS’ conflicts of interest policy and code of ethics, which address conflicts of interest that could arise in connection with proxy advisory services provided by ISS or its affiliates.  The Adviser believes that ISS’ conflicts of interest policy and code of ethics contain policies and procedures that are reasonably designed to minimize any such potential conflicts of interest.

In the event that the Adviser or the Chief Compliance Officer determines that voting a proxy may present a material conflict of interest between the Adviser and the Fund, the Adviser will (1) in cases where ISS had made a recommendation, take no further action, in which case ISS shall vote such proxy in accordance with the ISS Voting Guidelines or ISS recommendations, as applicable, (2) disclose such conflict of interest to the Board of Trustees and obtain written direction from the client as to how to vote the proxy, (3) suggest that the Board engage another party to determine how to vote the proxy, or (4) engage another independent third party to determine how to vote the proxy.

Notwithstanding the foregoing, the Adviser must vote proxies in the best interest of the Funds when material conflicts of interest may exist with respect thereto.  The Adviser believes that these policies and procedures are reasonably designed to address material conflicts of interest that may arise between the Adviser and the Fund as to the manner in which proxies are voted.

MORE INFORMATION

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, (800) 423-6369 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures are currently available by calling (800) 423-6369 and will be sent within three business days of receipt of a request.

INVESTMENT ADVISER

The investment adviser of the Funds is Luther King Capital Management Corporation (the “Adviser”).  The Adviser is controlled by J. Luther King, Jr.  Mr. King is a member of the Board of Trustees and the President, Chief Executive Officer and Portfolio Manager of the Trust.  Under an Investment Advisory Agreement (the “Agreement”) with the Funds, the Adviser manages the investment and reinvestment of the Funds’ assets, subject to the control and supervision of the Board of Trustees.  The Adviser is responsible for making investment decisions for the Funds and for placing the Funds’ purchase and sale orders.  Under the Agreement, the Funds pay the Adviser an advisory fee calculated by applying a quarterly rate, equal on an annual basis to the following numbers shown as a percentage of average daily net assets for the quarter.  However, the Adviser has contractually agreed to waive its advisory fees and reimburse expenses to the extent necessary to keep the total annual operating expenses of the Funds from exceeding their respective caps as shown in the following table.

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The advisory fees and expense caps for the current fiscal year are as follows:

	Advisory Fee	Cap on Total Annual Operating Expenses
Value Fund	0.90%	1.50%
Growth Fund	0.90%	1.50%
Small Cap Fund	1.00%	1.50%
Fixed Income Fund	0.60%	0.80%

As compensation for the services rendered by the Adviser under the Agreement, for the fiscal years ended December 31, 2009, 2008 and 2007, the Adviser earned and waived and/or reimbursed the amounts listed below.

	Advisory Fees Incurred	Waived Fees and/or Expenses Reimbursed by Adviser	Net Fees paid to the Adviser

Small Cap Fund
Year Ended December 31, 2007	$109,236	$74,439	$34,797
Year Ended December 31, 2008	$66,003	$92,754	$0
Year Ended December 31, 2009	$40,163	$87,421	$0

Value Fund
Year Ended December 31, 2007	$347,506	$0	$347,506
Year Ended December 31, 2008	$299,858	$26,181	$273,677
Year Ended December 31, 2009	$263,050	$44,951	$218,099

Growth Fund
Year Ended December 31, 2007	$461,394	$0	$461,394
Year Ended December 31, 2008	$331,872	$23,746	$308,126
Year Ended December 31, 2009	$260,985	$45,726	$215,259

Fixed Income Fund
Year Ended December 31, 2007	$88,271	$96,833	$0
Year Ended December 31, 2008	$56,007	$109,478	$0
Year Ended December 31, 2009	$66,883	$110,430	$0

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PORTFOLIO MANAGERS

The portfolio managers listed below have responsibility for the day-to-day management of the Funds.  The information listed below is as of December 31, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
J . Luther King, Jr.	7 $679 million	2 $417 million	249 $2.7 billion	N/A	1 $114 million	N/A
Steven R. Purvis	5 $657 million	N/A	67 $1.0 billion	N/A	N/A	N/A
Paul W. Greenwell	4 $94 million	N/A	125 $494 million	N/A	N/A	N/A
James B. Orser	2 $71 million	N/A	84 $173 million	N/A	N/A	N/A
Scot C. Hollmann	3 $75 million	N/A	174 $829 million	N/A	N/A	N/A
Joan M. Maynard	2 $161 million	N/A	12 $82 million	N/A	N/A	N/A
Mark L. Johnson	3 $175 million	N/A	39 $23 million	N/A	N/A	N/A
Jonathan B. Deweese	2 $5 million	N/A	N/A	N/A	N/A	N/A
Benjamin M. Cowan	1 $5 million	N/A	N/A	N/A	N/A	N/A
Michael C. Yeager	1 $37 million	N/A	N/A	N/A	N/A	N/A
R. Todd Truitt	1 $37 million	N/A	N/A	N/A	N/A	N/A
James J. Kerrigan	1 $34 million	N/A	N/A	N/A	N/A	N/A
David M. Lehmann	1 $34 million	N/A	N/A	N/A	N/A	N/A

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Conflicts of Interest

The portfolio managers are responsible for managing the Funds and other separately managed accounts, including accounts for investment companies, employee benefit plans, pension plans, endowments, foundations, trusts, and high net worth individuals, and with respect to Mr. King, certain private pooled investment vehicles.  When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of conflicts of interest that may arise are discussed below.  The Adviser believes that it has established policies and procedures that are reasonably designed to mitigate these potential conflicts of interest.

•
The portfolio managers are responsible for managing other accounts that may have investment objectives, strategies, and risk profiles that differ from those of the Funds.  The portfolio managers make investment decisions for each account based on its investment objectives and guidelines, policies, practices and other relevant considerations.  Consequently, the portfolio managers may purchase or sell securities at the same or different times for one account and not another account or the Funds.  The portfolio managers may also make investment decisions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions.

•
The portfolio managers may purchase or sell for their own account securities that are purchased or sold on behalf of the Funds.  The portfolio managers also may have a beneficial interest in accounts managed by the Adviser, other than the Funds.  The Adviser has implemented a code of ethics and other policies and procedures in an effort to mitigate these potential conflicts of interest.

•
The portfolio managers could favor one account over another in allocating new investment opportunities of a limited nature, such as initial public offerings and private placements.  The Adviser has implemented policies and procedures, including a rotational system for allocating initial public offerings, in an effort to ensure that investment opportunities of a limited nature are allocated fairly and equitably among eligible accounts.

•
The portfolio managers could favor one account over another in the order in which trades for accounts are placed.  If the portfolio managers determine to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The Adviser has implemented trade allocation and aggregation policies and procedures in an effort to mitigate this potential conflict of interest.

Compensation

As an independent firm, the Adviser has full control over its compensation structure.  The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals.  Each member of the professional staff is provided a salary. They also are eligible to participate in the Adviser's profit sharing plan.   The majority of compensation is derived from bonuses, which are discretionary and based on individual merit as well as success of the Adviser in any given year. Criteria for individual bonuses include, among other things, stock selection, relationships building, investment performance, client service, and portfolio management.  There is no standard formula or method for determining bonuses and the factors considered for bonuses vary by individual.  Compensation is not based directly on the performance of the Funds or the net asset levels of the Funds.

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Ownership of Securities

Each portfolio manager owned the following amounts of each of the Funds as of December 31, 2009:

Key
A.	None
B.	$1 - $10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	$100,001 - $500,000
F.	$500,001 - $1,000,000
G.	Over $1,000,000

Fund Name	Name of Portfolio Manager	Dollar Range of Shares Owned
Small Cap Fund	Steven R. Purvis J. Luther King, Jr. Jonathan B. Deweese Benjamin M. Cowan	A A A A
Value Fund	Paul W. Greenwell James B. Orser Michael C. Yeager R. Todd Truitt	G A A A
Growth Fund	James B. Orser Paul W. Greenwell James J. Kerrigan David M. Lehmann	E A A A
Fixed Income Fund	Joan M. Maynard Scot C. Hollmann Mark L. Johnson	A A A

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts in seeking best execution with respect to all securities transactions for the Funds.  In selecting brokers or dealers for securities transactions for the Funds, the Adviser may consider, among other things:  the quality of executions and liquidity provided by the broker; the ability of the broker to maintain confidentiality of client orders and order flow; the ability of the broker to minimize market impact for client transactions; the commission rates charged by the broker in comparison to the charges of other brokers for similar transactions; research and investment capabilities provided by the broker; the broker’s ability to obtain timely, accurate, and cost-effective executions; the ability of the broker to accurately communicate the nature of the market for a particular security; the broker’s execution policies and commitment to providing best execution; the size and volume of the broker’s order flow; and the efficiency and accuracy of the broker’s operations area with regard to settlement procedures.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Funds to pay higher commission rates than the lowest available when the Adviser believes in good faith that the commissions paid are reasonable in light of the value of the brokerage or research services provided by the broker, either in terms of a particular transaction or the Adviser’s overall responsibilities with respect to accounts for which it has investment discretion.  These services, which in some cases may also be purchased for cash, include general economic and security market analyses and reports, industry and company analyses and reports, and other third party and proprietary analyses and reports concerning securities and recommendations as to the purchase and sale of securities.  The Adviser may use some of these research services in providing investment advisory services to all of its clients, and not all of these research services may be used by the Adviser in providing investment advisory services to the Funds.  During the fiscal year ended December 31, 2009, the Aquinas Small Cap Fund, Aquinas Value Fund and Aquinas Growth Fund directed transactions to brokers pursuant to which the brokers provided third-party or proprietary research or brokerage services to the Adviser.  Pursuant to these arrangements to receive research and brokerage services, during the fiscal year ended December 31, 2009 it is estimated that the Aquinas Small Cap Fund paid total commissions of $2,377 on transactions with a principal value of $2,160,560, the Aquinas Value Fund paid total commissions of $15,921 on transactions with a principal value of $17,382,346, and the Aquinas Growth Fund paid total commissions of $18,583 on transactions with a principal value of $26,912,251.

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It is not the Adviser’s practice to allocate brokerage or principal business on the basis of sales of shares of the Funds that may be made through intermediary brokers or dealers.  However, the Adviser may place orders with qualified broker-dealers who recommend the Funds or who act as agents in the purchase of shares of the Funds for their clients. The Adviser does not have an affiliated broker, therefore it has not performed any affiliated brokerage transactions.  The aggregate amount of brokerage commissions paid by each Fund for the years ended December 31, 2009, 2008 and 2007 is as follows:

	December 31, 2009	December 31, 2008	December 31, 2007
Small Cap Fund	$12,346	$28,857	$29,020
Value Fund	$32,482	$68,870	$79,597
Growth Fund	$37,574	$61,541	$86,699
Fixed Income Fund	$0	$23	$394

Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser.  If purchases or sales of securities consistent with the investment policies of the Funds and one or more of these other clients serviced by the Adviser are considered at or about the same time, transactions in such securities may be allocated among the Funds and clients in accordance with the Adviser’s Allocation and Aggregation Policy or in any other manner deemed fair and reasonable by the Adviser.

During the fiscal year ended December 31, 2009, the Funds acquired securities of certain of its “regular brokers or dealers” as defined in the 1940 Act, or their parents.  As of December 31, 2009, the following Funds owned the following securities of its “regular brokers or dealers” or their parents:

Fixed Income Fund

Security of “Regular Broker/Dealer” of the Fund	Value of Fund’s Aggregate Holding of Securities as of December 31, 2009
Credit Suisse First Boston USA	$48,992

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of long-term portfolio securities for the fiscal year by (2) the monthly average of the value of long-term portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

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The Funds had the following turnover rates for the past two years:

	Fiscal Year Ended 12-31-09	Fiscal Year Ended 12-31-08
Small Cap Fund	66%	91%
Value Fund	29%	70%
Growth Fund	47%	67%
Fixed Income Fund	28%	20%

CUSTODIAN

As custodian of the Funds’ assets, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, has custody of all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

ADMINISTRATOR

Pursuant to a Fund Administration Agreement, U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides each Fund with administrative services.  The services under this Agreement are subject to the supervision of the Board of Trustees and officers, and include day-to-day administration of matters necessary to the Funds’ operations, maintenance of their records, preparation of reports, compliance testing of the Funds’ activities, and preparation of periodic updates of the registration statement under federal and state laws.  For administration services, USBFS receives from each Fund a fee, calculated daily and paid monthly.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

Administration fees incurred during the past three fiscal years were as follows:

	2009	2008	2007
Small Cap Fund	$20,925	$21,030	$20,875
Value Fund	$28,843	$29,094	$30,874
Growth Fund	$27,605	$31,833	$41,013
Fixed Income Fund	$26,585	$26,404	$25,235

TRANSFER AGENT, DIVIDEND-DISBURSING AGENT AND FUND ACCOUNTANT

USBFS acts as Transfer Agent, dividend-disbursing agent, and fund accountant for the Funds.

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares.   The Distributor uses its best efforts to distribute the Funds’ shares, which shares are offered for sale by the Funds continuously at net asset value per share without the imposition of a sales charge.   The Funds pay that portion of the compensation owed to the Distributor that is permitted under Rule 12b-1 of the 1940 Act and the Adviser Class Plan (as defined below), and the Adviser pays the remaining portion of any such compensation.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

DISTRIBUTION PLAN

The Board has adopted the Adviser Class Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  Pursuant to this Plan, each Fund can pay up to an aggregate maximum of 1.00% per annum of its average daily net assets for actual expenses incurred in the distribution and promotion of its shares, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses.  The Board of Trustees has authorized payments under the Plan at an annual rate of 0.25% of each Fund’s average daily net assets (other than the Fixed Income Fund).

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Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the amount and purpose of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan, and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The Small Cap, Value and Growth Funds paid the following amounts in 12b-1 expenses for the fiscal year ended December 31, 2009:

	Small Cap Fund	Value Fund	Growth Fund
Advertising/Marketing	$340	$3,615	$3,837
Printing/Postage	$205	$1,951	$2,072
Payment to Distributor	$887	$7,526	$7,133
Payment to dealers	$6,262	$34,744	$33,617
Compensation to sales personnel	$0	$0	$0
Other	$2,347	$25,233	$25,838

INTERESTS OF CERTAIN PERSONS

With the exception of the Adviser, no “interested person” of the Funds, as defined in the 1940 Act, and no trustee of the Trust who is not an “interested person” has or had a direct or indirect financial interest in the Plan or any related agreement.  During the year ended December 31, 2009, the Adviser was reimbursed $61,575 under the Plan for expenses incurred in the distribution and promotion of shares of the Funds, including compensation of certain Adviser employees that are registered representatives of the Distributor.

CODE OF ETHICS

The Trust and the Adviser have each adopted a written Code of Ethics.  The Code of Ethics governs the personal securities transactions of trustees, directors, officers and employees who may have access to current trading information of the Funds.  The Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain conditions.  The Code includes reporting and other obligations to monitor personal transactions and confirm that such transactions do not disadvantage the Funds.

PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

Purchasing Shares with Liquid Securities.  Certain clients of the Adviser may, subject to the approval of the Trust, purchase shares of the Funds with liquid securities that are eligible for purchase by a Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable (and not established only by fair valuation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market.  These transactions will be effected only if the Adviser intends to retain the security in the Funds as an investment.  Assets so purchased by the Funds will be valued in generally the same manner as they would be valued for purposes of pricing a Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase.

Automatic Investment Program.  The Automatic Investment Program permits investors who own shares of a Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investors.  Provided the investor’s financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor’s checking or savings account.  The financial institution must be a member of the Automatic Clearing House network.  There is no charge for this service. A $25 fee will be charged if the investor’s bank rejects the scheduled transaction.  At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased on a specified day or days of a month.

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The Automatic Investment Program is one means by which an investor may use “dollar cost averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals.  This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices.  In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that shares bought using dollar cost averaging are purchased without regard to their price on the day of investment or market trends.  In addition, while investors may find dollar cost averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than their purchase price.

To establish the Automatic Investment Program, an investor must complete the appropriate sections of the Account Registration Form.  Please call the Trust at 800-423-6369 if you have questions.  An investor may cancel his or her participation in this Program or change the amount of purchase at any time by notifying the Transfer Agent by telephone or in writing five days prior to the effective date of the next transaction.  The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

PRICING OF SHARES

Shares of the Funds are sold and redeemed on a continual basis at the net asset value per share next computed following acceptance of an order by a Fund.  A Fund’s net asset value per share for the purpose of pricing purchase and redemption orders is determined as of the close of normal trading (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The NYSE is closed on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Nasdaq Global Market securities are valued at the NASDAQ Official Closing Price (the “NOCP”).  Price information on listed securities is taken from the exchange where the security is primarily traded.  Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price on the relevant exchanges or markets.

Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued.  Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using net foreign exchange quotations received from independent dealers at the time of valuation.

Fixed income securities (other than obligations having a maturity of 60 days or less) are normally valued at the mean of the bid and ask price and/or by using a combination of broker quotes or matrix evaluations provided by an independent pricing service.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value.  In the event that amortized cost does not reflect fair value, market prices as determined above will be used.

Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees.  The Board of Trustees has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to the Adviser.  The procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.  The Funds may also use independent pricing services to assist in pricing portfolio securities.

An example of how each Fund calculated its total offering price per share as of December 31, 2009 is as follows:

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	Net Assets Shares Outstanding	=	Net Asset Value per share

Small Cap Fund	$5,264,694	=	$5.25
	1,002,424

Value Fund	$36,536,484	=	$10.82
	3,377,283

Growth Fund	$34,071,157	=	$14.25
	2,390,306

Fixed Income Fund	$12,327,652	=	$10.21
	1,207,932

PORTFOLIO HOLDINGS INFORMATION

It is the policy of LKCM Funds to protect the confidentially of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds.  No information concerning the portfolio holdings of the Funds may be disclosed to any person except as provided below.

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board of Trustees.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, each Fund also makes available on the Funds’ website a complete schedule of its portfolio holdings no sooner than 30 days following the end of each calendar quarter.  Information contained within Fund Fact Sheets (Top Ten Holdings; Sector Weightings; Turnover Rate; Composition; and Performance) is made publicly available on the website upon completion by Quasar Distributors, LLC, the Fund’s Distributor (generally within 10-15 days after the close of the calendar quarter).  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose the Fund Fact Sheets and complete schedules of portfolio holdings as of the end of the most recent calendar quarter, no earlier than 10 days and 30 days after the end of the calendar quarter, respectively.

In addition, the Funds’ service providers, including the administrator, custodian, legal counsel, proxy voting administrator and auditors, may receive portfolio holdings information in connection with their services to the Funds.  The Funds' service providers have a duty to keep nonpublic information about the Funds confidential based on existing laws and due to the nature of their roles with the Funds.  An officer of the Adviser or the Chief Compliance Officer of the Funds may direct the distribution of (or authorize the Funds’ administrator to distribute) portfolio holdings to rating and ranking agencies for a legitimate business purpose on a quarterly basis.  This information is provided no earlier than 30 days after the end of a calendar quarter and no compensation is received by the Adviser or the Funds as consideration for such disclosure.  The Funds’ Chief Compliance Officer may waive certain of the requirements of this policy.  The Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those required by the Funds’ policy.  Notwithstanding these policies, the Funds may disclose portfolio holdings information to the extent required by applicable law.

The Funds’ Chief Compliance Officer will report any violations of these policies to the  Board of Trustees on a quarterly basis.  In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

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If the disclosure of portfolio holdings presents a conflict of interest between the shareholders and the Adviser, the Funds’ principal distributor or any of their respective affiliates, then such conflict will be reported to the Board for its consideration prior to the dissemination of such portfolio holdings information.

EXCHANGES

Each Fund may exchange shares for shares of another LKCM Fund.

REDEMPTIONS IN KIND

The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the applicable Fund. If redemptions are paid in investment securities the redeeming shareholders might incur brokerage expenses if they converted these securities to cash. Securities used to make such “in-kind” redemptions will be readily marketable. The method of valuing such securities will be the same as the method of valuing Fund securities described under “Pricing of Shares,” and such valuation will be made as of the same time the redemption price is determined.

TAXATION

TAXATION OF THE FUNDS

The following discussion of certain federal income tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Code, the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. You should consult your own tax advisers with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

Each Fund intends to continue to qualify annually for treatment as a “regulated investment company” under Subchapter M of the Code (“RIC”).  That qualification requires each Fund to satisfy certain diversification, source-of-income, and distribution requirements each taxable year; in particular, the latter requires that each Fund distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”).  If so qualified, a Fund will not be liable for federal income tax to the extent it distributes net earnings and realized net gains to its shareholders on a timely basis.

If a Fund fails to qualify for treatment as a RIC for any taxable year, it would be treated as a regular corporation for federal tax purposes and would be taxed on the full amount of its investment company taxable income for that year without being able to deduct the distributions it makes to its shareholders.  In addition, for those purposes any distributions that it made to its shareholders would be taxable to them as ordinary income to the extent of its earnings and profits (with no part treated as a capital gain distribution), except for the part of those dividends that is “qualified dividend income” (described in the Prospectus), which is subject to a maximum federal income tax rate of 15%. This treatment would increase the cost of investing in that Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by that Fund instead of investing indirectly in those securities through the Fund.

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Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 (or December 31, if the Fund so elects) of that year, plus certain other amounts.

Hedging strategies, such as entering into Forward Contracts and writing (selling) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith.  Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and Forward Contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the income requirement to qualify as a RIC.

Certain futures, foreign currency contracts and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which all Funds may invest may be subject to section 1256 of the Code (“section 1256 contracts”).  Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purpose of the Excise Tax.  These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes, without in either case increasing the cash available to the Fund.  A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or Forward Contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction by a Fund during any taxable year that would otherwise be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The Fixed Income Fund may acquire zero-coupon or other securities issued with original issue discount (“OID”).  As a holder of those securities, a Fund must include in its gross income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year.  With respect to “market discount bonds” (i.e., bonds purchased by the Fund at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon), a Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds.  Because that Fund annually must distribute substantially all of its investment company taxable income, including any OID or market discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from that Fund’s cash assets or from the proceeds of sales of its portfolio securities, if necessary.  That Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

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Investments in Foreign Securities.  Dividends and interest a Fund receives on foreign securities, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Funds may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests:

(1) at least 75% of its gross income for the taxable year is passive or

(2) an average of at least 50% of its assets produce, or are held for the production of, passive income.

Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on “qualified dividend income” mentioned above.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to its shareholders -- even if the QEF did not distribute those earnings and gain to the Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC that is publicly traded or otherwise marketable.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies, including Forward Contracts, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of investment company taxable income available to a Fund for distribution to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

Capital Loss Carryforwards.  As of December 31, 2009, the accumulated capital loss carryforwards were as follows:
	LKCM Aquinas Value Fund	LKCM Aquinas Growth Fund	LKCM Aquinas Small Cap Fund	LKCM Aquinas Fixed Income Fund
Expiring in 2014	$0	$0	$0	$26,812
Expiring in 2015	$0	$0	$0	$184,058
Expiring in 2016	$840,790	$42,477	$166,781	$130,321
Expiring in 2017	$1,889,250	$3,871,135	$899,425	$0
Total capital loss carryforwards	$ 2,730,040	$ 3,913,612	$1,066,206	$341,191

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To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, serves as the Funds’ independent registered public accounting firm, whose services include an audit of the Funds’ financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS

The audited financial statements for the Funds are incorporated by reference to the Funds’ Annual Report to Shareholders for the period ended December 31, 2009.

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APPENDIX A

DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc. Long-Term Obligation Ratings:

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:  judged to be of the highest quality, with minimal credit risk.  Aa: judged to be of high quality and are subject to very low credit risk.  A: considered upper-medium grade and are subject to low credit risk.  Baa: subject to moderate credit risk and considered medium-grade (i.e., may possess certain speculative characteristics).  Ba:  judged to have speculative elements and are subject to substantial credit risk.  B: considered speculative and are subject to high credit risk.  Caa:  judged to be of poor standing and are subject to very high credit risk.  Ca:  highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.  C: the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Excerpts from Standard & Poor’s Corporation Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on the following considerations: Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; Nature of and provisions of the obligation; Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.

AAA: highest rating assigned by Standard & Poor’s; the obligor’s capacity to meet its financial commitment on the obligation is extremely strong.  AA: differs from the highest-rated obligations only to a small degree; the obligor’s capacity to meet its financial commitment on the obligation is very strong.  A: somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories; however, the obligor’s capacity to meet its financial commitment on the obligation is still strong.  BBB: exhibits adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C:  Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.  BB: less vulnerable to nonpayment than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  B: more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.  CCC: currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.  CC: currently highly vulnerable to nonpayment.  C: currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.  D: payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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Plus(+) or Minus(-):  The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Excerpts from Fitch Ratings Corporate Finance Obligations — Long-Term Rating Scales:

Ratings of individual securities or financial obligations of a corporate or sovereign issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment.

The relationship between issuer and obligation scale assumes an historical average recovery of between 30%–50% on the obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR. The difference between issuer and obligation rating reflects expectations of the recovery prospects for each class of obligation, relative to this implied historical average of 30%–50%. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA: Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.  AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.  A: High credit quality.  ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.  BBB: Good credit quality.  ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.  ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.  B: Highly speculative.  ‘B’ ratings indicate that material credit risk is present.  CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.  CC: Very high levels of credit risk.  ‘CC’ ratings indicate very high levels of credit risk.  C: Exceptionally high levels of credit risk.  ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ rating category, or to ratings in the categories below ‘B’.

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LKCM FUNDS

PART C. OTHER INFORMATION

Item 28.      Exhibits

(a)	Amended Agreement and Declaration of Trust (1)
(b)	By-Laws (1)
(c)	Not applicable
(d)	(1)	Form of Investment Advisory Agreement dated June 21, 1994 (2)
(2)	Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the Small Cap Equity Fund (2)
(3)	Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Equity Fund (2)
(4)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Balanced Fund (3)
(5)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Fixed Income Fund (3)
(6)	Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM International Fund (1)
(7)	Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM Aquinas Funds (5)
(8) Expense Limitation Agreement between LKCM Funds and Luther King Capital Management
Corporation – filed herewith.
(e)	Amended and Restated Distribution Agreement between LKCM Funds, Luther King Capital Management Corporation and Quasar Distributors, LLC (6)
(f)	None
(g)	Amended and Restated Custody Agreement between LKCM Funds and U.S. Bank National Association, dated November 17, 2009 (7)
(h)	(1)	Amended and Restated Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (7)
(2)	Amended and Restated Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (7)
(3)	Amended and Restated Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (7)
(4)	Power of Attorney (6)
(i)	Opinion of Counsel – filed herewith.
(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)	None
(l)	Purchase Agreement dated June 6, 1994 (2)
(m)	(1)	LKCM Fund Distribution Plan: Balanced Fund, International Fund, and Fixed Income Fund, and Institutional Classes Small Cap Equity Fund and Equity Fund (2)
(2)	LKCM Fund Distribution Plan: Adviser Class of Small Cap Equity Fund and Equity Fund and Aquinas Funds (5)
(n)	Rule 18f-3 Multiple Class Plan (4)
(o)	Reserved
(p)	(1)	Code of Ethics of Luther King Capital Management Corporation and LKCM Funds (7)
(2)	Code of Ethics of TT International (7)

(1) Incorporated by reference from Post Effective Amendment No. 14 to the Registration Statement of the Trust, filed previously via EDGAR on September 29, 2000.
(2) Incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of the Trust, filed previously via EDGAR on October 15, 1997.
(3) Incorporated by reference from Post Effective Amendment No. 8 to the Registration Statement of the Trust, filed previously via EDGAR on February 27, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 17 to the Registration Statement of the Trust, filed previously via EDGAR on February 28, 2003.
(5) Incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement of the Trust, filed previously via EDGAR on July 8, 2005.
(6) Incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement of the Trust, filed previously via EDGAR on April 27, 2007.
(7) Incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement of the Trust, filed previously via EDGAR on February 26, 2010.

Item 29.      Persons Controlled by or Under Common Control With Registrant

Registrant is not controlled by or under common control with any person.

Item 30.      Indemnification

Reference is made to Article VI of the Registrant's Amended Agreement and Declaration of Trust, incorporated by reference as Exhibit 1 hereto.  Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.      Business and Other Connections of Investment Adviser

Besides serving as investment adviser to separately managed accounts and private investment funds, none of the Adviser or its directors, officers or partners is or has been engaged in any other business, profession, vocation or employment of a substantial nature for its own account or in the capacity of director, officer, employee, partner or trustee.

Besides serving as investment adviser to separately managed accounts and private investment funds, none of TT International or its directors, officers or partners is or has been engaged in any other business, profession, vocation or employment of a substantial nature for its owns account or in the capacity of director, officer, employee, partner or trustee.

Item 32.      Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Keystone Mutual Funds
Advisors Series Trust	Kiewit Investment Fund, LLLP
Allied Asset Advisors Funds	Kirr Marbach Partners Funds, Inc.
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	Masters' Select Funds Trust
Alpine Series Trust	Matrix Advisors Value Fund, Inc.
Artio Global Funds	Monetta Fund, Inc.
Brandes Investment Trust	Monetta Trust
Brandywine Blue Funds, Inc.	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	Rockland Funds Trust
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hennessy SPARX Funds Trust	Wall Street Fund
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds
Jensen Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)  Not applicable.

Item 33.      Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Luther King Capital Management Corporation, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102 (records relating to its function as investment adviser of the LKCM Funds)

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent)

U.S. Bank, N.A., 1555 N. River Center Dr., Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian)

TT International, Moor House, Level 13, 120 London Wall, London EC2Y 5ET (records relating to its function as sub-adviser of the International Fund)

Item 34.      Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.      Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly this Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on April 30, 2010.

          By:    /s/ J. Luther King, Jr.
J. Luther King, Jr.
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement of the Registrant as it relates to the LKCM Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ J. Luther King, Jr. J. Luther King, Jr.	Trustee, President and Chief Executive Officer	April 30, 2010
/s/ H. Kirk Downey * H. Kirk Downey	Chairman and Trustee	April 30, 2010

/s/ Richard J. Howell * Richard J. Howell	Trustee	April 30, 2010

/s/ Earle A. Shields, Jr. * Earle A. Shields, Jr.	Trustee	April 30, 2010

/s/ Jacob D. Smith Jacob D. Smith	Chief Financial Officer	April 30, 2010

* /s/ Jacob D. Smith
    Jacob D. Smith
Attorney-in-fact pursuant to the Power of Attorney filed on April 27, 2007 and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(d)(8)	Expense Limitation Agreement between LKCM Funds and Luther King Capital
Management Corporation

(i)	Opinion of Counsel

(j)	Consent of Independent Registered Public Accounting Firm